As filed with the Securities and Exchange Commission on May 1, 2006
Registration No. 333-51955
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President, General Counsel and Secretary	Vice President
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2006 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Independence® Individual And Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Independence
File No. 333-51955
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus
1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Overview

4.	Condensed Financial Information

	(a)	Accumulation unit values	Condensed Financial Information

	(b)	Financial statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company®

	(b)	Registrant	The Separate Account

	(c)	Portfolio company	The Portfolios

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting Rights

	(f)	Administrator	Not Applicable

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Fee Table

	(f)	Operating expenses	Fee Table

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	Persons with Rights Under a Contract; Voting Rights

	(b)	(i) Allocations of premium payments	Purchase Payments

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions

Form N-4 Part A Item No.			Heading in Prospectus
	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent transfer risks	Transfers

8.	Annuity Period		Benefit Payment Period

9.	Death Benefit		Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments, Investment Options - Allocations; Account Value; Glossary of Financial Terms

	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c)	Daily calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By owner	Surrender and Withdrawals

		By annuitant	Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Surrender and Withdrawals

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Legal Proceedings

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.		Heading in Prospectus or SAI (as indicated)
15.	Cover Page	(SAI) Cover Page

16.	Table of Contents	(SAI) Table of Contents

17.	General Information and History	(SAI) General Information and History

18.	Services

	(a) Fees and expenses of registrant	(Prospectus) Fee Table

	(b) Management contracts	Not Applicable

	(c) Custodian	Not Applicable

	Independent auditors	(SAI) Experts

2

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)
	(d)	Assets of registrant	Not Applicable

	(e)	Affiliated persons	Not Applicable

	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

	(b)	Sales load	Not Applicable

	(c)	Frequent transfer arrangements	(SAI) Other Restrictions

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b)	Other subaccounts	Not Applicable

22.	Annuity Payments		(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements
Form N-4 Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2006
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts”. Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Dreyfus Variable Investment Fund
-AIM V.I. Capital Development Fund-Series I Shares	-Dreyfus VIF Appreciation Portfolio-Initial Shares
-AIM V.I. Core Equity Fund-Series I Shares	-Dreyfus VIF Developing Leaders Portfolio-Initial Shares
-AIM V.I. Financial Services Fund-Series I Shares	-Dreyfus VIF Growth and Income Portfolio-Initial Shares
-AIM V.I. Global Health Care Fund -Series I Shares	-Dreyfus VIF Money Market Portfolio
-AIM V.I. High Yield Fund-Series I Shares
-AIM V.I. Small Cap Equity Fund-Series I Shares	DWS Investments VIT Funds (formerly Scudder
-AIM V.I. Small Company Growth Fund-Series I Shares	Investments VIT Funds)
(Effective July 3, 2006, will be renamed AIM V.I. Small Cap Growth Fund)	-DWS Small Cap Index VIP-Class A
Janus Aspen Series
American Century Variable Portfolios	-Janus Aspen Series Balanced Portfolio-Institutional Shares
-American Century VP Large Company Value Fund-Class I	-Janus Aspen Series Forty Portfolio-Institutional Shares
-American Century VP Mid Cap Value Fund-Class I	-Janus Aspen Series International Growth Portfolio-Inst. Shares
-American Century VP Ultra® Fund-Class I	-Janus Aspen Series Large Cap Growth Portfolio-Inst. Shares
-American Century VP Vista SM Fund-Class I	-Janus Aspen Series Mid Cap Growth Portfolio-Inst. Shares

Dreyfus Investment Portfolio	Oppenheimer Variable Account Funds
-Dreyfus IP Technology Growth Portfolio-Initial Shares	-Oppenheimer Balanced Fund/VA-Initial Shares
-Oppenheimer Capital Appreciation Fund/VA-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-Oppenheimer Main Street Fund®/VA-Initial Shares

Dreyfus Stock Index Fund, Inc.-Initial Shares	PIMCO Variable Insurance Trust
-PIMCO VIT Real Return Portfolio-Administrative Class
-PIMCO VIT Total Return Portfolio-Administrative Class
Van Kampen-The Universal Institutional Funds, Inc.
-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Van Kampen UIF Value Portfolio-Class I

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2006, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the SEC (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: www.sec.gov. The registration number is 333-51955. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are Not FDIC or NCUSIF Insured

▪	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

▪	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

▪	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Benefit Payment Period
The period during which either annuity benefit or Death Benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.
Death Benefit Valuation Date
The date the Death Benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the Death Benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.
Owner
For purposes of this prospectus, references to Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).

Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply if I Surrender a Contract?
There are no charges imposed on partial or full surrenders of the Contracts, except that the annual contract maintenance fee will be deducted at the time of a full surrender. Surrender procedures are described in the Surrenders section of this prospectus. A penalty tax may be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?
The Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;

▪	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be entirely waived);

▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2005 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.annuityinvestors.com.

EXPENSE TABLES
These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

Sales load imposed on purchase payments or on surrenders	None
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee	$30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)	$25
Loan Interest Spread*	3%

*	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$40
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

				Enhanced Contracts
		Enhanced		With Administration
	Standard Contracts	Contracts		Charge Waived
Mortality and Expense Risk Charge	1.25%	0.95%	0.75%	0.95%	0.75%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%

Total Separate Account Annual Expenses	1.40%	1.10%	0.90%	0.95%	0.75%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Minimum	Maximum

Prior to any fee waiver or expense reimbursement *	0.27	1.57
After reimbursement of contractual expenses **	0.27	1.20

*	The expenses are shown for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursements.

**	The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Fee reduction and expense reimbursement arrangements reflected in the table above will remain in effect at least through April 30, 2007. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

Portfolio Annual Expenses (Before Expense Reimbursement)

			Total
	Management	Other	Annual
Portfolios Without Service Fees	Fees	Expenses	Expenses(1)
AIM V.I. Capital Development Fund-Series I Shares(2)(3)	0.75	0.34	1.09
AIM V.I. Core Equity Fund-Series I Shares(2)(4)	0.60	0.27	0.87
AIM V.I. Financial Services Fund-Series I Shares(2)	0.75	0.37	1.12
AIM V.I. Global Health Care Fund-Series I Shares(2)(3)	0.75	0.33	1.08
AIM V.I. High Yield Fund-Series I Shares(5)(6)	0.63	0.54	1.17
AIM V.I. Small Cap Equity Fund-Series I Shares(3)(5)(7)	0.85	0.72	1.57
AIM V.I. Small Company Growth Fund-Series I Shares(3)(5)	0.75	0.64	1.39
American Century VP Large Company Value Fund-Class I Shares(8)(9)	0.90	0.04	0.94
American Century VP Mid Cap Value Fund-Class I Shares(8)	1.00	0.02	1.02
American Century VP Ultra®Fund-Class I Shares(8)(9)	1.00	0.01	1.01
American Century VP VistaSM Fund-Class I Shares(8)	1.00	0.01	1.01
Dreyfus IP Technology Growth Portfolio-Initial Shares	0.75	0.06	0.81
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	0.75	0.06	0.81
Dreyfus Stock Index Fund, Inc.-Initial Shares	0.25	0.02	0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares	0.75	0.05	0.80
Dreyfus VIF Developing Leaders Portfolio-Initial Shares	0.75	0.06	0.81
Dreyfus VIF Growth and Income Portfolio-Initial Shares	0.75	0.06	0.81
Dreyfus VIF Money Market Portfolio	0.50	0.09	0.59
DWS Small Cap Index VIP-Class A(10)	0.35	0.16	0.51
Janus Aspen Series Balanced Portfolio-Institutional Shares	0.55	0.02	0.57
Janus Aspen Series Forty Portfolio-Institutional Shares	0.64	0.03	0.67
Janus Aspen Series International Growth Portfolio-Institutional Shares	0.64	0.06	0.70
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	0.64	0.02	0.66
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	0.64	0.03	0.67
Oppenheimer Balanced Fund/VA-Initial Series(11)	0.72	0.02	0.74
Oppenheimer Capital Appreciation Fund/VA-Initial Series(11)	0.64	0.02	0.66
Oppenheimer Main Street Fund®/VA-Initial Series(11)	0.65	0.02	0.67
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	0.75	0.31	0.68
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	0.72	0.29	1.01
Van Kampen UIF U.S. Real Estate Portfolio-Class I	0.75	0.28	1.03
Van Kampen UIF Value Portfolio-Class I	0.55	0.37	0.92

	Management	12b-1	Other	Total Annual
Portfolios with Service Fees	Fees	Fees	Expenses	Expenses
PIMCO Real Return Portfolio-Administrative Class(12)	0.25	0.15	0.26	0.66
PIMCO Total Return Portfolio-Administrative Class(13)	0.25	0.15	0.25	0.65

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2005. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

	Management		Waiver or	Total Net
Portfolio	Fees	Other Expenses	Reimbursement	Annual Expenses
AIM V.I. High Yield Fund(5)(6)	0.63	0.54	0.21	0.96
AIM V.I. Small Cap Equity Fund(3)(5)	0.85	0.72	0.42	1.15
AIM V.I. Small Company Growth Fund(3)(5)	0.75	0.64	0.19	1.20
Van Kampen UIF Value Portfolio	0.55	0.37	0.07	0.85

(2)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: interests; taxes; dividend expense on short sales; extraordinary items; expenses related to a merger or reorganization as approved by the Fund’s Board of Trustees; and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(3)	Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(4)	As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund’s Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above) of Series I shares to 0.91% of average daily net assets. The expense limitation agreement is in effect through April 30, 2007.

(5)	Effective July 1, 2005, the Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (subject to the same exclusions discussed above) of Series I shares to the following percentages of average daily net assets: 0.95% for the High Yield Fund, 1.15% for the Small Cap Equity Fund, and 1.20% for the Small Company Growth Fund. The fee waiver has been restated to reflect this agreement. This limitation agreement is in effect through April 30, 2007.

(6)	Other Expenses include interest expense of 0.01%.

(7)	Effective July 3, 2006, the Fund will be renamed AIM V.I. Small Cap Growth Fund and it investment objective and/or investment strategies will be changed.

(8)	“Other Expenses,” which include the fees and expenses of the Fund’s independent directors and their legal counsel as well as interest, were less than 0.005% for the most recent fiscal year.

(9)	The Fund has a stepped fee schedule. As a result, the Fund’s management fee rate generally decreases as the Fund’s assets increase and increases as the Fund’s assets decrease.

(10)	Through May 31, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s operating expenses at 0.450% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. In addition, from June 1, 2006, through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s operating expenses at a ratio no higher than 0.483% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses. The information has been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(11)	Expenses may vary in future years. “Other Expenses” in the table above include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund’s transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year, for both classes. That undertaking may be amended or withdrawn at any time. For the Fund’s fiscal year ended December 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(12)	“Other Expenses” reflect an administrative fee of 0.25% and interest expense. Interest expense is generally incurred as a result of investment management activities. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(13)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
The examples assume you invest $10,000 in the Standard Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$345	$1102	$1957	$4596
Minimum	$213	$686	$1230	$2955
(2) If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$345	$1102	$1957	$4596
Minimum	$213	$686	$1230	$2955
(3) If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$345	$1102	$1957	$4596
Minimum	$213	$686	$1230	$2955

CONDENSED FINANCIAL INFORMATION

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year

AIM V.I. Capital Development Fund-Series I Shares
11.254617	16,459.887	11.291687	1,008.183	11.316377	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.418135	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (formerly AIM V.I. Core Stock Fund)
12.874443	802,055.805	13.203242	3,938.002	11.274478	0.000	12/31/05
12.633069	1,041,727.524	12.916476	4,449.809	11.007435	0.000	12/31/04
12.290843	1,079,564.320	12.528641	7,710.659	10.655477	1,249.958	12/31/03
10.165715	1,100,758.403	10.331759	5,632.301	8.769706	1,016.232	12/31/02
12.743764	1,199,392.254	12.913529	3,972.101	10.939435	831.083	12/31/01
14.196834	1,018,117.732	—	—	—	—	12/31/00
13.726769	553,696.171	—	—	—	—	12/31/99
12.120155	200,541.938	—	—	—	—	12/31/98
10.659157	33,269.983	—	—	—	—	12/31/97
AIM V.I. Financial Services Fund-Series I Shares
11.540835	198,663.153	11.703172	1,383.076	11.812566	0.000	12/31/05
11.051409	208,252.570	11.172949	256.950	11.254711	0.000	12/31/04
10.313195	157,061.561	10.395135	38.751	10.450179	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.137086	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.648046	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (formerly AIM V.I. Health Sciences Fund)
10.805644	405,402.095	10.957652	948.050	11.060091	0.000	12/31/05
10.132965	382,011.757	10.244403	727.654	10.319384	0.000	12/31/04
9.553444	311,542.224	9.629350	552.891	9.680353	1,325.870	12/31/03
7.580976	210,450.701	7.618614	203.656	7.643844	1,160.526	12/31/02
10.175290	59,824.959	10.195475	0.000	10.208982	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares
10.886907	350,885.548	10.942429	230.396	10.979447	0.000	12/31/05
10.749148	449,939.142	10.771273	214.851	10.785980	0.000	12/31/04
10.095432	859,221.923	10.290759	188.060	9.127994	755.565	12/31/03
8.186958	488,086.809	8.320679	169.835	7.365950	653.397	12/31/02
8.410616	546,183.962	8.522682	149.057	7.529874	2,221.642	12/31/01
10.025816	403,918.794	—	—	—	—	12/31/00
11.510803	221,636.210	—	—	—	—	12/31/99
10.689459	70,047.913	—	—	—	—	12/31/98
10.687084	10,260.821	—	—	—	—	12/31/97
AIM V.I. Small Cap Equity Fund-Series I Shares
10.857407	15,527.249	10.893167	559.580	10.916974	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.189150	0.000	12/31/04

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year

AIM V.I. Small Company Growth Fund-Series I Shares
9.203351	141,453.043	9.332860	465.384	9.420117	0.000	12/31/05
8.873033	123,848.236	8.970653	388.008	9.036335	0.000	12/31/04
7.900935	131,306.947	7.963751	34.809	8.005948	1.635	12/31/03
6.004149	155,173.901	6.033996	0.000	6.054001	0.000	12/31/02
8.838420	27,720.462	8.856003	0.000	8.867759	0.000	12/31/01
American Century VP Large Company Value Fund-Class I Shares
10.560864	99,384.541	10.595660	82.915	10.618830	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220930	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares
11.229852	114,376.075	11.266849	132.931	11.291465	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399928	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares
10.463493	32,615.015	10.497965	0.000	10.520913	0.000	12/31/05
10.386756	598.086	10.389435	0.000	10.391213	0.000	12/31/04
American Century VP Vista SM Fund-Class I Shares
11.088360	79,780.294	11.124884	0.000	11.149189	0.000	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403835	0.000	12/31/04
Dreyfus IP Technology Growth Portfolios-Initial Shares
10.388053	32,100.558	10.422269	0.000	10.445063	0.000	12/31/05
10.151024	198.889	10.153642	0.000	10.155381	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
10.543914	795,479.598	10.813247	5,790.816	8.856675	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	8.625051	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	8.194494	4,333.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	6.561870	3,843.678	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	9.318292	3,077.581	12/31/01
14.823134	894,007.973	—	—	—	—	12/31/00
16.894039	408,482.196	—	—	—	—	12/31/99
13.169143	140,614.024	—	—	—	—	12/31/98
10.320883	26,332.500	—	—	—	—	12/31/97
Dreyfus Stock Index Fund, Inc.-Initial Shares
13.328744	4,493,460.193	13.669089	6,535.021	11.017946	0.000	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	10.619518	0.000	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	9.685471	73,399.535	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	7.613224	67,021.625	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	9.894503	58,922.095	12/31/01
14.100696	3,598,196.884	—	—	—	—	12/31/00
15.760394	2,129,772.165	—	—	—	—	12/31/99
13.250646	779,485.606	—	—	—	—	12/31/98
10.479569	69,510.645	—	—	—	—	12/31/97

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year

Dreyfus VIF Appreciation Portfolio-Initial Shares
13.075735	1,005,802.778	13.409645	4,744.717	10.917645	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	10.554457	0.000	12/31/04
12.265787	936,025.635	12.503079	8,455.513	10.138694	2,923.121	12/31/03
10.264481	821,738.414	10.432114	6,651.281	8.442660	2,343.298	12/31/02
12.497173	717,965.716	12.663627	5,276.343	10.228319	1,894.964	12/31/01
13.974173	649,590.073	—	—	—	—	12/31/00
14.262203	517,772.082	—	—	—	—	12/31/99
12.975443	170,523.015	—	—	—	—	12/31/98
10.103905	18,347.666	—	—	—	—	12/31/97
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
14.708620	908,638.512	15.084331	6,468.518	14.322591	0.000	12/31/05
14.099077	919,021.905	14.415462	6,838.658	13.660000	0.000	12/31/04
12.842412	898,484.551	13.090970	9,249.068	12.379997	5,775.857	12/31/03
9.888294	887,931.962	10.049896	5,581.765	9.485334	5,490.189	12/31/02
12.397758	698,539.631	12.563024	2,568.238	11.833795	4,481.981	12/31/01
13.391746	482,890.909	—	—	—	—	12/31/00
11.984035	275,503.637	—	—	—	—	12/31/99
9.867472	171,968.905	—	—	—	—	12/31/98
10.362314	41,359.506	—	—	—	—	12/31/97
Dreyfus VIF Growth and Income Portfolio-Initial Shares
11.335178	573,338.603	11.624648	4,096.135	10.694477	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	10.441383	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	9.804034	1,018.544	12/31/03
8.409071	633,983.863	8.546428	2,655.811	7.815544	780.152	12/31/02
11.419341	646,842.656	11.571439	1,474.275	10.560897	544.980	12/31/01
12.299306	572,006.660	—	—	—	—	12/31/00
12.961023	331,756.261	—	—	—	—	12/31/99
11.243790	159,409.837	—	—	—	—	12/31/98
10.196538	32,231.762	—	—	—	—	12/31/97
Dreyfus VIF Money Market Portfolio
1.152576	6,753,332.466	1.177927	40,350.784	1.154189	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.137075	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.138179	133,840.928	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.140327	126,326.727	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.134928	127,843.640	12/31/01
1.128116	7,677,545.259	—	—	—	—	12/31/00
1.083700	2,638,837.162	—	—	—	—	12/31/99
1.050876	658,981.650	—	—	—	—	12/31/98
1.016499	0.000	—	—	—	—	12/31/97

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year

DWS Small Cap Index VIP Fund-Class A (formerly Scudder VIT Small Cap Index Fund)
14.951171	417,983.505	15.251478	151.892	15.454348	0.000	12/31/05
14.543337	347,239.433	14.790573	44.787	14.957190	0.000	12/31/04
12.525203	434,240.830	12.699687	8.778	12.816964	1,637.748	12/31/03
8.673629	165,980.862	8.768488	0.000	8.832017	1,015.061	12/31/02
11.074827	153,151.939	11.162755	54.021	11.221359	577.104	12/31/01
11.003134	83,894.729	—	—	—	—	12/31/00
11.606269	15,259.149	—	—	—	—	12/31/99
Janus Aspen Series Balanced Portfolio-Institutional Shares
18.802986	3,224,954.488	19.283124	11,389.809	15.250326	0.000	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	14.255222	0.000	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	13.254381	55,839.756	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	11.726184	53,841.269	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	12.646851	49,552.895	12/31/01
16.920712	3,181,464.624	—	—	—	—	12/31/00
17.556100	1,571,579.505	—	—	—	—	12/31/99
14.043929	373,285.807	—	—	—	—	12/31/98
10.604609	30,519.754	—	—	—	—	12/31/97
Janus Aspen Series Forty Portfolio-Institutional Shares
10.576925	1,421,322.533	10.789432	8,924.998	10.932929	0.000	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.775955	0.000	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.343697	15,170.725	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.984492	12,880.523	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.357094	14,587.924	12/31/01
10.678675	1,384,637.536	—	—	—	—	12/31/00
13.234548	471,936.628	—	—	—	—	12/31/99
Janus Aspen Series International Growth Portfolio-Institutional Shares
18.969977	966,575.134	19.454325	10,632.810	15.815871	0.000	12/31/05
14.542258	681,071.772	14.868462	11,182.362	12.063394	0.000	12/31/04
12.398800	669,789.197	12.638673	15,388.121	10.233679	1,862.207	12/31/03
9.318679	678,787.112	9.470891	11,468.866	7.653548	1,312.902	12/31/02
12.698027	675,126.139	12.867174	7,907.782	10.377532	901.701	12/31/01
16.774550	620,740.857	—	—	—	—	12/31/00
20.234788	142,343.325	—	—	—	—	12/31/99
11.256365	45,382.775	—	—	—	—	12/31/98
9.735841	12,541.039	—	—	—	—	12/31/97
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
12.140136	1,816,341.463	12.450279	12,118.207	10.052654	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	9.726734	0.000	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	9.390815	6,765.629	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	7.192879	5,335.350	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	9.875724	4,241.678	12/31/01
16.393493	1,792,958.592	—	—	—	—	12/31/00
19.453513	643,514.256	—	—	—	—	12/31/99
13.699715	172,190.630	—	—	—	—	12/31/98
10.239960	32,737.591	—	—	—	—	12/31/97

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year

Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
15.820887	1,192,692.579	16.225130	18,154.900	12.846067	0.000	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	11.541971	0.000	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	9.645385	9,670.762	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	7.203589	7,684.759	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	10.086016	5,676.145	12/31/01
21.224171	993,843.327	—	—	—	—	12/31/00
31.565210	329,807.902	—	—	—	—	12/31/99
14.199318	53,896.345	—	—	—	—	12/31/98
10.723950	2,830.076	—	—	—	—	12/31/97
Oppenheimer Balanced Fund/VA-Initial Series
10.535194	293,699.326	10.569900	1,006.485	10.593011	0.000	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288847	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Initial Series
10.691883	85,720.169	10.727101	453.514	10.750537	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321584	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Initial Series
10.816022	161,384.797	10.851650	1,136.259	10.875367	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.355055	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class
10.224854	240,401.144	10.258560	2,314.795	10.280983	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160781	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class
10.173284	199,476.486	10.206803	453.274	10.229129	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074659	0.000	12/31/04
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
14.663212	1,031,163.550	15.037636	4,510.157	14.170531	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	13.720741	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	13.265872	1,753.649	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	12.791995	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.025963	0.000	12/31/01
11.776122	380,480.921	—	—	—	—	12/31/00
10.749115	279,193.758	—	—	—	—	12/31/99
11.079965	46,348.096	—	—	—	—	12/31/98
10.412276	4.653	—	—	—	—	12/31/97
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
19.459486	530,733.841	19.956509	5,226.294	16.504310	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	14.828568	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	13.057884	3,535.862	12/31/03
11.143745	383,714.571	11.325832	3,089.661	9.310623	2,938.407	12/31/02
15.699340	335,452.774	15.908551	1,648.470	13.052029	2,465.356	12/31/01
16.438193	253,713.630	—	—	—	—	12/31/00
15.049488	183,388.647	—	—	—	—	12/31/99
12.705082	111,076.120	—	—	—	—	12/31/98
11.113227	16,674.966	—	—	—	—	12/31/97

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year

Van Kampen UIF U.S. Real Estate Portfolio-Class I
26.969864	638,271.701	27.658464	6,314.368	26.480086	0.000	12/31/05
23.367170	618,052.255	23.891270	4,374.554	22.827424	0.000	12/31/04
17.374679	549,927.036	17.710793	5,725.997	16.888195	396.422	12/31/03
12.811814	469,712.672	13.021061	3,710.088	12.391776	378.990	12/31/02
13.094325	269,466.499	13.268793	1,955.110	12.602570	0.000	12/31/01
12.088940	147,402.642	—	—	—	—	12/31/00
9.482378	86,941.426	—	—	—	—	12/31/99
9.758808	43,786.457	—	—	—	—	12/31/98
11.101269	7,200.060	—	—	—	—	12/31/97
Van Kampen UIF Value Portfolio-Class I
14.412225	863,389.460	14.780240	6,598.174	14.133911	0.000	12/31/05
13.978413	807,191.172	14.291958	5,717.704	13.639509	0.000	12/31/04
12.030718	620,028.974	12.263462	5,123.338	11.680115	5,265.487	12/31/03
9.098209	526,832.864	9.246820	3,689.937	8.789584	5,091.530	12/31/02
11.851536	401,628.667	12.009406	2,274.954	11.392961	3,995.102	12/31/01
11.751659	132,621.948	—	—	—	—	12/31/00
9.536137	78,330.649	—	—	—	—	12/31/99
9.848411	34,212.111	—	—	—	—	12/31/98
10.204064	9,944.401	—	—	—	—	12/31/97

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year

AIM V.I. Capital Development Fund-Series I Shares
11.310210	0.000	11.334888	0.000	12/31/05
10.417688	0.000	10.419472	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (formerly AIM V.I. Core Stock Fund)
13.370965	0.000	11.400606	307.233	12/31/05
13.060826	0.000	11.113823	236.876	12/31/04
12.649559	0.000	10.742258	138.231	12/31/03
10.415998	0.000	8.827985	73.842	12/31/02
12.999453	0.000	10.995725	0.000	12/31/01
AIM V.I. Financial Services Fund-Series I Shares
11.785233	75.651	11.895426	2,656.644	12/31/05
11.234312	28.405	11.316604	296.508	12/31/04
10.436461	0.000	10.491819	506.763	12/31/03
8.130414	0.000	8.157371	331.521	12/31/02
9.644875	0.000	9.657683	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (formerly AIM V.I. Health Sciences Fund)
11.034447	202.797	11.137654	7,840.922	12/31/05
10.300635	77.557	10.376110	3,984.789	12/31/04
9.667612	179.965	9.718905	3,546.346	12/31/03
7.637544	0.000	7.662880	2,641.906	12/31/02
10.205610	61.085	10.219152	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares
10.970185	115.761	11.007248	1,138.551	12/31/05
10.782305	43.918	10.797012	774.713	12/31/04
10.389982	0.001	9.202367	587.034	12/31/03
8.388454	0.000	7.414915	367.999	12/31/02
8.579354	0.000	7.568636	0.000	12/31/01
AIM V.I. Small Cap Equity Fund-Series I Shares
10.911028	0.000	10.934828	0.000	12/31/05
10.188714	0.000	10.190457	0.000	12/31/04
AIM V.I. Small Company Growth Fund-Series I Shares
9.398306	0.000	9.486239	3,227.771	12/31/05
9.019944	0.000	9.086065	3,181.463	12/31/04
7.995424	0.000	8.037880	2,571.023	12/31/03
6.049012	0.000	6.069108	1,926.298	12/31/02
8.864827	0.000	8.876613	0.000	12/31/01
American Century VP Large Company Value Fund-Class I Shares
10.613037	0.000	10.636196	0.000	12/31/05
10.220496	0.000	10.222238	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares
11.285315	0.000	11.309936	23.011	12/31/05
10.399486	0.000	10.401262	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares
10.515180	411.819	10.538120	4.188	12/31/05
10.390771	0.000	10.392546	0.000	12/31/04

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year

American Century VP Vista SM Fund-Class I Shares
11.143119	21.514	11.167429	8.772	12/31/05
10.403392	21.514	10.405171	0.000	12/31/04
Dreyfus IP Technology Growth Portfolio-Initial Shares
10.439369	20.730	10.462156	2.095	12/31/05
10.154947	20.730	10.156685	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
10.950470	0.000	8.955771	1,847.923	12/31/05
10.669460	0.000	8.708439	949.377	12/31/04
10.141935	0.000	8.261258	968.674	12/31/03
8.125307	0.000	6.605501	625.579	12/31/02
11.544188	0.000	9.366268	0.000	12/31/01
Dreyfus Stock Index Fund, Inc.-Initial Shares
13.842665	537.406	11.141253	12,717.488	12/31/05
13.348780	680.516	10.722192	8,796.650	12/31/04
12.180793	680.516	9.764386	7,635.158	12/31/03
9.579380	3,171.095	7.663841	5,807.305	12/31/02
12.455945	3,086.013	9.945431	0.000	12/31/01
Dreyfus VIF Appreciation Portfolio-Initial Shares
13.579785	0.000	11.039795	3,200.889	12/31/05
13.134636	150.958	10.656479	524.528	12/31/04
12.623565	150.958	10.221281	637.550	12/31/03
10.517029	150.958	8.498780	404.810	12/31/02
12.747715	150.958	10.280968	0.000	12/31/01
Dreyfus VIF Developing Leaders Portfolio-Initial Shares
15.276001	459.556	14.482701	4,245.206	12/31/05
14.576616	548.248	13.791916	3,532.709	12/31/04
13.217353	491.205	12.480727	2,861.914	12/31/03
10.131883	471.199	9.548300	2,066.318	12/31/02
12.646674	229.386	11.894597	0.000	12/31/01
Dreyfus VIF Growth and Income Portfolio-Initial Shares
11.772215	0.000	10.814168	4,573.316	12/31/05
11.499396	0.000	10.542352	2,110.774	12/31/04
10.802876	0.000	9.883935	1,683.104	12/31/03
8.616047	0.000	7.867534	1,380.154	12/31/02
11.648352	0.000	10.615303	0.000	12/31/01
Dreyfus VIF Money Market Portfolio
1.192295	0.000	1.165821	74,816.781	12/31/05
1.175604	0.000	1.147250	41,121.286	12/31/04
1.177135	0.000	1.146810	30,543.174	12/31/03
1.179709	0.000	1.147255	13,181.025	12/31/02
1.174767	0.036	1.140245	0.000	12/31/01

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year

DWS Small Cap Index VIP Fund-Class A (formerly Scudder VIT Small Cap Index Fund)
15.404037	57.528	15.609142	832.924	12/31/05
14.915983	36.274	15.084265	481.304	12/31/04
12.788062	144.907	12.906395	370.115	12/31/03
8.816430	4.364	8.880430	268.850	12/31/02
11.207088	272.943	11.266052	0.000	12/31/01
Janus Aspen Series Balanced Portfolio-Institutional Shares
19.527811	39.724	15.420964	4,291.048	12/31/05
18.262753	171.888	14.393020	2,476.146	12/31/04
16.989064	171.888	13.362331	2,154.381	12/31/03
15.037669	1,282.216	11.804093	1,579.653	12/31/02
16.226337	1,282.216	12.711912	0.000	12/31/01
Janus Aspen Series Forty Portfolio-Institutional Shares
10.897390	224.632	11.042426	7,397.910	12/31/05
9.749062	369.844	9.858999	4,108.809	12/31/04
8.324912	340.749	8.401910	3,673.250	12/31/03
6.972208	1,816.324	7.022777	2,582.245	12/31/02
8.346510	1,813.269	8.390380	0.000	12/31/01
Janus Aspen Series International Growth Portfolio-Institutional Shares
19.701127	56.867	15.992759	1,486.339	12/31/05
15.034373	22.784	12.179969	7.075	12/31/04
12.760432	0.000	10.317004	0.000	12/31/03
9.547961	0.000	7.704394	0.000	12/31/02
12.952582	0.000	10.430913	0.000	12/31/01
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares
12.608502	0.000	10.165143	2,153.599	12/31/05
12.205852	128.720	9.820772	2,368.105	12/31/04
11.790223	128.720	9.467320	2,297.375	12/31/03
9.035150	128.720	7.240699	1,647.960	12/31/02
12.411252	128.720	9.926552	0.000	12/31/01
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares
16.430939	174.191	12.989749	2,276.876	12/31/05
14.770332	251.906	11.653511	836.499	12/31/04
12.349444	218.778	9.723925	612.357	12/31/03
9.227625	856.311	7.251447	472.925	12/31/02
12.926320	832.210	10.137880	0.000	12/31/01
Oppenheimer Balanced Fund/VA-Initial Series
10.587241	21.039	10.610348	2,458.961	12/31/05
10.288407	21.039	10.290166	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Initial Series
10.744687	0.000	10.768137	1,989.469	12/31/05
10.321144	0.000	10.322909	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Initial Series
10.869450	0.000	10.893157	24.847	12/31/05
10.354615	0.000	10.356388	0.000	12/31/04

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year

PIMCO VIT Real Return Portfolio-Administrative Class
10.275393	0.000	10.297819	0.000	12/31/05
10.160349	0.000	10.162087	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class
10.223567	0.000	10.252148	3.738	12/31/05
10.074230	0.000	10.082128	0.000	12/31/04
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
15.228624	0.000	14.329012	5,142.497	12/31/05
14.752650	0.000	13.853286	2,009.888	12/31/04
14.270730	0.000	13.373842	1,396.144	12/31/03
13.767746	0.000	12.876914	1,029.422	12/31/02
12.949664	0.000	12.087792	0.000	12/31/01
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
20.210094	0.000	16.688897	2,736.473	12/31/05
18.167210	0.000	14.971848	1,952.421	12/31/04
16.005864	113.080	13.164187	1,518.257	12/31/03
11.418226	28.150	9.372474	957.992	12/31/02
16.014471	28.150	13.119130	0.000	12/31/01
Van Kampen UIF U.S. Real Estate Portfolio-Class I
28.009655	166.868	26.776196	4,606.920	12/31/05
24.158129	115.611	23.047942	2,205.295	12/31/04
17.881625	69.022	17.025662	1,794.121	12/31/03
13.127169	28.392	12.474088	1,338.574	12/31/02
13.357067	215.533	12.667405	0.000	12/31/01
Van Kampen UIF Value Portfolio-Class I
14.967892	33.363	14.292090	2,094.705	12/31/05
14.451571	33.363	13.771392	1,612.617	12/31/04
12.381730	33.363	11.775296	1,475.807	12/31/03
9.322154	33.363	8.848037	949.630	12/31/02
12.089242	124.533	11.451625	0.000	12/31/01
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2005. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Forty Portfolio Subaccount and the DWS Small Cap Index VIP Fund Subaccount, or as of May 1, 2001 (the effective date of the Subaccount) for the AIM V.I. Global Health Care Fund Subaccount, AIM V.I. Financial Services Fund Subaccount, and AIM V.I. Small Company Growth Fund Subaccount or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Capital Development Fund Subaccount, AIM V.I. Small Cap Equity Fund Subaccount, Dreyfus IP Technology Growth Portfolio Subaccount, the four American Century Variable Portfolio Subaccounts, the three Oppenheimer Variable Account Fund Subaccounts and the two PIMCO Variable Insurance Fund Subaccounts. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

Financial Statements
The financial statements and reports of independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
Performance Information
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. “Non-standardized” total return data does not reflect the deduction of contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect contract maintenance fees will be higher than the total return realized by an investor who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;
•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
•	compare investment return on a tax-deferred basis with currently taxable investment return;
•	illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Advisor	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares (formerly AIM V.I. Core Stock Fund) Advisor — A I M Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. Global Health Care Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in marketable equity securities, including convertible securities, as well as other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its assets in securities of health care industry companies, which are companies that derive at least 50% of revenues or earnings from health care activities or devotes at least 50% of assets to such activities. The fund will normally invest in securities of companies located in at least three different countries, including the United States. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries.

AIM V.I. High Yield Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. “junk bonds”. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund –Series I Shares Advisor - A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Company Growth Fund – Series I Shares (Effective July 3, 2006, will be renamed AIM V.I. Small Cap Growth Fund) Advisor — A I M Advisors, Inc.	The fund seeks long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will investment primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. The fund may invest up to 25% of its assets in foreign securities. (Effective July 3, 2006, Small Company Growth Fund will be renamed AIM V.I. Small Cap Growth Fund.)
American Century Variable Portfolios, Inc.

American Century VP Large Company Value Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

Portfolio / Advisor	Investment Objective / Strategy

American Century VP Mid Cap Value Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund– Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Dreyfus Portfolios

Dreyfus Investment Portfolio Technology Growth Portfolio – Initial Shares Advisor – The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares Advisor — The Dreyfus Corporation	The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth with current income as a secondary goal. To pursue these goals, the fund under normal circumstances invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc., – Initial Shares Advisor — The Dreyfus Corporation Index Manager — Mellon Equity Associates (an affiliate of Dreyfus)	The Dreyfus Stock Index Fund, Inc. seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Portfolio / Advisor	Investment Objective / Strategy

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Initial Shares Advisor — The Dreyfus Corporation Sub-Advisor — Fayez Sarofim & Co.	The VIF Appreciation Portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on "blue chip" companies with total market values of more than $5 billion at the time of purchase including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Developing Leaders Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The VIF Development Leaders Portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund (“VIF”) Growth and Income Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue these goals, the portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The VIF Money Market Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This portfolio invests in a diversified portfolio of high quality short-term debt securities. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.
DWS Investments VIT Funds (formerly Scudder Investments VIT Funds)

DWS Small Cap Index VIP-Class A (formerly Scudder VIT Small Cap Index) Advisor — Deutsche Asset Management, Inc. Subadvisor — Northern Trust Investments, N.A.	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.
Janus Aspen Series

Janus Aspen Series Balanced Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.

Janus Aspen Series Forty Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Portfolio / Advisor	Investment Objective / Strategy

Janus Aspen Series International Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from several different countries, excluding the United States. The portfolio may have significant exposure to emerging markets.

Janus Aspen Series Large Cap Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase.

Janus Aspen Series Mid Cap Growth Portfolio – Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid - sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.
Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA – Initial Shares Advisor — OppenheimerFunds	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund/VA – Initial Shares Advisor — OppenheimerFunds	The Fund seeks capital appreciation by investing in securities of well- known, established companies.

Oppenheimer Main Street Fund®/VA – Initial Shares Advisor — OppenheimerFunds	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.
PIMCO Variable Insurance Trust

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund's average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor's forecast for interest rates.

Portfolio / Advisor	Investment Objective / Strategy

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”).

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Van Kampen UIF Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1)	Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.
Additions, Deletions, or Substitutions
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.
Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company’s control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.
If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.
Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through one of its registered representatives, or pays the commissions to other broker-dealers for sales made through one of their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds.
Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission). Commissions may also be based on a broker-dealer’s total sales and other performance factors. The Company may pay additional compensation to broker-dealers for other services not directly related to contract sales. Commissions paid on the contracts and payments for other services are not charged directly to you or your contract value, but indirectly through fees and charges imposed under the contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from the Company’s general assets.
Amounts paid by the Company to GAA for 2005, 2004 and 2003 were $1,995,224, $2,262,019 and $2,273,389, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account B.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$40.00 per year

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.

Assessed Against What	Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

Waivers	▪ During Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual Contracts only).

▪ During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only).

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪ During Benefit Payment Period where required to satisfy state law.

Transfer Fee

Purpose of Charge	Offset costs incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time.

When Assessed	During Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the Death Benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

Waivers	When the Company expects to incur reduced sales and servicing expenses, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is a daily charge of either: (1) 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%; or (2) 0.002063% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.75%.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.
Right to Cancel
The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the Death Benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the Death Benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent Death Benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the Death Benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.
Account Statements
During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract’s Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of: (1) amounts invested in the Fixed Account options plus the fixed rate(s) of interest earned on those amounts as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of the preceding Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	full or partial surrender from the Subaccounts

▪	payment of a Death Benefit

▪	application of the amounts in the Subaccounts to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of any transfer fee
Successor Owner Endorsement
If the Contract is modified by the Successor Owner endorsement, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the Death Benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of Death Benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.
The Successor Owner endorsement may not be available in all states.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$20,000	$20,000
Minimum additional payments	$50	$100
Maximum single purchase payment	$500,000 or Company approval	$500,000 or Company approval
The Company reserves the right to increase or decrease the minimum initial purchase payment or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the Owner’s account within two business days.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

Investment Options-Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The Fixed Account options are not available under group Contracts. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options for individual Contracts are:
Fixed Accumulation Account Option
One-Year Guaranteed Interest Rate Option
Three-Year Guaranteed Interest Rate Option
Five-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option
The current restrictions on allocations are:

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to fixed accumulation account	$10 Not available under group Contracts.

Minimum allocation to Fixed Account guarantee period option	$2,000
Not available under group Contracts. No amounts may be allocated to a guarantee period option, which would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later.

Allocation during right to cancel period	No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Principal Guarantee Program
An Owner of an individual Contract may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.
Renewal of Fixed Account Guarantee Options
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the Owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the Owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options—Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.
Transfers
During the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).

The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Account guarantee period option	$2,000
Not available under group Contracts. No amounts may be transferred to a guarantee period option, which would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later.

Maximum transfer from Fixed Account option other than Fixed Account guarantee period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers from Fixed Account options	May not be made prior to first contract anniversary. Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep Not available under group Contracts.	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.
As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
6 or more transfer events in one Contract year quarter	The Company will mail a letter to the Contract Owner notifying them that:
(1) (2)	they have been identified as engaging in harmful trading practices; and
if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformily and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.
Surrenders
An Owner may surrender a Contract either in full or in part during the Accumulation Period. The restrictions and charges on surrenders are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of partial surrender	$500

Minimum remaining Surrender Value after partial surrender	$500

Amount available for surrender (valued as of end of Valuation Period in which request for surrender is received by the Company)	Account Value subject to tax law or employer plan restrictions on withdrawals	Account Value subject to employer plan restrictions on withdrawals

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Contract maintenance fee on full surrender	$40
A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request unless the Owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
Contract Loans
The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest Owner, or five years after the effective date of the Contract, whichever is later.
The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
For group contracts, Annuity Benefit payments will be made to the Participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the Participant by Written Request. We may reject the naming of a non-natural payee. The Participant will be the person on whose life any Annuity Benefit payments are based.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Death Benefit
A Death Benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the Death Benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.
Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a Death Benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request, and may be made or changed at any time.
The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.
In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.
Death Benefit Amount
The Death Benefit Amount will equal the greater of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payment(s) less any partial surrenders.
The death benefit will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Payment of Benefits
When a Contract is annuitized, or when a Death Benefit is applied to a settlement option, the Account Value or the Death Benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Life Annuity: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.
Calculation of Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code (“IRC”) Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

Calculation of Variable Dollar Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccount is less than 3%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus and Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide information related to the sale and holding of the Contracts. As a taxpayer, you cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Tax-free distributions of earnings may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.
Texas Optional Retirement Program
The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.
Pension and Profit Sharing Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.
Roth TSAs and Roth 401(k)s
Beginning in 2006, IRC Section 402A permits participants in certain TSA programs or 401(k) plans to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the participant’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free only if made after five years once the Owner attains age 59 1/2 or becomes disabled or dies.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b).
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b). They include deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and are subject to Section 409A. They also include nonqualified deferred compensation plans of for-profit employers that are subject to Section 409A. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees’ gross income until distributed from the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Benefit payments under the employer plan, whether or not made from the Contract, may be subject to restrictions imposed by the IRC or by the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Contracts and Employer Plans	Basic Non-Tax-Qualified Contracts

Plan Types	▪ IRC §401 (Pension and Profit Sharing)	IRC §72 only
▪ IRC §403(b) (Tax-Sheltered Annuities)
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457
▪ IRC §409A (Nonqualified Deferred Compensation)

Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Qualified distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free.

Surrenders from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code or the terms of a retirement plan.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investments in the contract” last.

For a Contract purchased as part of an IRC §1035 exchange that includes contributions made before August 14, 1982 (“pre-TEFRA contributions”) partial withdrawals are not taxable until the pre-TEFRA contributions have been returned.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a §408A Roth IRA or §402A Roth TSA or Roth 401(k) made five years or more after the first contribution may be completely tax free.

Taxation of Lump Sum Death Benefit	Taxed to recipient generally in same manner as full surrender.

Possible Penalty Taxes for Surrenders and Benefit Payments Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans or §409A nonqualified deferred compensation plans. Other exceptions may apply.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings become taxable to transferor at time of transfer and transferee receives an “investment in the contract” equal to the Account Value at that time. Gift tax consequences are not discussed herein.

Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457 plan Contracts subject to 20% mandatory withholding on taxable portion unless direct rollover. Other §457 plan benefits and nonqualified deferred compensation plan benefits subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Registration Statement is 333-51955.

OTHER INFORMATION AND NOTICES
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
Legal Proceedings
The Company and Great American Advisors ® , Inc. are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2006
Annuity Investors Life Insurance Company (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2006, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
AIM Variable Investment Funds
-AIM V.I. Dynamics Fund-Series I Shares
Janus Aspen Series
-Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
Old Mutual Insurance Series Funds (formerly PBHG Insurance Series Fund)
-Old Mutual Growth II Portfolio (formerly Liberty Ridge Growth II Portfolio)
-Old Mutual Large Cap Growth Portfolio (formerly Liberty Ridge Large Cap Growth Portfolio)
-Old Mutual Mid-Cap Portfolio (formerly Liberty Ridge Mid-Cap Portfolio)
-Old Mutual Select Value Portfolio (formerly Liberty Ridge Select Value Portfolio)
-Old Mutual Columbus Circle Technology and Communications Portfolio (formerly Liberty Ridge Technology & Communications Portfolio)
DWS Investments VIT Funds (formerly Scudder Investments VIT Funds)
-DWS Equity 500 Index VIP (formerly Scudder Equity 500 Index VIT Fund)
The Timothy Plan Variable Series
-The Timothy Plan Conservative Growth Variable Series
-The Timothy Plan Small-Cap Variable Series
-The Timothy Plan Strategic Growth Variable Series
Van Kampen-The Universal Institutional Funds, Inc.

-Van Kampen UIF Emerging Markets Equity Portfolio-Class I
Wells Fargo Variable Trust Fund
-Wells Fargo Advantage VT Discovery FundSM
-Wells Fargo Advantage VT Opportunity FundSM

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The DWS Equity 500 Index VIP Closed Subaccount, and the Van Kampen Emerging Markets Equity Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Small-Cap Variable Series Closed Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Series Worldwide Growth Closed Subaccount, the Old Mutual Growth II Closed Subaccount, the Old Mutual Large Cap Growth Closed Subaccount, the Old Mutual Mid-Cap Growth Closed Subaccount, the Old Mutual Select Value Closed Subaccount, the Old Mutual Columbus Circle Technology and Communications Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount, the Van Kampen UIF Emerging Markets Equity Portfolio Closed Subaccount, the Wells Fargo Advantage Discovery Fund Closed Subaccount (the Strong Mid Cap Growth Fund II prior to the April 11, 2005 reorganization), and the Wells Fargo Advantage Opportunity Fund Closed Subaccount (the Strong Opportunity Fund II prior to the April 11, 2005 reorganization) are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2006, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured
▪	The Contracts are obligations of the Company and not of the bank or credit union
▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts
▪	The Contracts involve investment risk and may lose value

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EXPENSE TABLES
The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses, prior to any fee waiver or expense reimbursement)

	Minimum	Maximum
Prior to any fee waiver or expense reimbursement*	0.27	2.35
After reimbursement of contractual expenses **	0.27	2.35

*	The expenses are shown for the year ended December 31, 2005, and do not reflect any fee waiver or expense reimbursements.

**	The advisors and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2007. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.
Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

			Total
	Management	Other	Annual
Portfolios Without Service Fees	Fees	Expenses	Expenses(1)
AIM V.I. Dynamics Fund-Series I Shares (2)	0.75	0.42	1.17
DWS Equity 500 Index VIP (3)	0.19	0.15	0.34
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares(4)	0.60	0.01	0.61
Old Mutual Growth II Portfolio (5)	0.825	0.365	1.19
Old Mutual Large Cap Growth Portfolio (5)	0.85	0.30	1.15
Old Mutual Mid-Cap Portfolio (5)	0.95	0.22	1.17
Old Mutual Select Value Portfolio (5)	0.75	0.21	0.96
Old Mutual Columbus Circle Technology and Communications Portfolio(5)	0.95	0.19	1.14
The Timothy Plan Conservative Growth Variable Series (6)	0.76	1.41	2.20
The Timothy Plan Small-Cap Variable Series (7)	1.00	0.69	1.69
The Timothy Plan Strategic Growth Variable Series (6)	0.89	1.39	2.35
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	1.25	0.41	1.66

	Management		Other	Total Annual
Portfolios With Service Fees	Fees	12b-1 Fees	Expenses	Expenses(1)
Wells Fargo Advantage VT Discovery Fund (8)	0.75	0.25	0.22	1.22
Wells Fargo Advantage VT Opportunity Fund(8)	0.72	0.25	0.20	1.17

(1)	Data for each Portfolio are for its fiscal year ended December 31, 2005. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

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					Total Net
	Management		Other	Waiver or	Annual
Portfolios With Expense Waiver/Reimbursement	Fees	12b-1 Fees	Expenses	Reimbursement	Expenses
AIM V.I. Dynamics Fund (2)	0.75	—	0.42	0.01	1.16
DWS Equity 500 Index VIP (3)	0.19	—	0.15	0.06	0.28
Old Mutual Growth II Portfolio (5) (9)	0.825	—	0.365	0.15	1.04
Old Mutual Large Cap Growth Portfolio (5) (9)	0.85	—	0.30	0.19	0.96
Old Mutual Mid-Cap Portfolio (5) (9)	0.95	—	0.22	0.18	0.99
Old Mutual Select Value Portfolio (5) (9)	0.75	—	0.21	0.02	0.94
Old Mutual Columbus Circle Technology and Communications Portfolio (5) (9)	0.95	—	0.19	0.29	0.85
The Timothy Plan Small-Cap Variable Series (10)	1.00	—	0.69	0.49	1.20
Van Kampen UIF Emerging Markets Equity Portfolio(11)	1.25	—	0.41	0.01	1.65
Wells Faro Advantage VT Discovery Fund (8)	0.75	0.25	0.22	0.07	1.15
Wells Fargo Advantage VT Opportunity Fund (8)	0.72	0.25	0.20	0.10	1.07

(2)	The Fund’s advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: interests; taxes; dividend expense on short sales; extraordinary items; expenses related to a merger or reorganization as approved by the Fund’s Board of Trustees; and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The fee waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007. Effective January 1, 2005 through June, 2006, the adviser has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3)	The Fund was formerly known as Scudder VIT Equity 500 Index Fund. Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% for Class A shares until April 30, 2009. The information has been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006. Other expenses are based on estimated amounts for the current fiscal year.

(4)	Effective February 1, 2006, the Portfolio’s investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio’s performance relative to its benchmark index. This change will not impact the investment advisory fee shown until February of 2007 when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information of the Janus Worldwide Growth Portfolio.

(5)	The Old Mutual portfolios were formerly known by the following names: Liberty Ridge Growth II Portfolio, Liberty Ridge Large Cap Growth Portfolio, Liberty Ridge Mid-Cap Portfolio, Liberty Ridge Select Value Portfolio, and Liberty Ridge Technology & Communications Portfolio.

(6)	Each Portfolio invests principally in its own distinct group of Timothy Funds. As a result, each Portfolio indirectly will pay its proportionate share of the fees and expenses paid by the Timothy Funds, in addition to the fees and expenses paid directly by the Portfolio. Under the current expense reimbursement arrangements for the Timothy Funds, the total annual operating expenses of the Timothy Funds in which the Portfolios invest range from 1.35% to 1.60% for the Strategic Growth Portfolio and from 0.25% to 1.60% for the Conservative Growth Portfolio. The Timothy Plan Family of Funds and the Adviser have entered into an agreement with the participating insurance companies, pursuant to which they provide administrative and shareholder services for an administrative services fee of 0.25% of each Portfolio’s assets. “Other Expenses” in the table labeled “Portfolio Annual Expenses (Before Expense Reimbursement)” (the “Table”) also include the imputed expenses of the underlying Timothy Fund in which each Portfolio invests. The figures in the Table include the expenses attributable to the specific Portfolio and the underlying Timothy Funds in which it invests. In addition, the Adviser has contractually agreed to reduce fees payable to it by the Portfolios and reimburse other expenses to the extent necessary to limit each Portfolio’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2008. The Portfolios have agreed to repay these expenses in the first, second and third fiscal years following the years of the waivers/reimbursements, to the extent the total expenses of the Portfolios for any such year or years do not exceed the expense limitation of 0.85%. For the year ended December 31, 2005, the Adviser recouped expenses from each of the Portfolios as follows: 0.07% from the Strategic Growth Portfolio and 0.03% from the Conservative Growth Portfolio. These recoupments are reflected in the “Total Annual Expenses” shown in the Table. At December 31, 2005, there were no additional cumulative amounts available for recoupment that have been paid and/or waived by the Adviser on behalf of the Portfolios.

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(7)	The Timothy Plan Family of Funds and the Adviser have entered into an agreement with the participating insurance companies, pursuant to which they provide administrative and shareholder services for an administrative services fee of 020% of the Portfolio’s assets. The remaining expenses in “Other Expenses” pay for fund services such as transfer agency, fund accounting, legal, auditing and other related expenses.

(8)	The Funds’ investment adviser has implemented a breakpoint schedule for the Funds’ management fees. The management fees charged to the Funds will decline as a Fund’s assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Discovery and Opportunity Funds is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Discovery and Opportunity Funds are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

(9)	The Total Net Annual Expenses are the expenses an investor in the applicable Old Mutual Portfolio should expect to pay for the fiscal year ending December 31, 2006 as a result of Old Mutual Capital’s contractual agreement to waive through December 31, 2008 that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses (excluding interest, taxes, brokerage and extraordinary expenses) do not exceed the applicable percentage as follows: 1.04% for the Growth II Portfolio; 0.96% for the Large Cap Growth Portfolio, 0.99% for the Mid-Cap Portfolio, 0.94% for the Select Value Portfolio, and 0.85% for the Columbus Circle Technology and Communications Portfolio. Old Mutual Capital may be entitled to reimbursement of any fees waived pursuant to this arrangement in any fiscal year in which the Portfolio’s total assets are greater than $75 million and its total annual fund operating expenses are less than the applicable percentage. Old Mutual Capital has agreed to not seek reimbursement for fees waived by the Portfolio’s former adviser.

(10)	The Adviser contractually has greed to waive all of apportion of its advisory fees and/or reimburse expenses in order to keep the Portfolio’s total annual operating expenses at 1.20% through the life of the Portfolio. Any waiver or reimbursement by the Adviser is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitation. At December 31, 2005, the cumulative amount available for repayment that has been paid and/or waived by the Adviser on behalf of the Portfolio was $64,656.

(11)	The fee waiver or reimbursement shown is voluntary.
Examples for Commodore Spirit
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$1152	$1933	$2821	$5797
Minimum	$943	$1284	$1704	$3366

(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$452	$1433	$2521	$5797
Minimum	$243	$784	$1404	$3366

(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$452	$1433	$2521	$5797
Minimum	$243	$784	$1404	$3366

5

Examples for Commodore Advantage
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$1213	$2111	$2916	$5368
Minimum	$1003	$1455	$1777	$2839

(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$413	$1311	$2316	$5368
Minimum	$203	$655	$1177	$2839

(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$413	$1311	$2316	$5368
Minimum	$203	$655	$1177	$2839
Examples for Commodore Independence
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).
These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$423	$1342	$2367	$5474
Minimum	$213	$686	$1230	$2955

(2)	If you annuitize your Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum	$423	$1342	$2367	$5474
Minimum	$213	$686	$1230	$2955

(3)	If you do not surrender your Contract:

	1 year	3 years	5 years	10 years
Maximum	$423	$1342	$2367	$5474
Minimum	$213	$686	$1230	$2955

6

CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2005. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of July 15, 1997 (the Separate Account commencement date) for the Janus Aspen Series Worldwide Growth Portfolio, the Old Mutual Growth II Portfolio, the Old Mutual Large Cap Growth Portfolio, the Old Mutual Technology and Communications Portfolio, and the Van Kampen Emerging Markets Equity Portfolio, or as of May 1, 1998 (the effective date of the Closed Subaccounts) for The Timothy Plan Small-Cap Variable Series, or as of May 1, 1999 (the effective date of the Closed Subaccounts) for the DWS Equity 500 Index VIP, or as of May 1, 2001 (the effective date of the Closed Subaccounts) for the AIM V.I. Dynamics Fund - Series I Shares, Old Mutual Select Value Portfolio, and Old Mutual Mid-Cap Portfolio or as of May 1, 2002 (the effective date of the Closed Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series, the Wells Fargo Advantage Discovery Fund (the Strong Mid Cap Growth Fund II prior to the April 11, 2005 reorganization) and the Wells Fargo Advantage Opportunity Fund (the Strong Opportunity Fund II prior to the April 11, 2005 reorganization).
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
DWS Equity 500 Index VIP
9.136666	151,600.055	9.320196	2,110.577	9.413440	0.000	12/31/05
8.852168	175,018.192	9.002659	1,841.196	9.078997	169.804	12/31/04
8.117797	189,979.908	8.230882	2,042.857	8.288159	169.804	12/31/03
6.422838	220,814.702	6.493065	2,727.390	6.528559	179.116	12/31/02
8.383718	236,942.002	8.450260	1,459.618	8.483809	179.116	12/31/01
9.681308	236,998.179	9.729061	66.267	9.753088	190.592	12/31/00
10.815237	73,596.514	10.836517	0.000	10.847192	131.993	12/31/99
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
12.632936	402,131.168	12.687776	123.659	12.715080	0.000	12/31/98

7

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
9.935860	56,665.753	9.949496	0.000	9.956287	0.000	12/31/97
Old Mutual Growth II Portfolio
9.393989	260,229.436	9.634072	2,128.700	9.756563	126.037	12/31/05
8.555455	304,965.126	8.747557	2,089.029	8.845416	109.120	12/31/04
8.138532	317,820.223	8.296161	2,127.346	8.376314	109.550	12/31/03
6.564979	317,797.743	6.672344	1,611.620	6.726823	100.503	12/31/02
9.568587	349,991.649	9.696208	698.017	9.760837	98.859	12/31/01
16.299948	351,987.801	16.467965	293.302	16.552852	152.115	12/31/00
19.835104	67,359.578	19.980260	139.873	20.053445	0.000	12/31/99
10.147606	24,618.770	10.191707	6.572	10.213910	0.000	12/31/98
9.511124	6,195.935	9.524184	0.000	9.530743	0.000	12/31/97
Old Mutual Large Cap Growth Portfolio
14.623998	507,499.493	14.997521	5,472.184	15.187984	46.839	12/31/05
14.184784	680,505.488	14.503053	5,697.210	14.665069	345.406	12/31/04
13.204437	617,461.763	13.459963	5,597.758	13.589802	345.406	12/31/03
10.205869	529,410.520	10.372625	3,680.982	10.457164	46.839	12/31/02
14.641681	541,607.501	14.836772	1,891.823	14.935453	44.069	12/31/01
20.703434	484,474.409	20.916691	756.205	21.024290	156.054	12/31/00
21.307087	158,614.893	21.462991	549.785	21.541442	0.000	12/31/99
13.076352	31,474.961	13.133125	0.000	13.161608	0.000	12/31/98
10.150555	11,415.131	10.164489	0.000	10.171451	0.000	12/31/97
Old Mutual Mid-Cap Portfolio
13.076748	849,296.577	13.260669	1,952.082	13.353629	0.000	12/31/05
12.545298	925,589.961	12.683240	2,414.681	12.752881	0.000	12/31/04
10.704683	741,933.320	10.789725	3,052.005	10.832611	0.000	12/31/03
8.081499	690,961.567	8.121632	1,544.221	8.141829	0.000	12/31/02
10.074367	224,532.821	10.094376	294.873	10.104428	68.486	12/31/01
Old Mutual Select Value Portfolio
8.236875	357,267.603	8.352757	466.386	8.411311	101.353	12/31/05
7.993146	417,568.527	8.081075	466.386	8.125438	38.597	12/31/04
7.881539	402,147.263	7.944185	431.539	7.975756	0.000	12/31/03
6.755996	379,523.798	6.789558	574.544	6.806434	0.000	12/31/02
9.142710	286,441.118	9.160879	381.369	9.169998	121.546	12/31/01
Old Mutual Columbus Circle Technology and Communications Portfolio
7.729545	1,902,781.476	7.927152	11,684.104	8.027888	535.371	12/31/05
7.131886	2,141,984.364	7.292080	14,309.514	7.373604	552.226	12/31/04
6.796492	2,169,043.606	6.928189	19,260.743	6.995073	714.093	12/31/03
4.741823	1,894,838.669	4.819438	13,520.388	4.858762	1,227.788	12/31/02
10.450474	1,591,254.973	10.589986	6,960.237	10.660475	993.928	12/31/01
22.227020	1,164,557.256	22.456144	2,313.760	22.571592	1,649.945	12/31/00

8

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
38.941384	433,441.908	39.226135	904.009	39.369150	274.877	12/31/99
11.808346	65,820.143	11.859648	2.516	11.885350	0.000	12/31/98
9.057045	20,974.008	9.069487	0.000	9.076740	0.000	12/31/97
The Timothy Plan Conservative Growth Variable Series
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.335322	277,780.814	17.736216	2,457.919	17.867005	0.000	12/31/05
17.697722	310,246.389	18.052188	2,782.088	18.157863	0.000	12/31/04
16.103370	325,717.236	16.376328	2,478.777	16.447350	0.000	12/31/03
11.570446	411,952.278	11.731810	1,895.369	11.765228	0.000	12/31/02
14.201161	358,967.966	14.356543	1,265.216	14.376029	0.000	12/31/01
12.876042	256,856.613	12.978169	676.849	12.976380	0.000	12/31/00
12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
13.409924	103,746.999	13.752477	1,950.114	13.927302	0.000	12/31/05
10.160076	130,531.503	10.388107	1,898.095	10.504312	0.000	12/31/04
8.369484	143,001.695	8.531515	2,153.254	8.613938	0.002	12/31/03
5.670122	143,900.933	5.762828	1,629.643	5.809872	2.142	12/31/02
6.311285	157,013.225	6.395453	744.747	6.438076	2.142	12/31/01
6.844447	171,508.549	6.915029	395.495	6.950699	54.714	12/31/00
11.416896	56,080.554	11,500499	128.179	11.542646	0.000	12/31/99
5.915866	30,255.642	5.941609	0.000	5.954580	0.000	12/31/98
7.911559	9,042.956	7.922446	0.000	7.927919	0.000	12/31/97
Wells Fargo Advantage VT Discovery FundSM
11.354415	717,628.464	11.379673	7,504.286	11.392268	34.450	12/31/05
Wells Fargo Advantage VT Opportunity FundSM
19.291702	789,509.894	19.784384	3,124.811	20.035523	18.010	12/31/05

9

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)
* See The Commodore Spirit® Supplemental Prospectus dated May 1, 2006 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
DWS Equity 500 Index VIP
9.136666	151,600.055	9.075533	0.000	8.985828	0.000	12/31/05
8.852168	175,018.192	8.801835	0.000	8.728067	0.000	12/31/04
8.117797	189,979.908	8.079773	0.000	8.024170	0.000	12/31/03
6.422838	220,814.702	6.399054	0.000	6.364408	0.000	12/31/02
8.383718	236,942.002	8.360924	0.000	8.327974	0.000	12/31/01
9.681308	286,998.179	N/A	N/A	N/A	N/A	12/31/00
10.815237	73,596.514	N/A	N/A	N/A	N/A	12/31/99
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
Old Mutual Growth II Portfolio
9.393989	260,229.436	9.315791	1,342.041	9.199253	0.000	12/31/05
8.555455	304,965.126	8.492828	1,204.913	8.399322	0.000	12/31/04
8.138532	317,820.223	8.087106	1,021.618	8.010171	0.000	12/31/03
6.564979	317,797.743	6.529919	518.350	6.477346	0.000	12/31/02
9.568587	349,991.649	9.526892	272.267	9.464217	0.000	12/31/01
16.299948	351,987.801	N/A	N/A	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	N/A	N/A	12/31/97
Old Mutual Large Cap Growth Portfolio
14.623998	507,499.493	14.501721	524.565	14.320384	267.892	12/31/05
14.184784	680,505.488	14.080397	733.837	13.925454	209.587	12/31/04
13.204437	617,461.763	13.120474	659.261	12.995728	149.392	12/31/03
10.205869	529,410.520	10.150960	1,431.428	10.069293	79.780	12/31/02
14.641681	541,607.501	14.577306	2,007.334	14.481461	4.678	12/31/01
20.703434	484,474.409	N/A	N/A	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	N/A	N/A	12/31/98
10.150555	11,415.131	N/A	N/A	N/A	N/A	12/31/97

10

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Old Mutual Mid-Cap Portfolio
13.076748	849,296.577	13.016051	4,065.098	12.925561	0.000	12/31/05
12.545298	925,589.961	12.499711	3,993.478	12.431656	0.000	12/31/04
10.704683	741,933.320	10.676536	3,910.279	10.634472	0.000	12/31/03
8.081499	690,961.567	8.068197	3,058.963	8.048289	0.000	12/31/02
10.074367	224,532.821	10.067711	1,031.275	10.057747	0.000	12/31/01
Old Mutual Select Value Portfolio
8.236875	357,267.603	8.198639	1,638.654	8.141667	0.000	12/31/05
7.993146	417,568.527	7.964104	1,380.301	7.920767	0.000	12/31/04
7.881539	402,147.263	7.860838	1,018.770	7.829878	0.000	12/31/03
6.755996	379,523.798	6.744883	580.828	6.728240	0.000	12/31/02
9.142710	286,441.118	9.136677	99.956	9.127647	0.000	12/31/01
Old Mutual Columbus Circle Technology and Communications Portfolio
7.729545	1,902,781.476	7.665243	1,094.396	7.569332	0.000	12/31/05
7.131886	2,141,984.364	7.079714	1,058.544	7.001750	0.000	12/31/04
6.796492	2,169,043.606	6.753583	1,019.648	6.689302	0.000	12/31/03
4.741823	1,894,838.669	4.716523	976.906	4.678535	0.000	12/31/02
10.450474	1,591,254.973	10.405028	533.324	10.336536	0.000	12/31/01
22.227020	1,164,557.256	N/A	N/A	N/A	N/A	12/31/00
38.941384	433,441.908	N/A	N/A	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.335322	277,780.814	17.204132	781.843	17.009020	0.000	12/31/05
17.697722	310,246.389	17.581568	782.093	17.408569	0.000	12/31/04
16.103370	325,717.236	16.013800	604.436	15.880218	0.000	12/31/03
11.570446	411,952.278	11.517409	4,231.387	11.438200	0.000	12/31/02
14.201161	358,967.966	14.150023	13.748	14.073530	0.000	12/31/01
12.876042	256,856.613	N/A	N/A	N/A	N/A	12/31/00
12.097693	94,238.615	N/A	N/A	N/A	N/A	12/31/99
10.283942	29,293.327	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02

11

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
13.409924	103,746.999	13.298008	0.000	13.131718	0.000	12/31/05
10.160076	130,531.503	10.085476	0.000	9.974459	0.000	12/31/04
8.369484	143,001.695	8.316411	0.000	8.237301	0.000	12/31/03
5.670122	143,900.933	5.639709	0.000	5.594304	0.000	12/31/02
6.311285	157,013.225	6.283623	0.000	6.242271	0.000	12/31/01
6.844447	171,508.549	N/A	N/A	N/A	N/A	12/31/00
11.416896	56,080.554	N/A	N/A	N/A	N/A	12/31/99
5.915866	30,255.642	N/A	N/A	N/A	N/A	12/31/98
7.911559	9,042.956	N/A	N/A	N/A	N/A	12/31/97
Wells Fargo Advantage VT Discovery FundSM
11.354415	717,628.464	11.345996	42.842	11.333384	0.000	12/31/05
Wells Fargo Advantage VT Opportunity Fund SM
19.291702	789,509.894	19.130526	4,891.364	18.891338	0.000	12/31/05

12

The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
DWS Equity 500 Index VIP
9.136666	151,600.055	9.320196	2,110.577	9.444085	0.000	12/31/05
8.852168	175,018.192	9.002659	1,841.196	9.103985	0.000	12/31/04
8.117797	189,979.908	8.230882	2,042.857	8.306805	2,283.459	12/31/03
6.422838	220,814.702	6.493065	2,727.390	6.540032	1,614.118	12/31/02
8.383718	236,942.002	8.450260	1,459.618	8.494513	1,614.118	12/31/01
9.681308	236,998.179	9.729061	66.267	9.760550	1,265.072	12/31/00
10.815237	73,596.514	10.836517	0.000	N/A	N/A	12/31/99
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	N/A	N/A	12/31/97
Old Mutual Growth II Portfolio
9.393989	260,229.436	9.634072	2,128.700	9.417764	0.000	12/31/05
8.555455	304,965.126	8.747557	2,089.029	8.533975	0.000	12/31/04
8.138532	317,820.223	8.296161	2,127.346	8.077339	1,534.127	12/31/03
6.564979	317,797.743	6.672344	1,611.620	6.483531	1,089.181	12/31/02
9.568587	349,991.649	9.696208	698.017	9.403165	753.904	12/31/01
16.299948	351,987.801	N/A	N/A	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	N/A	N/A	12/31/97

13

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Old Mutual Large Cap Growth Portfolio
14.623998	507,499.493	14.997521	5,472.184	11.991942	0.000	12/31/05
14.184784	680,505.488	14.503053	5,697.210	11.573257	0.000	12/31/04
13.204437	617,461.763	13.459963	5,597.758	10.719309	1,309.310	12/31/03
10.205869	529,410.520	10.372625	3,680.982	8.244305	1,820.584	12/31/02
14.641681	541,607.501	14.836772	1,891.823	11.769124	1,201.478	12/31/01
20.703434	484,474.409	N/A	N/A	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	N/A	N/A	12/31/98
10.150555	11,415.131	N/A	N/A	N/A	N/A	12/31/97
Old Mutual Mid-Cap Portfolio
13.076748	849,296.577	13.260669	1,952.082	13.384641	0.000	12/31/05
12.545298	925,589.961	12.683240	2,414.681	12.776084	0.000	12/31/04
10.704683	741,933.320	10.789725	3,052.005	10.846881	6,439.506	12/31/03
8.081499	690,961.567	8.121632	1,544.221	8.148538	6,032.373	12/31/02
10.074367	224,532.821	10.094376	294.873	10.107770	0.000	12/31/01
Old Mutual Select Value Portfolio
8.236875	357,267.603	8.352757	466.386	8.430850	0.000	12/31/05
7.993146	417,568.527	8.081075	466.386	8.140227	0.000	12/31/04
7.881539	402,147.263	7.944185	431.539	7.986268	34.692	12/31/03
6.755996	379,523.798	6.789558	574.544	6.812053	7.248	12/31/02
9.142710	286,441.118	9.160879	381.369	9.173024	0.000	12/31/01
Old Mutual Columbus Circle Technology and Communications Portfolio
7.729545	1,902,781.476	7.927152	11,684.104	7.892485	0.000	12/31/05
7.131886	2,141,984.364	7.292080	14,309.514	7.245601	0.000	12/31/04
6.796492	2,169,043.606	6.928189	19,260.743	6.870187	17,248.651	12/31/03
4.741823	1,894,838.669	4.819438	13,520.388	4.769665	11,503.812	12/31/02
10.450474	1,591,254.973	10.589986	6,960.237	10.459825	8,211.474	12/31/01
22.227020	1,164,557.256	N/A	N/A	N/A	N/A	12/31/00
38.941384	433,441.908	N/A	N/A	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.335322	277,780.814	17.736216	2,457.919	17.955404	0.000	12/31/05
17.697722	310,246.389	18.052188	2,782.088	18.238528	0.000	12/31/04
16.103370	325,717.236	16.376328	2,478.777	16.512134	0.000	12/31/03
11.570446	411,952.278	11.731810	1,895.369	11.805762	0.000	12/31/02
14.201161	385,967.966	14.356543	1,265.216	14.418440	0.000	12/31/01
12.876042	256,856.613	12.978169	676.849	13.008207	0.000	12/31/00

14

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
12.097693	94,238.615	12.157659	374.501	12.137973	0.000	12/31/99
10.283942	29,293.327	10.304332	17.653	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
13.409924	103,746.999	13.752477	1,950.114	19.494490	0.000	12/31/05
10.160076	130,531.503	10.388107	1,898.095	14.695842	0.000	12/31/04
8.369484	143,001.695	8.531515	2,153.254	12.045125	1,010.070	12/31/03
5.670122	143,900.933	5.762828	1,629.643	8.120134	804.844	12/31/02
6.311285	157,013.225	6.395453	744.747	8.993705	596.641	12/31/01
6.844447	171,508.549	6.915029	395.495	9.704991	393.446	12/31/00
11.416896	56,080.554	11.500499	128.179	N/A	N/A	12/31/99
5.915866	30,255.642	5.941609	0.000	N/A	N/A	12/31/98
7.9115599	9,042.956	7.922446	0.000	N/A	N/A	12/31/97
Wells Fargo Advantage VT Discovery FundSM
11.354415	717,628.464	11.379673	7,504.286	11.396463	0.000	12/31/05
Wells Fargo Advantage VT Opportunity FundSM
19.291702	789,509.894	19.784384	3,124.811	16.490670	0.000	12/31/05

15

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
DWS Equity 500 Index VIP
9.413440	0.000	9.538757	0.000	12/31/05
9.078997	169.804	9.181395	0.000	12/31/04
8.288159	169.804	8.364817	0.000	12/31/03
6.528559	179.116	6.575910	0.000	12/31/02
8.483809	179.116	8.494513	981.264	12/31/01
9.753088	190.592	N/A	N/A	12/31/00
10.847192	131.993	N/A	N/A	12/31/99
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
Old Mutual Growth II Portfolio
9.756563	126.037	9.523166	56.814	12/31/05
8.845416	109.120	8.616491	57.413	12/31/04
8.376314	109.550	8.143144	24.975	12/31/03
6.726823	100.503	6.526646	31.573	12/31/02
9.760837	98.859	9.451567	0.000	12/31/01
Old Mutual Large Cap Growth Portfolio
15.187984	46.839	12.126097	1,115.668	12/31/05
14.665069	345.406	11.685108	2,440.765	12/31/04
13.589802	345.406	10.806602	1,932.550	12/31/03
10.457164	46.839	8.299082	1,296.404	12/31/02
14.935453	44.069	11.829654	0.000	12/31/01
Old Mutual Mid-Cap Portfolio
13.353629	0.000	13.478512	6,377.332	12/31/05
12.752881	0.000	12.846324	5,192.812	12/31/04
10.832611	0.000	10.890084	4,311.391	12/31/03
8.141829	0.000	8.168835	3,381.249	12/31/02
10.104428	68.486	10.117852	0.000	12/31/01
Old Mutual Select Value Portfolio
8.411311	101.353	8.489987	1,106.335	12/31/05
8.125438	38.597	8.184990	5,103.344	12/31/04
7.975756	0.000	8.018085	3,871.861	12/31/03
6.806434	0.000	6.829025	2,664.127	12/31/02
9.169998	121.546	9.182182	0.000	12/31/01

16

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Old Mutual Columbus Circle Technology and Communications Portfolio
8.027888	535.371	7.980838	3,600.751	12/31/05
7.373604	552.226	7.315679	3,064.262	12/31/04
6.995073	714.093	6.926193	2,295.268	12/31/03
4.858762	1,227.788	4.801404	1,510.593	12/31/02
10.660475	993.928	10.513694	0.000	12/31/01
The Timothy Plan Conservative Growth Variable Series
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.867005	0.000	18.123238	739.509	12/31/05
18.157863	0.000	18.381300	565.694	12/31/04
16.447350	0.000	16.616330	366.035	12/31/03
11.765228	0.000	11.862623	528.208	12/31/02
14.376029	0.000	14.466293	0.000	12/31/01
12.976380	0.000	N/A	N/A	12/31/00
12.137973	0.000	N/A	N/A	12/31/99
N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
13.927302	0.000	19.710832	0.000	12/31/05
10.504312	0.000	14.836589	0.000	12/31/04
8.613938	0.002	12.142170	0.000	12/31/03
5.809872	2.142	8.173395	0.000	12/31/02
6.438076	2.142	9.039206	0.000	12/31/01
6.950699	54.714	N/A	N/A	12/31/00
11.542646	0.000	N/A	N/A	12/31/99
N/A	N/A	N/A	N/A	12/31/98
N/A	N/A	N/A	N/A	12/31/97
Wells Fargo Advantage VT Discovery FundSM
11.392268	34.450	11.409057	6,047.486	12/31/05
Wells Fargo Advantage VT Opportunity FundSM
20.035523	18.010	16.674972	9,975.860	12/31/05

17

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
DWS Equity 500 Index VIP
9.136666	151,600.055	9.228029	0.000	12/31/05
8.852168	175,018.192	8.927119	0.000	12/31/04
8.117797	189,979.908	8.174142	0.000	12/31/03
6.422838	220,814.702	6.457855	0.000	12/31/02
8.383718	236,942.002	8.416925	0.000	12/31/01
9.681308	236,998.179	N/A	N/A	12/31/00
10.815237	73,596.514	N/A	N/A	12/31/99
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	12/31/98
9.935860	56,665.753	N/A	N/A	12/31/97
Old Mutual Growth II Portfolio
9.393989	260,229.436	9.176905	0.000	12/31/05
8.555455	304,965.126	8.345078	0.000	12/31/04
8.138532	317,820.223	7.926405	0.000	12/31/03
6.564979	317,797.743	6.384410	0.000	12/31/02
9.568587	349,991.649	9.291589	0.000	12/31/01
16.299948	351,987.801	N/A	N/A	12/31/00
19.835104	67,359.578	N/A	N/A	12/31/99
10.147606	24,618.770	N/A	N/A	12/31/98
9.511124	6,195.935	N/A	N/A	12/31/97
Old Mutual Large Cap Growth Portfolio
14.623998	507,499.493	11.685392	1,464.151	12/31/05
14.184784	680,505.488	11.317243	2,581.256	12/31/04
13.204437	617,461.763	10.519153	2,296.222	12/31/03
10.205869	529,410.520	8.118359	25.303	12/31/02
14.641681	541,607.501	11.629578	0.000	12/31/01
20.703434	484,474.409	N/A	N/A	12/31/00
21.307087	158,614.893	N/A	N/A	12/31/99
13.076352	31,474.961	N/A	N/A	12/31/98

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			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
10.150555	11,415.131	N/A	N/A	12/31/97
Old Mutual Mid-Cap Portfolio
13.076748	849,296.577	13.168428	9,317.933	12/31/05
12.545298	925,589.961	12.614098	12,810.700	12/31/04
10.704683	741,933.320	10.747126	10,347.112	12/31/03
8.081499	690,961.567	8.101550	6,013.902	12/31/02
10.074367	224,532.821	10.084362	0.000	12/31/01
Old Mutual Select Value Portfolio
8.236875	357,267.603	8.294651	7,199.701	12/31/05
7.993146	417,568.527	8.037008	9,646.260	12/31/04
7.881539	402,147.263	7.912817	17,763.026	12/31/03
6.755996	379,523.798	6.772767	120.028	12/31/02
9.142710	286,441.118	9.151792	0.000	12/31/01
Old Mutual Columbus Circle Technology and Communications Portfolio
7.729545	1,902,781.476	7.690479	0.000	12/31/05
7.131886	2,141,984.364	7.085066	0.000	12/31/04
6.796492	2,169,043.606	6.714664	0.000	12/31/03
4.741823	1,894,838.669	4.696626	0.000	12/31/02
10.450474	1,591,254.973	10.335507	0.000	12/31/01
22.227020	1,164,557.256	N/A	N/A	12/31/00
38.941384	433,441.908	N/A	N/A	12/31/99
11.808346	65,820.143	N/A	N/A	12/31/98
9.057045	20,974.008	N/A	N/A	12/31/97
The Timothy Plan Conservative Growth Variable Series
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Small-Cap Variable Series
17.335322	277,780.814	17.424644	0.000	12/31/05
17.697722	310,246.389	17.761935	0.000	12/31/04
16.103370	325,717.236	16.137364	0.000	12/31/03
11.570446	411,952.278	11.577730	0.000	12/31/02
14.201161	358,967.966	14.189031	4.378	12/31/01
12.876042	256,856.613	N/A	N/A	12/31/00
12.097693	94,238.615	N/A	N/A	12/31/99
10.283942	29,293.327	N/A	N/A	12/31/98
The Timothy Plan Strategic Growth Variable Series
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

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			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Van Kampen UIF Emerging Markets Equity Portfolio-Class I
13.409924	103,746.999	18.996126	0.000	12/31/05
10.160076	130,531.503	14.370686	0.000	12/31/04
8.369484	143,001.695	11.820145	0.000	12/31/03
5.670122	143,900.933	7.996022	0.000	12/31/02
6.311285	157,013.225	8.886986	0.000	12/31/01
6.844447	171,508.549	N/A	N/A	12/31/00
11.416896	56,080.554	N/A	N/A	12/31/99
5.915866	30,255.642	N/A	N/A	12/31/98
7.911559	9,042.956	N/A	N/A	12/31/97
Wells Fargo Advantage VT Discovery FundSM
11.354415	717,628.464	11.367045	84.957	12/31/05
13.972530	628,908.462	10.947319	106.267	12/31/04
11.892436	626,038.511	9.303506	20.835	12/31/03
8.984712	569,056.186	7.018390	0.000	12/31/02
14.588097	573,334.387	11.378531	0.000	12/31/01
21.369830	454,659.296	N/A	N/A	12/31/00
25.444156	120,559.085	N/A	N/A	12/31/99
13.587521	33,197.715	N/A	N/A	12/31/98
10.707133	2,147.556	N/A	N/A	12/31/97
Wells Fargo Advantage VT Opportunity FundSM
19.291702	789,509.894	16.068921	3,070.518	12/31/05
Financial Statements
The financial statements and reports of independent registered public accounting firm of the Company and of the Separate Account (including the Subaccounts) are included in the SAI.

20

THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Onwers who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount is invested in a Portfolio which has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Subaccounts.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio / Adviser	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Dynamics Fund — Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks long-term capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 65% of its net assets in common stocks of mid-size companies. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. The fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

DWS Investments VIT Funds

DWS Equity 500 Index VIP Advisor — Deutsche Asset Management, Inc. (1) Subadvisor — Northern Trust Investments, N.A.	The portfolio seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), which emphasizes stocks of large US companies. Under normal circumstances, the portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the S&P 500 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500 Index.

(1)	DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

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Portfolio / Adviser	Investment Objective / Strategy

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio may have significant exposure to emerging markets.

Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)

Old Mutual Growth II Portfolio (formerly Liberty Ridge Growth II Portfolio) Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of small and mid-cap companies with favorable growth prospects. Equity securities in which the Portfolio may invest include common stocks and preferred stocks.

Old Mutual Large Cap Growth Portfolio (formerly Liberty Ridge Large Cap Growth Portfolio) Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large cap companies with favorable growth prospects. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Mid-Cap Portfolio (formerly Liberty Ridge Mid-Cap Portfolio) Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Select Value Portfolio (formerly Liberty Ridge Select Value Portfolio) Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective. To pursue this goal, the Portfolio normally invests at least 65% of its net assets in equity securities of large cap companies with value characteristics. Equity securities in which the Portfolio may invest include common and preferred stocks.

Old Mutual Columbus Circle Technology and Communications Portfolio (formerly Liberty Ridge Technology & Communications Portfolio) Adviser — Old Mutual Capital, Inc.	The Portfolio, a non-diversified fund, seeks to provide investors with long-term growth of capital. Current income is incidental to the Portfolio’s goal. To pursue this goal, the Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in the technology and communications sectors of the stock market. The Portfolio is concentrated, which means it will invest 25% or more of its total assets in the group of industries within those sectors. The Portfolio’s holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.

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Portfolio / Adviser	Investment Objective / Strategy

The Timothy Plan Variable Series

The Timothy Plan Conservative Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

The Timothy Plan Strategic Growth VS Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards, are referred to as “excluded securities.”

The Timothy Plan Small-Cap Variable Series Advisor — Timothy Partners, Ltd.	The primary investment objective of the Timothy Plan Small-Cap Variable Series is to seek long-term capital growth, with a secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the Portfolio’s ethical standards, are referred to as excluded securities.

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Emerging Markets Equity Portfolio-Class I Adviser — Van Kampen[1]	The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.

[1]	Morgan Stanley Investment Management Inc., which does business in certain instances as “Van Kampen,” serves as the investment advisor to the Emerging Markets Equity Portfolio.

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Portfolio / Adviser	Investment Objective / Strategy

Wells Fargo Variable Trust Fund

Wells Fargo Advantage VT Discovery Fund Advisor — Wells Capital Management, Inc.	The Wells Fargo Advantage Discovery Fund seeks capital appreciation by investing in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap® Index, at the time of purchase. The range of the Russell Midcap® Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company’s financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Wells Fargo Advantage VT Opportunity Fund Advisor — Wells Capital Management, Inc.	The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company’s public value, based on market quotations, with its “private market value”—the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company’s private market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

24

Investment Options-Allocations
You may allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to the the DWS Equity 500 Index VIP Closed Subaccount or the Van Kampen VIF Emerging Markets Equity Portfolio Closed Subaccount described in this Supplemental Prospectus only if you held Accumulation Units in the respective Closed Subaccount as of April 30, 2001. This investment option will become unavailable to you once you no longer have Accumulation Units in these Closed Subaccounts.
You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Closed Subaccount only if you held Accumulation Units in that Closed Subaccount as of April 30, 2002. This investment option will become unavailable to you once you no longer have Accumulation Units in these Closed Subaccounts.
You may allocate purchase payments to any of the following Closed Subaccounts only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004.
▪	AIM V.I. Dynamics Fund Closed Subaccount
▪	Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount
▪	Old Mutual Growth II Portfolio Closed Subaccount
▪	Old Mutual Select Value Portfolio Closed Subaccount
▪	Old Mutual Large Cap Growth Closed Subaccount
▪	Old Mutual Mid-Cap Growth Closed Subaccount
▪	Old Mutual Columbus Circle Technology and Communications Portfolio Closed Subaccount
▪	The Timothy Plan Conservative Growth Variable Series Closed Subaccount
▪	The Timothy Plan Strategic Growth Variable Series Closed Subaccount
▪	Strong Mid Cap Growth Fund II, now the Wells Fargo Advantage VT Discovery Fund Closed Subaccount
▪	Strong Opportunity Fund II, now Wells Fargo Advantage VT Opportunity Fund Closed Subaccount
Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.
We are currently seeking approval from the SEC to substitute shares of Portfolio with substantially similar or identical investment objectives, policies and expenses for shares of the Portfolio in which the DWS Equity 500 Index VIP Fund Subaccount, the Old Mutual Growth II Portfolio Subaccount, the Old Mutual Mid-Cap Portfolio Subaccount, the Old Mutual Select Value Portfolio Subaccount, the Old Mutual Columbus Circle Technology and Communications Portfolio Subaccount, the Wells Fargo Advantage VT Opportunity Fund Subaccount, the Wells Fargo Advantage VT Discovery Fund Subaccount and the Van Kampen UIF Emerging Markets Equity Portfolio Subaccount. After we receive approval from the SEC, we will automatically redeem shares of the Portfolios in which the Closed Subaccounts invest and use the redemption proceeds to buy shares of the substituted Portfolios.
We hope to obtain approval for the substitutions from the SEC by July 31, 2006. If the substitutions are approved by July 31, 2006, we expect that the automatic redemption related to any approved substitution will occur before September 30, 2006.

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED May 1, 2006
Annuity Investors Life Insurance Company ® (“the Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2006, for The Commodore            Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: FIVE-YEAR GUARANTEED INTEREST RATE OPTION AND SEVEN-YEAR GUARANTEED INTEREST RATE OPTION (THE “UNAVAILABLE FIXED ACCOUNT OPTIONS”). AS OF MAY 1, 2006, YOU WILL NOT BE ABLE TO TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2006, contains more information about the Company, the Separate Account and the Contract. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Independence ® is 333-51955 .
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT® , THE COMMODORE ADVANTAGE® AND
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006
This Statement of Additional Information supplements the current prospectuses for The Commodore Spirit®, The Commodore Advantage® and The Commodore Independence® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of the prospectus applicable to your contract dated May 1, 2006, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance Company® (the “Company”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).
State Regulations
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company’s general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.
The Company holds title to assets invested in the Fixed Account options together with the Company’s other general account assets.
Records and Reports
The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner’s last known address.
Experts
The financial statements of the Separate Account at December 31, 2005 and for the periods then ended, and of the Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of The Commodore Independence®, the Contract registered under number 333-51955, has been suspended due to an actual lapse rate that significantly exceeded the Depositor’s expectation. Additional purchase payments maybe made to this Contract by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.
The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
Contract and	12/31/2005		12/31/2004		12/31/2003
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Spirit®333-19725	$1,469,320	$578,381	$1,709,579	$593,096	$1,788,483	$545,542
The Commodore Advantage® 333-51955	$349,460	$109,891	$356,599	$99,760	$169,881	$156,413
The Commodore Independence® 333-51971	$176,464	$159,075	$195,841	$158,863	$312,025	$92,877
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:
BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value (“AUV”) for the
Money Market Subaccount over a 7-day period determined as follows:
AUV at end of 7-day period – AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

4

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2005 are as follows:

	Total Separate
Contract and Registration No.	Account Charges	Yield	Effective Yield
The Commodore Spirit® 333-19725	1.65%	2.18%	2.20%
	1.50%	2.34%	2.37%
	1.40%	2.43%	2.46%
	1.10%	2.75%	2.79%
	0.95%	2.89%	2.94%
The Commodore Independence® 333-51955	1.40%	2.43%	2.46%
	1.10%	2.75%	2.79%
	0.95%	2.89%	2.94%
	0.90%	2.94%	2.98%
	0.75%	3.09%	3.13%
The Commodore Advantage® 333-51971	1.40%	2.43%	2.46%
	1.25%	2.60%	2.63%
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company’s Administrative Office toll free at 1-800-789-6771.

5

Average Annual Total Return Calculation
The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
n	=	number of years
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) – 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the Contract (or Certificate) maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

6

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Spirit®
	S.E.C. File No.
	333-19725
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	-0.93%	-0.32%	2.52%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-7.09%	-5.94%	0.33%
AIM V.I. Dynamics Fund-Series I4	0.17%	-10.15%	0.76%
AIM V.I. Financial Services Fund-Series I	-4.57%	-2.18%	3.36%
AIM V.I. Global Health Care Fund-Series I	-2.36%	-5.72%	5.79%
AIM V.I. High Yield Fund-Series I	-7.72%	0.97%	-4.00%
AIM V.I. Small Cap Equity Fund-Series I3	-2.40%	N/A	6.68%
AIM V.I. Small Company Growth Fund-Series I4	-5.28%	-7.81%	2.45%
American Century VP Large Company Value-Class I3	-5.63%	N/A	-5.91%
American Century VP Mid Cap Value-Class I3	-0.97%	N/A	0.27%
American Century VP Ultra®-Class I3	-8.26%	N/A	-4.82%
American Century VP VistaSM-Class I3	-2.38%	N/A	4.09%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-6.66%	-15.75%	-12.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-6.83%	-11.57%	-2.63%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-5.77%	-4.98%	0.82%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-6.08%	-5.21%	0.54%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-4.68%	-1.49%	2.24%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-7.09%	-5.56%	-1.59%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-8.13%	-3.27%	-1.84%
DWS Equity 500 Index VIP	-5.79%	-5.01%	0.26%
DWS Small Cap Index VIP-Class A8	-6.20%	3.50%	2.89%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-2.56%	-1.22%	5.79%
Janus Aspen Series Forty Portfolio-Institutional Shares	2.27%	-3.89%	7.01%
Janus Aspen Series International Growth Portfolio-Institutional Shares	21.45%	-0.81%	5.77%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	-6.17%	-10.63%	-0.60%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	1.74%	-10.48%	3.24%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	-4.61%	-10.62%	-0.19%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-6.56%	0.97%	2.95%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-5.37%	-6.70%	2.82%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-4.50%	-3.67%	-0.33%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	0.80%	-16.50%	-4.49%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	-5.90%	-11.73%	2.20%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	-4.76%	3.90%	11.51%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	-5.95%	-6.02%	3.51%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	-0.62%	-29.22%	-7.66%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-8.33%	5.18%	5.70%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-7.98%	1.43%	2.08%
The Timothy Plan Conservative Growth Variable Series[9]	-5.14%	N/A	-1.05%
The Timothy Plan Small Cap Variable Series[9]	-11.05%	3.20%	5.42%
The Timothy Plan Strategic Growth Variable Series[9]	-4.59%	N/A	-0.99%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.24%	1.45%	2.12%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	22.99%	12.32%	0.42%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	1.74%	0.26%	6.31%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	6.42%	15.54%	11.01%
Van Kampen UIF Value Portfolio-Class I	-5.90%	1.09%	1.90%
Wells Fargo Advantage Discovery Fund	-2.24%	5.72%	4.54%
Wells Fargo Advantage Opportunity Fund	-2.62%	-0.45%	6.27%

7

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

8

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Spirit®
	S.E.C. File No.
	333-19725
	Enhanced[1] Contracts
			From Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	-0.60%	0.03%	2.89%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-6.78%	-5.59%	0.71%
AIM V.I. Dynamics Fund-Series I4	0.51%	-9.79%	1.14%
AIM V.I. Financial Services Fund-Series I	-4.25%	-1.82%	3.72%
AIM V.I. Global Health Care Fund-Series I	-2.04%	-5.37%	6.17%
AIM V.I. High Yield Fund-Series I	-7.41%	1.33%	-3.61%
AIM V.I. Small Cap Equity Fund-Series I3	-2.07%	N/A	7.04%
AIM V.I. Small Company Growth Fund-Series I4	-4.96%	-7.46	2.83%
American Century VP Large Company Value-Class I3	-5.32%	N/A	-5.59%
American Century VP Mid Cap Value-Class I3	-0.65%	N/A	0.62%
American Century VP Ultra®-Class I3	-7.96%	N/A	-4.47%
American Century VP VistaSM-Class I3	-2.05%	N/A	4.45%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-6.35%	-15.40%	-11.67%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-6.52%	-11.21%	-2.23%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-5.46%	-4.62%	1.21%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-5.77%	-4.86%	0.93%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-4.36%	-1.14%	2.62%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-6.78%	-5.21%	-1.20%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-7.93%	-3.01%	-1.58%
DWS Equity 500 Index VIP	-5.47%	-4.66%	0.64%
DWS Small Cap Index VIP-Class A8	-5.88%	3.86%	3.27%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-2.23%	-0.86%	6.17%
Janus Aspen Series Forty Portfolio-Institutional Shares	2.61%	-3.54%	7.39%
Janus Aspen Series International Growth Portfolio-Institutional Shares	21.84%	-0.45%	6.15%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	-5.86%	-10.27%	-0.22%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	2.08%	-10.12%	3.63%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	-4.30%	-10.26%	0.19%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-6.25%	1.33%	3.33%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-5.05%	-6.35%	3.20%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-4.19%	-3.32%	0.07%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	1.13%	-16.13%	-4.07%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	-5.59%	-11.37%	-2.59%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	-4.45%	4.26%	11.88%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	-5.64%	-5.67%	3.88%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	-0.29%	-28.81%	-7.24%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-8.02%	5.54%	6.07%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-7.67%	1.79%	2.45%
The Timothy Plan Conservative Growth Variable Series[9]	-4.82%	N/A	-0.70%
The Timothy Plan Small Cap Variable Series[9]	-10.75%	3.57%	5.79%
The Timothy Plan Strategic Growth Variable Series[9]	-4.27%	N/A	-0.64%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-5.93%	1.81%	2.50%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	23.38%	12.70%	0.80%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	2.08%	0.61%	6.68%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	6.77%	15.93%	11.39%
Van Kampen UIF Value Portfolio-Class I	-5.58%	1.45%	2.29%
Wells Fargo Advantage Discovery Fund	-1.92%	6.08%	4.91%
Wells Fargo Advantage Opportunity Fund	-2.30%	-0.10%	6.65%

9

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

10

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Advantage®
	S.E.C. File No.
	333-51971
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	-2.93%	-0.73%	2.30%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-9.09%	-6.46%	0.33%
AIM V.I. Dynamics Fund-Series I4	-1.83%	-10.77%	0.76%
AIM V.I. Financial Services Fund-Series I	-6.57%	-2.62%	3.09%
AIM V.I. Global Health Care Fund-Series I	-4.36%	-6.23%	5.79%
AIM V.I. High Yield Fund-Series I	-9.72%	0.58%	-4.35%
AIM V.I. Small Cap Equity Fund-Series I3	-4.40%	N/A	5.89%
AIM V.I. Small Company Growth Fund-Series I4	-7.28%	-8.37%	2.45%
American Century VP Large Company Value-Class I3	-7.63%	N/A	-7.77%
American Century VP Mid Cap Value-Class I3	-2.97%	N/A	-1.57%
American Century VP Ultra®-Class I3	-10.26%	N/A	-5.34%
American Century VP VistaSM-Class I3	-4.38%	N/A	3.67%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-8.66%	-16.56%	-12.71%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-8.83%	-12.23%	-2.63%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-7.77%	-5.47%	0.82%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-8.08%	-5.71%	0.54%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	-6.68%	-1.92%	2.24%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-9.09%	-6.07%	-1.59%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-10.13%	-3.96%	-1.84%
DWS Equity 500 Index VIP	-7.79%	-5.51%	0.26%
DWS Small Cap Index VIP-Class A8	-8.20%	3.15%	2.89%
Janus Aspen Series Balanced Portfolio-Institutional Shares	-4.56%	-1.64%	5.79%
Janus Aspen Series Forty Portfolio-Institutional Shares	0.27%	-4.36%	7.01%
Janus Aspen Series International Growth Portfolio-Institutional Shares	19.45%	-1.22%	5.77%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	-8.17%	-11.26%	-0.60%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	-0.26%	-11.11%	3.24%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	-6.61%	-11.25%	-0.19%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-8.56%	0.58%	2.95%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-7.37%	-7.23%	2.82%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	-6.50%	-4.14%	-0.33%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	-1.20%	-17.34%	-4.49%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	-7.90%	-12.40%	2.20%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	-6.76%	3.56%	11.37%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	-7.95%	-6.54%	3.51%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	-2.62%	-30.89%	-7.66%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-10.33%	4.85%	5.45%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-9.98%	1.05%	1.86%
The Timothy Plan Conservative Growth Variable Series[9]	-7.14%	N/A	-1.62%
The Timothy Plan Small Cap Variable Series[9]	-13.05%	2.85%	5.23%
The Timothy Plan Strategic Growth Variable Series[9]	-6.59%	N/A	-1.55%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-8.24%	1.06%	2.12%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	20.99%	12.07%	0.42%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	-0.26%	-0.14%	6.31%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	4.42%	15.32%	11.01%
Van Kampen UIF Value Portfolio-Class I	-7.90%	0.70%	1.90%
Wells Fargo Advantage Discovery Fund	-4.24%	5.40%	4.54%
Wells Fargo Advantage Opportunity Fund	-4.62%	-0.86%	6.27%

11

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

12

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Independence®
	S.E.C. File No.
	333-51955
	Standard[1] Contracts
			From
			Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	4.07%	-0.93%	1.61%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	-2.09%	-6.72%	-0.75%
AIM V.I. Dynamics Fund-Series I4	5.17%	-11.09%	-0.30%
AIM V.I. Financial Services Fund-Series I	0.43%	-2.84%	2.54%
AIM V.I. Global Health Care Fund-Series I	2.64%	-6.49%	5.08%
AIM V.I. High Yield Fund-Series I	-2.72%	0.39%	-5.44%
AIM V.I. Small Cap Equity Fund-Series I3	2.60%	N/A	7.46%
AIM V.I. Small Company Growth Fund-Series I4	-0.28%	-8.65%	1.52%
American Century VP Large Company Value-Class I3	-0.63%	N/A	-2.21%
American Century VP Mid Cap Value-Class I3	4.03%	N/A	3.96%
American Century VP Ultra®-Class I3	-3.26%	N/A	-5.34%
American Century VP VistaSM-Class I3	2.62%	N/A	3.67%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	-1.66%	-16.98%	-14.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	-1.83%	-12.57%	-4.00%
Dreyfus Stock Index Fund, Inc.-Initial Shares	-0.77%	-5.72%	-0.22%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	-1.08%	-5.97%	-0.53%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	0.32%	-2.14%	1.31%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	-2.09%	-6.33%	-2.85%
Dreyfus VIF. Money Market Portfolio-Initial Shares	-3.13%	-3.96%	-3.13%
DWS Equity 500 Index VIP	-0.79%	-5.76%	-0.86%
DWS Small Cap Index VIP-Class A8	-1.20%	2.98%	1.98%
Janus Aspen Series Balanced Portfolio-Institutional Shares	2.44%	-1.86%	5.08%
Janus Aspen Series Forty Portfolio-Institutional Shares	7.27%	-4.60%	6.36%
Janus Aspen Series International Growth Portfolio-Institutional Shares	26.45%	-1.43%	5.05%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	-1.17%	-11.56%	-1.76%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	6.74%	-11.43%	2.37%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	0.39%	-11.58%	-1.32%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	-1.56%	0.39%	2.07%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	-0.37%	-7.50%	1.93%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	0.50%	-4.38%	-1.46%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	5.80%	-17.77%	-6.08%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	-0.90%	-12.74%	1.27%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	0.24%	3.38%	10.92%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	-0.95%	-6.81%	2.62%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	4.38%	-31.79%	-9.75%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	-3.33%	4.68%	4.96%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	-2.98%	0.86%	1.19%
The Timothy Plan Conservative Growth Variable Series[9]	-0.14%	N/A	-1.05%
The Timothy Plan Small Cap Variable Series[9]	-6.05%	2.67%	4.66%
The Timothy Plan Strategic Growth Variable Series[9]	0.41%	N/A	-0.99%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-1.24%	0.87%	1.18%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	27.99%	11.94%	-0.65%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	6.74%	-0.34%	5.62%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	11.42%	15.20%	10.52%
Van Kampen UIF Value Portfolio-Class I	-0.90%	0.50%	0.95%
Wells Fargo Advantage Discovery Fund	2.76%	5.23%	3.75%
Wells Fargo Advantage Opportunity Fund	2.38%	-1.07%	5.58%

13

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

14

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees — data is the same for all Standard Contracts).

	The Commodore Spirit®
	S.E.C. File No.
	333-19725
	Standard[1]
	Contracts
			From Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	8.07%	2.91%	4.97%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	1.91%	-1.95%	3.13%
AIM V.I. Dynamics Fund-Series I4	9.17%	-5.45%	3.52%
AIM V.I. Financial Services Fund-Series I	4.43%	1.28%	6.10%
AIM V.I. Global Health Care Fund-Series I	6.64%	-1.76%	7.75%
AIM V.I. High Yield Fund-Series I	1.28%	4.05%	-0.38%
AIM V.I. Small Cap Equity Fund-Series I3	6.60%	N/A	11.99%
AIM V.I. Small Company Growth Fund-Series I4	3.72%	-3.52%	4.92%
American Century VP Large Company Value-Class I3	3.37%	N/A	5.17%
American Century VP Mid Cap Value-Class I3	8.03%	N/A	11.30%
American Century VP Ultra®-Class I3	0.74%	N/A	-0.56%
American Century VP VistaSM-Class I3	6.62%	N/A	7.62%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.34%	-9.88%	-6.29%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	2.17%	-6.60%	0.78%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.23%	-1.13%	3.53%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	2.92%	-1.33%	3.30%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	4.32%	1.88%	4.71%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	1.91%	-1.63%	1.59%
Dreyfus VIF. Money Market Portfolio-Initial Shares	0.87%	0.34%	1.39%
DWS Equity 500 Index VIP	3.21%	-1.16%	3.15%
DWS Small Cap Index VIP-Class A8	2.80%	6.31%	5.29%
Janus Aspen Series Balanced Portfolio-Institutional Shares	6.44%	2.12%	7.75%
Janus Aspen Series Forty Portfolio-Institutional Shares	11.27%	-0.20%	8.82%
Janus Aspen Series International Growth Portfolio-Institutional Shares	30.45%	2.48%	7.73%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	2.83%	-5.84%	2.38%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	10.74%	-5.72%	5.55%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	4.39%	-5.83%	2.71%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.44%	4.05%	5.31%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	3.63%	-2.59%	5.20%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	4.50%	-0.01%	2.60%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	9.80%	-10.45%	-0.63%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	3.10%	-6.73%	4.68%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	4.24%	6.67%	13.18%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	3.05%	-2.02%	5.88%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	8.38%	-19.05%	-2.90%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	0.67%	7.82%	8.17%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	1.02%	4.46%	4.47%
The Timothy Plan Conservative Growth Variable Series[9]	3.86%	N/A	3.19%
The Timothy Plan Small Cap Variable Series[9]	-2.05%	6.04%	7.51%
The Timothy Plan Strategic Growth Variable Series[9]	4.41%	N/A	3.25%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.76%	4.47%	4.61%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	31.99%	14.38%	3.21%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	10.74%	3.42%	8.20%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	15.42%	17.39%	12.41%
Van Kampen UIF Value Portfolio-Class I	3.10%	4.15%	4.43%
Wells Fargo Advantage Discovery Fund	6.76%	8.31%	6.66%
Wells Fargo Advantage Opportunity Fund	6.38%	2.79%	8.17%

15

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

16

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Spirit®
	S.E.C. File No.
	333-19725
	Enhanced[1]
	Contracts
			From
			Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	8.40%	3.22%	5.29%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	2.22%	-1.65%	3.44%
AIM V.I. Dynamics Fund-Series I4	9.51%	-5.16%	3.83%
AIM V.I. Financial Services Fund-Series I	4.75%	1.59%	6.42%
AIM V.I. Global Health Care Fund-Series I	6.96%	-1.47%	8.08%
AIM V.I. High Yield Fund-Series I	1.59%	4.37%	-0.07%
AIM V.I. Small Cap Equity Fund-Series I3	6.93%	N/A	12.33%
AIM V.I. Small Company Growth Fund-Series I4	4.04%	-3.23%	5.24%
American Century VP Large Company Value-Class I3	3.68%	N/A	5.49%
American Century VP Mid Cap Value-Class I3	8.35%	N/A	11.64%
American Century VP Ultra®-Class I3	1.04%	N/A	-0.26%
American Century VP VistaSM-Class I3	6.95%	N/A	7.95%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.65%	-9.61%	-6.00%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	2.48%	-6.31%	1.09%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.54%	-0.83%	3.85%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	3.23%	-1.03%	3.62%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	4.64%	2.19%	5.03%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	2.22%	-1.33%	1.90%
Dreyfus VIF. Money Market Portfolio-Initial Shares	1.07%	0.56%	1.60%
DWS Equity 500 Index VIP	3.53%	-0.86%	3.46%
DWS Small Cap Index VIP-Class A8	3.12%	6.63%	5.61%
Janus Aspen Series Balanced Portfolio-Institutional Shares	6.77%	2.43%	8.08%
Janus Aspen Series Forty Portfolio-Institutional Shares	11.61%	0.10%	9.15%
Janus Aspen Series International Growth Portfolio-Institutional Shares	30.84%	2.79%	8.06%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	3.14%	-5.55%	2.69%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	11.08%	-5.43%	5.88%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	4.70%	-5.54%	3.02%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.75%	4.37%	5.63%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	3.95%	-2.30%	5.52%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	4.81%	0.29%	2.92%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	10.13%	-10.17%	-0.32%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	3.41%	-6.44%	5.00%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	4.55%	6.99%	13.52%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	3.36%	-1.72%	6.20%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	8.71%	-18.81%	-2.61%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	0.98%	8.15%	8.50%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	1.33%	4.78%	4.79%
The Timothy Plan Conservative Growth Variable Series[9]	4.18%	N/A	3.51%
The Timothy Plan Small Cap Variable Series[9]	-1.75%	6.37%	7.84%
The Timothy Plan Strategic Growth Variable Series[9]	4.73%	N/A	3.56%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	3.07%	4.79%	4.93%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	32.38%	14.73%	3.52%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	11.08%	3.73%	8.53%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	15.77%	17.75%	12.75%
Van Kampen UIF Value Portfolio-Class I	3.42%	4.47%	4.75%
Wells Fargo Advantage Discovery Fund	7.08%	8.64%	6.98%
Wells Fargo Advantage Opportunity Fund	6.70%	3.10%	8.50%

17

1/	Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

18

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Advantage®
	S.E.C. File No.
	333-51971
	Standard[1] Contracts
			From Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	8.07%	2.91%	4.97%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	1.91%	-1.95%	3.13%
AIM V.I. Dynamics Fund-Series I4	9.17%	-5.45%	3.52%
AIM V.I. Financial Services Fund-Series I	4.43%	1.28%	6.10%
AIM V.I. Global Health Care Fund-Series I	6.64%	-1.76%	7.75%
AIM V.I. High Yield Fund-Series I	1.28%	4.05%	-0.38%
AIM V.I. Small Cap Equity Fund-Series I3	6.60%	N/A	11.99%
AIM V.I. Small Company Growth Fund-Series I4	3.72%	-3.52%	4.92%
American Century VP Large Company Value-Class I3	3.37%	N/A	5.17%
American Century VP Mid Cap Value-Class I3	8.03%	N/A	11.30%
American Century VP Ultra®-Class I3	0.74%	N/A	-0.56%
American Century VP VistaSM-Class I3	6.62%	N/A	7.62%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.34%	-9.88%	-6.29%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	2.17%	-6.60%	0.78%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.23%	-1.13%	3.53%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	2.92%	-1.33%	3.30%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	4.32%	1.88%	4.71%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	1.91%	-1.63%	1.59%
Dreyfus VIF. Money Market Portfolio-Initial Shares	0.87%	0.34%	1.39%
DWS Equity 500 Index VIP	3.21%	-1.16%	3.15%
DWS Small Cap Index VIP-Class A8	2.80%	6.31%	5.29%
Janus Aspen Series Balanced Portfolio-Institutional Shares	6.44%	2.12%	7.75%
Janus Aspen Series Forty Portfolio-Institutional Shares	11.27%	-0.20%	8.82%
Janus Aspen Series International Growth Portfolio-Institutional	30.45%	2.48%	7.73%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	2.83%	-5.84%	2.38%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	10.74%	-5.72%	5.55%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	4.39%	-5.83%	2.71%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.44%	4.05%	5.31%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	3.63%	-2.59%	5.20%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	4.50%	-0.01%	2.60%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	9.80%	-10.45%	-0.63%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	3.10%	-6.73%	4.68%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	4.24%	6.67%	13.18%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	3.05%	-2.02%	5.88%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	8.38%	-19.05%	-2.90%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	0.67%	7.82%	8.17%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	1.02%	4.46%	4.47%
The Timothy Plan Conservative Growth Variable Series[9]	3.86%	N/A	3.19%
The Timothy Plan Small Cap Variable Series[9]	-2.05%	6.04%	7.51%
The Timothy Plan Strategic Growth Variable Series[9]	4.41%	N/A	3.25%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.76%	4.47%	4.61%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	31.99%	14.38%	3.21%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	10.74%	3.42%	8.20%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	15.42%	17.39%	12.41%
Van Kampen UIF Value Portfolio-Class I	3.10%	4.15%	4.43%
Wells Fargo Advantage Discovery Fund	6.76%	8.31%	6.66%
Wells Fargo Advantage Opportunity Fund	6.38%	2.79%	8.17%

19

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

20

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees – data is the same for all Standard Contracts).

	The Commodore Independence®
	S.E.C. File No.
	333-51971
	Standard[1] Contracts
			From
			Inception
All Periods Ending 12/31/05	1 Year	5 Years	Date[2]
AIM V.I. Capital Development Fund-Series I3	8.07%	2.91%	4.97%
AIM V.I. Core Equity Fund-Series I (formerly Core Stock Fund)	1.91%	-1.95%	3.13%
AIM V.I. Dynamics Fund-Series I4	9.17%	-5.45%	3.52%
AIM V.I. Financial Services Fund-Series I	4.43%	1.28%	6.10%
AIM V.I. Global Health Care Fund-Series I	6.64%	-1.76%	7.75%
AIM V.I. High Yield Fund-Series I	1.28%	4.05%	-0.38%
AIM V.I. Small Cap Equity Fund-Series I3	6.60%	N/A	11.99%
AIM V.I. Small Company Growth Fund-Series I4	3.72%	-3.52%	4.92%
American Century VP Large Company Value-Class I3	3.37%	N/A	5.17%
American Century VP Mid Cap Value-Class I3	8.03%	N/A	11.30%
American Century VP Ultra®-Class I3	0.74%	N/A	-0.56%
American Century VP VistaSM-Class I3	6.62%	N/A	7.62%
Dreyfus IP Technology Growth Portfolio-Initial Shares[3]	2.34%	-9.88%	-6.29%
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares	2.17%	-6.60%	0.78%
Dreyfus Stock Index Fund, Inc.-Initial Shares	3.23%	-1.13%	3.53%
Dreyfus VIF. Appreciation Portfolio-Initial Shares	2.92%	-1.33%	3.30%
Dreyfus VIF. Developing Leaders Portfolio-Initial Shares	4.32%	1.88%	4.71%
Dreyfus VIF Growth and Income Portfolio-Initial Shares	1.91%	-1.63%	1.59%
Dreyfus VIF. Money Market Portfolio-Initial Shares	0.87%	0.34%	1.39%
DWS Equity 500 Index VIP	3.21%	-1.16%	3.15%
DWS Small Cap Index VIP-Class A8	2.80%	6.31%	5.29%
Janus Aspen Series Balanced Portfolio-Institutional Shares	6.44%	2.12%	7.75%
Janus Aspen Series Forty Portfolio-Institutional Shares	11.27%	-0.20%	8.82%
Janus Aspen Series International Growth Portfolio-Institutional Shares	30.45%	2.48%	7.73%
Janus Aspen Series Large Cap Growth Portfolio-Institutional Shares	2.83%	-5.84%	2.38%
Janus Aspen Series Mid Cap Growth Portfolio-Institutional Shares	10.74%	-5.72%	5.55%
Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares	4.39%	-5.83%	2.71%
Oppenheimer Balanced Fund/VA-Initial Shares[3]	2.44%	4.05%	5.31%
Oppenheimer Capital Appreciation Fund/VA-Initial Shares[3]	3.63%	-2.59%	5.20%
Oppenheimer Main Street Fund/VA-Initial Shares[3]	4.50%	-0.01%	2.60%
Old Mutual Growth II (formerly Liberty Ridge Growth II) Portfolio	9.80%	-10.45%	-0.63%
Old Mutual Large Cap Growth (formerly Liberty Ridge Large Cap Growth) Portfolio	3.10%	-6.73%	4.68%
Old Mutual Mid-Cap (formerly Liberty Ridge Mid-Cap) Portfolio[6]	4.24%	6.67%	13.18%
Old Mutual Select Value (formerly Liberty Ridge Select Value) Portfolio[7]	3.05%	-2.02%	5.88%
Old Mutual Columbus Circle Technology and Communications (formerly Liberty Ridge Technology & Communications) Portfolio	8.38%	-19.05%	-2.90%
PIMCO VIT Real Return Portfolio-Administrative Class[3]	0.67%	7.82%	8.17%
PIMCO VIT Total Return Portfolio-Administrative Class[3]	1.02%	4.46%	4.47%
The Timothy Plan Conservative Growth Variable Series[9]	3.86%	N/A	3.19%
The Timothy Plan Small Cap Variable Series[9]	-2.05%	6.04%	7.51%
The Timothy Plan Strategic Growth Variable Series[9]	4.41%	N/A	3.25%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.76%	4.47%	4.61%
Van Kampen UIF Emerging Markets Equity Portfolio-Class I	31.99%	14.38%	3.21%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	10.74%	3.42%	8.20%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	15.42%	17.39%	12.41%
Van Kampen UIF Value Portfolio-Class I	3.10%	4.15%	4.43%
Wells Fargo Advantage Discovery Fund	6.76%	8.31%	6.66%
Wells Fargo Advantage Opportunity Fund	6.38%	2.79%	8.17%

21

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	From Separate Account Commencement date (7/15/97) to 12/31/2005 unless otherwise noted.

3/	From Subaccount inception date (11/30/04) to 12/31/2005.

4/	From Subaccount inception date (8/23/97) to 12/31/2005.

5/	From Subaccount inception date (9/21/99) to 12/31/2005.

6/	From Subaccount inception date (11/30/98) to 12/31/2005.

7/	From Subaccount inception date (10/28/97) to 12/31/2005.

8/	From Subaccount inception date (8/22/97) to 12/31/2005.

9/	From Subaccount inception date (5/01/02) to 12/31/2005.

22

OTHER PERFORMANCE MEASURES
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or GAA.
The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

23

BENEFIT UNITS — TRANSFER FORMULAS
Transfer of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 – BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

24

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

25

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2005 and for the years ended December 31, 2005 and 2004, and the Company’s audited financial statements at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

26

Annuity Investors Life Insurance Company
Financial Statements

Years ended December 31, 2005, 2004 and 2003
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2005, 2004 and 2003

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect, wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2005 and 2004, and the related statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP

Cincinnati, Ohio
February 28, 2006

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEETS
(Dollars in thousands)

	December 31
	2005	2004
ASSETS
Invested assets:
Fixed maturities — at fair value (amortized cost — $698,633 and $620,473)	$702,318	$640,583
Policy loans	20,263	14,575
Cash and short-term investments	12,046	24,630

Total investments	734,627	679,788

Accrued investment income	8,939	8,183
Unamortized insurance acquisition costs, net	110,285	85,799
Receivables from affiliates	425	352
Other assets	3,956	3,021
Variable annuity assets (separate accounts)	643,506	620,007

Total assets	$1,501,738	$1,397,150

LIABILITIES
Annuity benefits accumulated	$739,176	$662,699
Accounts payable, accrued expenses, and other liabilities	7,794	6,548
Variable annuity liabilities (separate accounts)	643,506	620,007

Total liabilities	1,390,476	1,289,254

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	100,550
Retained earnings	7,013	1,516
Unrealized gains on marketable securities, net	1,199	3,330

Total stockholder’s equity	111,262	107,896

Total liabilities and stockholder’s equity	$1,501,738	$1,397,150

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
INCOME STATEMENTS
(In thousands)

	Year Ended December 31
	2005	2004	2003
Revenues:
Net investment income	$38,975	$33,998	$30,314
Realized (losses) gains on investments	(472)	855	445
Annuity policy charges	13,612	12,976	10,541
Other income	1,252	1,051	859

Total revenues	53,367	48,880	42,159

Costs and expenses:
Annuity benefits	23,328	22,347	19,497
Insurance acquisition expenses	13,331	13,408	9,499
Other expenses	8,249	8,673	6,100

Total costs and expenses	44,908	44,428	35,096

Income before income taxes and cumulative effect of accounting change	8,459	4,452	7,063
Provision for income taxes	(2,962)	(1,558)	(2,472)

Net income before cumulative effect of accounting change	5,497	2,894	4,591

Cumulative effect of accounting change, net of tax	—	356	—

Net income	$5,497	$3,250	$4,591

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2005	2004	2003
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$100,550	$100,550	$100,550

Retained Earnings (Deficit):
Balance at beginning of year	$1,516	$(1,734)	$(6,325)
Net income	5,497	3,250	4,591

Balance at end of year	$7,013	$1,516	$(1,734)

Unrealized Gains (Losses) on Marketable Securities, Net:
Balance at beginning of year	$3,330	$3,737	$2,655
Change during year	(2,131)	(407)	1,082

Balance at end of year	$1,199	$3,330	$3,737

Comprehensive Income:
Net income	$5,497	$3,250	$4,591
Other comprehensive income — decrease in net unrealized gains on marketable securities, net	(2,131)	(407)	1,082

Comprehensive income	$3,366	$2,843	$5,673

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2005	2004	2003
Cash flows from operating activities:
Net income	$5,497	$3,250	$4,591
Adjustments:
Cumulative effect of accounting change, net of tax	—	(356)	—
Benefits to annuity policyholders	23,328	22,346	18,352
Amortization of insurance acquisition costs	11,424	11,394	7,781
Depreciation and amortization	385	624	158
Realized losses (gains) on investments, net	472	(855)	(445)
Increase in insurance acquisition costs	(21,197)	(19,424)	(16,120)
Increase in accrued investment income	(756)	(1,148)	(847)
Increase in payable to affiliates, net	2,773	688	3,395
(Decrease) increase in other liabilities	(307)	1,429	(2,583)
(Increase) in other assets	(1,020)	(192)	3,377
Other, net	(119)	(745)	1,100

Net cash provided by operating activities	20,480	17,011	18,759

Cash flows from investing activities:
Purchases of investments in:
Fixed maturity investments	(199,366)	(255,293)	(338,606)
Securities purchased not paid	—	—	(3,486)
Maturities and redemptions of fixed maturity investments	26,193	34,714	—
Sales of:
Fixed maturity investments	93,798	170,846	228,223
Increase in policy loans	(5,688)	(4,250)	(1,725)

Net cash used in investing activities	(85,063)	(53,983)	(115,594)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	208,267	131,395	125,790
Annuity surrenders, benefits, and withdrawals, net of separate accounts	(167,635)	(74,817)	(62,115)
Net transfers from variable annuity assets	11,367	1,436	966

Net cash provided by financing activities	51,999	58,014	64,641

Net (decrease) increase in cash and short-term investments	(12,584)	21,042	(32,194)
Beginning cash and short-term investments	24,630	3,588	35,782

Ending cash and short-term investments	$12,046	$24,630	$3,588

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded, financial services holding company of which American Financial Group, Inc. (“AFG”) owned 82% as of December 31, 2005.
AILIC’s products are variable and fixed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, and marketed through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.
INVESTMENTS
All fixed maturity securities are considered “available for sale” and reported at fair value with unrealized gains and losses reported as a separate component of stockholder’s equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings, included in realized (losses) gains, and the cost basis of that investment is reduced.
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the income statements reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Following the adoption of Statement of Position (“SOP”) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Insurance Contracts and for Separate Accounts, (“SOP 03-1”) DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses. The Company adopted SOP

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES (CONTINUED)
03-1 effective January 1, 2004 and it was reported as a cumulative effect of a change in accounting principle in the 2004 results of operations.
DPAC related to annuity products is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in “Unrealized gains on marketable securities, net” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value.
Following the adoption of SOP 03-1, reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and variable annuity policy charges, and unearned revenues once they are recognized as income. The liability for unearned revenues relating to certain policy charges representing compensation for future services is recognized as income using the same assumptions and estimated gross profits used to amortize DPAC. Prior to the adoption of SOP 03-1, reserves for two-tier annuities were generally recorded at the lower-tier value plus EDAR.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
Variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions. Prior to the adoption of SOP 03-1, death benefits in excess of the variable annuity account balances were expensed when paid.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
INCOME TAXES
For 2005, tax payments and the recoupment (in the event of future losses) of tax paid pursuant to the tax allocation agreement are computed on a separate company basis as determined in accordance with generally accepted accounting principles based upon the rules provided by the Internal Revenue Code of 1986 as amended.
A new tax allocation agreement was entered into effective December 31, 2005. Pursuant to the new agreement, the Company’s tax expense will be determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are to be made quarterly during the year. Following year-end, additional settlements will be made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the new agreement is based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
BENEFIT PLANS
GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan, a defined contribution plan. GAFRI makes all contributions to the retirement fund portion of the Plan (at the discretion of the GAFRI Board of Directors) and matches a percentage of employee contributions to the savings fund. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund are also invested in accordance with participant elections, while Company contributions to the retirement fund have been invested primarily in GAFRI Common Stock. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENTS OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
FAIR VALUES OF FINANCIAL INSTRUMENTS
Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.
Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.
Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.
The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
C. INVESTMENTS
Fixed maturity investments at December 31 consisted of the following (in thousands):

	2005
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
U.S. Government and government agencies and authorities	$39,795	$40,818	$1,290	$(267)
Public utilities	60,544	62,244	1,828	(128)
Mortgage-backed securities	285,729	281,802	432	(4,359)
All other corporate	312,565	317,454	6,969	(2,080)

	$698,633	$702,318	$10,519	$(6,834)

	2004
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
U.S. Government and government agencies and authorities	$80,357	$82,412	$2,306	$(251)
Public utilities	58,636	61,834	3,395	(197)
Mortgage-backed securities	185,964	186,495	1,686	(1,155)
All other corporate	295,516	309,842	14,735	(409)

	$620,473	$640,583	$22,122	$(2,012)

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
C. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2005
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value
U.S. Government and government agencies and authorities	$3	$1,417	$264	$8,587
Public utilities	34	4,930	94	5,556
Mortgage-backed securities	3,511	200,992	848	36,536
All other corporate	1,322	82,252	758	25,804

Total fixed maturity investments	$4,870	$289,591	$1,964	$76,483

	2004
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value
U.S. Government and government agencies and authorities	$101	$7,782	$150	$34,257
Public utilities	160	8,331	37	2,699
Mortgage-backed securities	271	22,096	884	50,247
All other corporate	303	24,591	106	4,084

Total fixed maturity investments	$835	$62,800	$1,177	$91,287

At December 31, 2005 investment grade securities (as determined by nationally recognized rating agencies) represented 96% and 97% of the total gross unrealized loss and fair value, respectively. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2005. AILIC has the ability and intent to hold such securities until they fully recover to amortized cost or mature.
The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on fair value as of December 31, 2005 (in thousands). Maturity data based on amortized cost is generally the same.

Maturity
One year or less	$22,011
After one year through five years	97,790
After five years through ten years	261,131
After ten years	39,584

Subtotal	420,516

Mortgage-backed securities	281,802

Total bonds by maturity	$702,318

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
C. INVESTMENTS (CONTINUED)
Proceeds from sales of fixed maturity investments were $93.8 million in 2005, $170.8 million in 2004, and $228.2 million in 2003. Gross realized gains of $1.4 million, $2.7 million and $2.8 million, and gross realized losses of $1.8 million, $1.4 million and $1.3 million were realized on those sales during 2005, 2004 and 2003, respectively.
The Company reported realized losses of approximately $0.1 million, $0.4 million and $1.1 million in 2005, 2004 and 2003, respectively, as a result of the write down of impaired bonds.
At December 31, 2005 and 2004, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.
Net investment income consisted of the following (in thousands):

	2005	2004	2003
Fixed maturities	$37,993	$33,583	$30,167
Short-term investments	571	313	246
Cash on hand and on deposit	1	5	20
Policy loans	1,124	783	705
Other	331	252	—

Gross investment income	40,020	34,936	31,138
Investment expenses	(1,045)	(938)	(824)

Net investment income	$38,975	$33,998	$30,314

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.0 million in 2005, $0.9 million in 2004, and $0.8 million in 2003.
D. STOCKHOLDER’S EQUITY
The maximum amount of dividends that can be paid to stockholders in 2006 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2006 without prior approval is $0, based on statutory earned surplus.
Total statutory capital and surplus for the Company at December 31, 2005 and 2004, respectively, was $43.1 million and $48.2 million.
The change in net unrealized gains on marketable securities included the following for the year ended December 31 (in thousands):

	2005
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$(3,750)	$1,312	$(2,438)
Realized losses (gains) on securities	472	(165)	307

Change in net unrealized gains (losses) on marketable securities	$(3,278)	$1,147	$(2,131)

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
D. STOCKHOLDER’S EQUITY (Continued)

	2004
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$229	$(80)	$149
Realized losses (gains) on securities	(855)	299	(556)

Change in net unrealized gains (losses) on marketable securities	$(626)	$219	$(407)

	2003
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$2,110	$(739)	$1,371
Realized losses (gains) on securities	(445)	156	(289)

Change in net unrealized gains (losses) on marketable securities	$1,665	$(583)	$1,082

E. FEDERAL INCOME TAXES
The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets in “Accounts payable, accrued expenses, and other liabilities”, were as follows (in thousands):

	December 31,
	2005	2004
Deferred tax assets:
Separate company tax loss carryforwards	$19,614	$17,005
Policyholder liabilities	16,917	17,741

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(39,241)	$(35,272)
As of December 31, 2005 the Company had operating loss carryforwards based on a separate company tax calculation that will expire as follows:

2014	$(1,556)
2015	(12,513)
2016	(15,544)
2017	(16,477)
2019	(4,154)
2020	(5,793)
The Company also has a separate capital loss carryforward, based on a separate company tax calculation at December 31, 2005 in the amount of $1,259,496.
These carryforwards have previously been utilized in the consolidated tax filing. It is anticipated that these separate company carryforward amounts will be reimbursed by GAFRI in 2006, as a result of the new tax allocation agreement discussed in Note A.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
F. RELATED PARTY TRANSACTIONS
AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2005, 2004 and 2003, AILIC paid $1.0 million, $0.9 million and $0.8 million, respectively, in investment management fees.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2005, 2004 and 2003, AILIC paid $3.4 million, $3.7 million and $3.7 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2005, 2004 and 2003, AILIC paid $13.0 million, $10.0 million and $6.2 million, respectively, for services to affiliates.
G. RECENT ACCOUNTING STANDARD
SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, provides guidance on accounting for deferred policy acquisition costs on certain internal replacements of insurance and investment contracts. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. AILIC is currently assessing the impact of implementing this new standard.

13

ANNUITY INVESTORS
VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2005
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm
Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (the Account), comprised of the subaccounts listed in Note 1 to the financial statements, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Annuity Investors Variable Account B at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
                            /s/ Ernst & Young LLP
Cincinnati, Ohio
April 5, 2006

1

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Investment Funds, Inc.:
Capital Development Fund	13,194.094	$202,132	$212,293
Dynamics Fund	46,356.006	554,518	684,678
Core Stock Fund	545,660.741	9,824,683	10,394,837
Global Health Care Fund	223,035.730	3,808,544	4,558,850
High Yield Fund	648,220.315	4,005,663	3,908,768
Financial Services Fund	157,802.749	2,013,943	2,409,648
Small Cap Equity Fund	15,163.933	189,911	204,107
Small Company Growth Fund	84,470.737	1,226,232	1,369,271
American Century Investments:
Large Company Value — Class I	102,443.103	1,112,356	1,112,532
Mid Cap Value — Class I	117,450.370	1,347,034	1,374,169
Ultra — Class I	34,403.569	340,907	357,109
Vista — Class I	61,977.204	837,500	898,050
Scudder VIT Funds:
Equity 500 Index	107,154.092	1,035,946	1,404,790
Small Cap Index	436,278.910	5,561,867	6,282,416
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	362,234.445	11,884,691	13,442,520
Growth and Income Portfolio	308,418.631	5,937,834	6,729,695
Money Market Portfolio	7,922,386.298	7,922,386	7,922,386
Developing Leaders Portfolio	311,629.042	10,600,143	13,699,213
Technology Growth Portfolio	41,935.318	358,662	379,515
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	325,116.385	9,668,100	8,479,035
Stock Index Fund	1,898,514.176	52,365,560	60,410,721
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	663,977.348	11,567,539	19,268,623
Balanced Portfolio	2,390,479.582	57,143,735	61,530,944
Forty Portfolio	555,877.358	13,231,397	15,386,685
Growth Portfolio	1,071,416.189	20,468,837	22,349,742
Worldwide Growth Portfolio	745,605.896	15,660,397	20,847,141
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	529,301.842	13,270,473	18,806,094
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	212,457.004	1,953,661	2,479,373
Large Cap Growth Portfolio	405,945.852	6,231,995	7,546,533
Mid Cap Portfolio	682,653.932	9,177,633	11,393,494
Select Value Portfolio	212,636.018	2,752,886	3,030,063
Technology & Communications Portfolio	5,820,266.803	9,949,933	14,841,680
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	96,270.085	695,443	1,418,058
Core Plus Fixed Income Portfolio	1,350,993.680	15,289,307	15,576,957
Mid Cap Value Portfolio	563,277.770	8,195,591	10,561,458
U.S. Real Estate Portfolio	765,210.636	11,768,261	17,661,061
Value Portfolio	868,925.392	11,243,225	12,590,729
Timothy Partners, Ltd.:
Small-Cap VS	316,442.184	4,142,446	4,885,867
Conservative Growth VS	556,053.383	5,691,531	6,516,946
Strategic Growth VS	650,810.995	6,652,534	7,575,440
Oppenheimer Variable Account Funds:
Balanced Fund	191,257.493	3,197,378	3,264,765
Capital Appreciation Fund	24,475.542	897,736	942,798
Main Street Fund	81,507.014	1,683,816	1,776,038
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	196,447.765	2,541,923	2,492,922
Total Return Portfolio — Administrative Class	200,593.993	2,105,647	2,054,082
Wells Fargo Advantage Variable Trust:
Discovery Fund II	579,113.478	7,212,368	8,304,487
Opportunity Fund II	644,196.289	11,885,279	15,602,434

Total cost		$385,409,583

Total assets			454,939,017
Receivable from the General Account (Note 4)			8

Net assets			$454,939,025
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AIM Variable Investment Funds, Inc.:
Capital Development Fund - 1.40% series contract	16,459.887	$11.254617	$185,250
Capital Development Fund - 1.25% series contract	1,389.067	11.273166	15,659
Capital Development Fund - 1.10% series contract	1,008.183	11.291687	11,384
Dynamics Fund - 1.50% series contract	130.974	8.943219	1,171
Dynamics Fund - 1.40% series contract	75,896.111	8.984924	681,921
Dynamics Fund - 0.95% series contract	60.280	9.175262	553
Dynamics Fund - 0.75% series contract	111.545	9.261113	1,033
Core Stock Fund - 1.40% series contract	802,055.805	12.874443	10,326,022
Core Stock Fund - 1.25% series contract	1,212.277	10.986224	13,318
Core Stock Fund - 1.10% series contract	3,938.002	13.203242	51,994
Core Stock Fund - 0.75% series contract	307.233	11.400606	3,503
Global Health Care Fund - 1.50% series contract	1,502.260	10.755506	16,158
Global Health Care Fund - 1.40% series contract	405,402.095	10.805644	4,380,631
Global Health Care Fund - 1.25% series contract	5,707.536	10.881403	62,106
Global Health Care Fund - 1.10% series contract	948.050	10.957652	10,388
Global Health Care Fund - 0.95% series contract	202.797	11.034447	2,238
Global Health Care Fund - 0.75% series contract	7,840.922	11.137654	87,329
High Yield Fund - 1.50% series contract	1,004.559	10.868424	10,918
High Yield Fund - 1.40% series contract	350,885.548	10.886907	3,820,058
High Yield Fund - 1.25% series contract	5,631.776	10.914657	61,469
High Yield Fund - 1.10% series contract	230.396	10.942429	2,521
High Yield Fund - 0.95% series contract	115.761	10.970185	1,270
High Yield Fund - 0.75% series contract	1,138.551	11.007248	12,532
Financial Services Fund - 1.50% series contract	891.083	11.487311	10,236
Financial Services Fund - 1.40% series contract	198,663.153	11.540835	2,292,739
Financial Services Fund - 1.25% series contract	4,990.080	11.621786	57,994
Financial Services Fund - 1.10% series contract	1,383.076	11.703172	16,186
Financial Services Fund - 0.95% series contract	75.651	11.785233	892
Financial Services Fund - 0.75% series contract	2,656.644	11.895426	31,602
Small Cap Equity Fund - 1.40% series contract	15,527.249	10.857407	168,586
Small Cap Equity Fund - 1.25% series contract	2,705.709	10.875302	29,425
Small Cap Equity Fund - 1.10% series contract	559.580	10.893167	6,096
Small Company Growth Fund - 1.50% series contract	212.180	9.160636	1,944
Small Company Growth Fund - 1.40% series contract	141,453.043	9.203351	1,301,842
Small Company Growth Fund - 1.25% series contract	3,293.333	9.267918	30,522
Small Company Growth Fund - 1.10% series contract	465.384	9.332860	4,343
Small Company Growth Fund - 0.75% series contract	3,227.771	9.486239	30,619
American Century Investments:
Large Company Value — Class I - 1.40% series contract	99,384.541	10.560864	1,049,587
Large Company Value — Class I - 1.25% series contract	5,867.404	10.578263	62,067
Large Company Value — Class I - 1.10% series contract	82.915	10.595660	879
Mid Cap Value — Class I - 1.50% series contract	6.706	11.217536	75
Mid Cap Value — Class I - 1.40% series contract	114,376.075	11.229852	1,284,426
Mid Cap Value — Class I - 1.25% series contract	7,815.280	11.248357	87,909
Mid Cap Value — Class I - 1.10% series contract	132.931	11.266849	1,498
Mid Cap Value — Class I - 0.75% series contract	23.011	11.309936	260
Ultra — Class I - 1.50% series contract	953.169	10.452014	9,963
Ultra — Class I - 1.40% series contract	32,615.015	10.463493	341,267
Ultra — Class I - 1.25% series contract	143.364	10.497965	1,505
Ultra — Class I - 0.95% series contract	411.819	10.515180	4,330
Ultra — Class I - 0.75% series contract	4.188	10.538120	44
Vista — Class I - 1.40% series contract	79,780.294	11.088360	884,633
Vista — Class I - 1.25% series contract	1,175.748	11.124884	13,080
Vista — Class I - 0.95% series contract	21.514	11.143119	240
Vista — Class I - 0.75% series contract	8.772	11.167429	98
Scudder VIT Funds:
Equity 500 Index Fund - 1.40% series contract	151,600.055	9.136666	1,385,119
Equity 500 Index Fund - 1.10% series contract	2,110.577	9.320196	19,671
Small Cap Index Fund - 1.50% series contract	403.707	14.851525	5,996
Small Cap Index Fund - 1.40% series contract	417,983.505	14.951171	6,249,343
Small Cap Index Fund - 1.25% series contract	720.109	15.100616	10,874
Small Cap Index Fund - 1.10% series contract	151.892	15.251478	2,317
Small Cap Index Fund - 0.95% series contract	57.528	15.404037	886
Small Cap Index Fund - 0.75% series contract	832.924	15.609142	13,001
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
The Dreyfus Variable Investment Funds:
Appreciation Portfolio - 1.50% series contract	700.950	$12.966250	$9,089
Appreciation Portfolio - 1.40% series contract	1,005,802.778	13.075735	13,151,611
Appreciation Portfolio - 1.25% series contract	17,188.337	10.638507	182,858
Appreciation Portfolio - 1.10% series contract	4,744.717	13.409645	63,625
Appreciation Portfolio - 0.75% series contract	3,200.889	11.039795	35,337
Growth & Income Portfolio - 1.50% series contract	26.192	11.239975	294
Growth & Income Portfolio - 1.40% series contract	573,338.603	11.335178	6,498,895
Growth & Income Portfolio - 1.25% series contract	12,803.895	10.421252	133,433
Growth & Income Portfolio - 1.10% series contract	4,096.135	11.624648	47,616
Growth & Income Portfolio - 0.75% series contract	4,573.316	10.814168	49,457
Money Market Portfolio - 1.50% series contract	3,086.642	1.146196	3,538
Money Market Portfolio - 1.40% series contract	6,753,332.466	1.152576	7,783,729
Money Market Portfolio - 1.25% series contract	323.650	1.128752	365
Money Market Portfolio - 1.10% series contract	40,350.784	1.177927	47,530
Money Market Portfolio - 0.75% series contract	74,816.781	1.165821	87,223
Developing Leaders Portfolio - 1.50% series contract	1,862.093	14.585834	27,160
Developing Leaders Portfolio - 1.40% series contract	908,638.512	14.708620	13,364,819
Developing Leaders Portfolio - 1.25% series contract	10,114.353	13.956241	141,158
Developing Leaders Portfolio - 1.10% series contract	6,468.518	15.084331	97,573
Developing Leaders Portfolio - 0.95% series contract	459.556	15.276001	7,020
Developing Leaders Portfolio - 0.75% series contract	4,245.206	14.482701	61,482
Technology Growth Portfolio - 1.40% series contract	32,100.558	10.388053	333,462
Technology Growth Portfolio - 1.25% series contract	4,403.010	10.405161	45,814
Technology Growth Portfolio - 0.95% series contract	20.730	10.439369	216
Technology Growth Portfolio - 0.75% series contract	2.095	10.462156	22
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	572.420	10.455586	5,985
Socially Responsible Growth Fund, Inc. - 1.40% series contract	795,479.598	10.543914	8,387,468
Socially Responsible Growth Fund, Inc. - 1.25% series contract	743.278	8.630191	6,415
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,790.816	10.813247	62,618
Socially Responsible Growth Fund, Inc. - 0.75% series contract	1,847.923	8.955771	16,550
Stock Index Fund - 1.65% series contract	308.257	13.051861	4,023
Stock Index Fund - 1.50% series contract	10,752.810	13.217108	142,121
Stock Index Fund - 1.40% series contract	4,493,460.193	13.328744	59,892,181
Stock Index Fund - 1.25% series contract	12,475.438	10.736383	133,941
Stock Index Fund - 1.10% series contract	6,535.021	13.669089	89,328
Stock Index Fund - 0.95% series contract	537.406	13.842665	7,439
Stock Index Fund - 0.75% series contract	12,717.488	11.141253	141,689
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.50% series contract	2,182.697	15.688702	34,244
Mid Cap Growth Portfolio - 1.40% series contract	1,192,692.579	15.820887	18,869,455
Mid Cap Growth Portfolio - 1.25% series contract	3,029.460	12.517389	37,921
Mid Cap Growth Portfolio - 1.10% series contract	18,154.900	16.225130	294,566
Mid Cap Growth Portfolio - 0.95% series contract	174.191	16.430939	2,862
Mid Cap Growth Portfolio - 0.75% series contract	2,276.876	12.989749	29,576
Balanced Portfolio - 1.65% series contract	623.013	18.412437	11,471
Balanced Portfolio - 1.50% series contract	7,364.516	18.645582	137,316
Balanced Portfolio - 1.40% series contract	3,224,954.488	18.802986	60,638,774
Balanced Portfolio - 1.25% series contract	30,739.469	14.860520	456,804
Balanced Portfolio - 1.10% series contract	11,389.809	19.283124	219,631
Balanced Portfolio - 0.95% series contract	39.724	19.527811	776
Balanced Portfolio - 0.75% series contract	4,291.048	15.420964	66,172
Forty Portfolio - 1.50% series contract	5,189.417	10.506419	54,522
Forty Portfolio - 1.40% series contract	1,421,322.533	10.576925	15,033,222
Forty Portfolio - 1.25% series contract	11,093.343	10.682685	118,507
Forty Portfolio - 1.10% series contract	8,924.998	10.789432	96,296
Forty Portfolio - 0.95% series contract	224.632	10.897390	2,448
Forty Portfolio - 0.75% series contract	7,397.910	11.042426	81,691
Growth Portfolio - 1.50% series contract	3,283.014	12.038658	39,523
Growth Portfolio - 1.40% series contract	1,816,341.463	12.140136	22,050,632
Growth Portfolio - 1.25% series contract	8,863.042	9.795642	86,819
Growth Portfolio - 1.10% series contract	12,118.207	12.450279	150,875
Growth Portfolio - 0.75% series contract	2,153.599	10.165143	21,892
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series Institutional Shares:
Worldwide Growth Portfolio - 1.50% series contract	2,340.830	$12.521328	$29,310
Worldwide Growth Portfolio - 1.40% series contract	1,622,445.152	12.627182	20,486,910
Worldwide Growth Portfolio - 1.25% series contract	17,865.960	9.789468	174,898
Worldwide Growth Portfolio - 1.10% series contract	9,847.675	12.949718	127,525
Worldwide Growth Portfolio - 0.95% series contract	180.878	13.113864	2,372
Worldwide Growth Portfolio - 0.75% series contract	2,571.733	10.158682	26,125
Janus Aspen Select Series — Service Shares:
International Growth Portfolio - 1.50% series contract	1,200.533	18.810903	22,583
International Growth Portfolio - 1.40% series contract	966,575.134	18.969977	18,335,908
International Growth Portfolio - 1.25% series contract	14,006.180	15.411650	215,858
International Growth Portfolio - 1.10% series contract	10,632.810	19.454325	206,854
International Growth Portfolio - 0.95% series contract	56.867	19.701127	1,120
International Growth Portfolio - 0.75% series contract	1,486.339	15.992759	23,771
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio - 1.50% series contract	1,342.041	9.315791	12,502
Growth II Portfolio - 1.40% series contract	260,229.436	9.393989	2,444,592
Growth II Portfolio - 1.10% series contract	2,128.700	9.634072	20,508
Growth II Portfolio - 0.95% series contract	126.037	9.756563	1,230
Growth II Portfolio - 0.75% series contract	56.814	9.523166	541
Large Cap Growth Portfolio - 1.65% series contract	267.892	14.320384	3,836
Large Cap Growth Portfolio - 1.50% series contract	524.565	14.501721	7,607
Large Cap Growth Portfolio - 1.40% series contract	507,499.493	14.623998	7,421,672
Large Cap Growth Portfolio - 1.25% series contract	1,464.151	11.685392	17,109
Large Cap Growth Portfolio - 1.10% series contract	5,472.184	14.997521	82,069
Large Cap Growth Portfolio - 0.95% series contract	46.839	15.187984	711
Large Cap Growth Portfolio - 0.75% series contract	1,115.668	12.126097	13,529
Mid — Cap Portfolio - 1.50% series contract	4,065.098	13.016051	52,912
Mid — Cap Portfolio - 1.40% series contract	849,296.577	13.076748	11,106,037
Mid — Cap Portfolio - 1.25% series contract	9,317.933	13.168428	122,703
Mid — Cap Portfolio - 1.10% series contract	1,952.082	13.260669	25,886
Mid — Cap Portfolio - 0.75% series contract	6,377.332	13.478512	85,957
Select Value Portfolio - 1.50% series contract	1,638.654	8.198639	13,435
Select Value Portfolio - 1.40% series contract	357,267.603	8.236875	2,942,769
Select Value Portfolio - 1.25% series contract	7,199.701	8.294651	59,719
Select Value Portfolio - 1.10% series contract	466.386	8.352757	3,896
Select Value Portfolio - 0.95% series contract	101.353	8.411311	853
Select Value Portfolio - 0.75% series contract	1,106.335	8.489987	9,393
Technology & Communications Portfolio - 1.50% series contract	1,094.396	7.665243	8,389
Technology & Communications Portfolio - 1.40% series contract	1,902,781.476	7.729545	14,707,635
Technology & Communications Portfolio - 1.10% series contract	11,684.104	7.927152	92,622
Technology & Communications Portfolio - 0.95% series contract	535.371	8.027888	4,298
Technology & Communications Portfolio - 0.75% series contract	3,600.751	7.980838	28,737
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Equity Portfolio - 1.40% series contract	103,746.999	13.409924	1,391,239
Emerging Markets Equity Portfolio - 1.10% series contract	1,950.114	13.752477	26,819
Core Plus Fixed Income Portfolio - 1.50% series contract	4,465.442	14.540695	64,931
Core Plus Fixed Income Portfolio - 1.40% series contract	1,031,163.550	14.663212	15,120,170
Core Plus Fixed Income Portfolio - 1.25% series contract	18,130.319	13.808240	250,348
Core Plus Fixed Income Portfolio - 1.10% series contract	4,510.157	15.037636	67,822
Core Plus Fixed Income Portfolio - 0.75% series contract	5,142.497	14.329012	73,687
Mid-Cap Value Portfolio - 1.65% series contract	420.270	19.055685	8,009
Mid-Cap Value Portfolio - 1.50% series contract	1,880.959	19.297021	36,297
Mid-Cap Value Portfolio - 1.40% series contract	530,733.841	19.459486	10,327,808
Mid-Cap Value Portfolio - 1.25% series contract	2,448.518	16.082345	39,378
Mid-Cap Value Portfolio - 1.10% series contract	5,226.294	19.956509	104,299
Mid-Cap Value Portfolio - 0.75% series contract	2,736.473	16.688897	45,669
U.S. Real Estate Portfolio - 1.50% series contract	587.744	26.744644	15,719
U.S. Real Estate Portfolio - 1.40% series contract	638,271.701	26.969864	17,214,101
U.S. Real Estate Portfolio - 1.25% series contract	4,982.523	25.803315	128,566
U.S. Real Estate Portfolio - 1.10% series contract	6,314.368	27.658464	174,646
U.S. Real Estate Portfolio - 0.95% series contract	166.868	28.009655	4,674
U.S. Real Estate Portfolio - 0.75% series contract	4,606.920	26.776196	123,356
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2005

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
The Van Kampen Universal Institutional Funds, Inc.:
Value Portfolio - 1.50% series contract	893.362	$14.291407	$12,767
Value Portfolio - 1.40% series contract	863,389.460	14.412225	12,443,363
Value Portfolio - 1.25% series contract	482.003	13.772791	6,639
Value Portfolio - 1.10% series contract	6,598.174	14.780240	97,523
Value Portfolio - 0.95% series contract	33.363	14.967892	499
Value Portfolio - 0.75% series contract	2,094.705	14.292090	29,938
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	781.843	17.204132	13,451
Small-Cap VS - 1.40% series contract	277,780.814	17.335322	4,815,420
Small-Cap VS - 1.10% series contract	2,457.919	17.736216	43,594
Small-Cap VS - 0.75% series contract	739.509	18.123238	13,402
Conservative Growth Fund VS - 1.50% series contract	4,407.021	11.183411	49,286
Conservative Growth Fund VS - 1.40% series contract	572,609.363	11.224446	6,427,223
Conservative Growth Fund VS - 1.25% series contract	856.937	11.286400	9,672
Conservative Growth Fund VS - 1.10% series contract	13.418	11.348586	152
Conservative Growth Fund VS - 0.75% series contract	2,663.055	11.495051	30,612
Strategic Growth Fund VS - 1.50% series contract	140.480	11.206981	1,574
Strategic Growth Fund VS - 1.40% series contract	673,218.784	11.247959	7,572,337
Strategic Growth Fund VS - 0.75% series contract	132.752	11.518110	1,529
Oppenheimer Variable Account Funds:
Balanced Fund - 1.50% series contract	5,886.900	10.523629	61,952
Balanced Fund - 1.40% series contract	293,699.326	10.535194	3,094,179
Balanced Fund - 1.25% series contract	6,792.953	10.552554	71,683
Balanced Fund - 1.10% series contract	1,006.485	10.569900	10,638
Balanced Fund - 0.95% series contract	21.039	10.587241	223
Balanced Fund - 0.75% series contract	2,458.961	10.610348	26,090
Capital Appreciation Fund - 1.40% series contract	85,720.169	10.691883	916,510
Capital Appreciation Fund - 1.10% series contract	453.514	10.727101	4,865
Capital Appreciation Fund - 0.75% series contract	1,989.469	10.768137	21,423
Main Street Fund - 1.50% series contract	723.894	10.804162	7,821
Main Street Fund - 1.40% series contract	161,384.797	10.816022	1,745,542
Main Street Fund - 1.25% series contract	929.864	10.833842	10,074
Main Street Fund - 1.10% series contract	1,136.259	10.851650	12,330
Main Street Fund - 0.75% series contract	24.847	10.893157	271
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class - 1.50% series contract	1,087.656	10.213640	11,109
Real Return Portfolio — Administrative Class - 1.40% series contract	240,401.144	10.224854	2,458,067
Real Return Portfolio — Administrative Class - 1.10% series contract	2,314.795	10.258560	23,746
Total Return Portfolio — Administrative Class - 1.50% series contract	1,094.555	10.162115	11,123
Total Return Portfolio — Administrative Class - 1.40% series contract	199,476.486	10.173284	2,029,331
Total Return Portfolio — Administrative Class - 1.25% series contract	879.659	10.190049	8,964
Total Return Portfolio — Administrative Class - 1.10% series contract	453.274	10.206803	4,626
Total Return Portfolio — Administrative Class - 0.75% series contract	3.738	10.252148	38
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.50% series contract	42.842	11.345996	486
Discovery Fund II - 1.40% series contract	717,628.464	11.354415	8,148,251
Discovery Fund II - 1.25% series contract	84.957	11.367045	966
Discovery Fund II - 1.10% series contract	7,504.286	11.379673	85,396
Discovery Fund II - 0.95% series contract	34.450	11.392268	392
Discovery Fund II - 0.75% series contract	6,047.486	11.409057	68,996
Opportunity Fund II - 1.50% series contract	4,891.364	19.130526	93,574
Opportunity Fund II - 1.40% series contract	789,509.894	19.291702	15,230,990
Opportunity Fund II - 1.25% series contract	3,070.518	16.068921	49,340
Opportunity Fund II - 1.10% series contract	3,124.811	19.784384	61,822
Opportunity Fund II - 0.95% series contract	18.010	20.035523	361
Opportunity Fund II - 0.75% series contract	9,975.860	16.674972	166,347

Net assets attributable to variable annuity contract holders			$454,939,025
The accompanying notes are an integral part of there financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Investment Funds, Inc.:
Capital Development Fund	$0	$1,591	$(1,591)	$6,074	$0	$9,679	$15,753	$14,162
Dynamics Fund	0	9,173	(9,173)	26,858	0	40,249	67,107	57,934
Core Stock Fund	44,868	160,070	(115,202)	(624,315)	0	876,075	251,760	136,558
Global Health Care Fund	0	56,535	(56,535)	141,417	0	177,381	318,798	262,263
High Yield Fund	351,155	63,766	287,389	114,715	0	(347,692)	(232,977)	54,412
Financial Services Fund	31,853	31,546	307	99,039	0	(434)	98,605	98,912
Small Cap Equity Fund	0	1,382	(1,382)	631	0	14,193	14,824	13,442
Small Company Growth Fund	0	17,006	(17,006)	22,371	0	47,455	69,826	52,820
Total Return Fund (*)	49,590	23,768	25,822	5,026	0	(33,585)	(28,559)	(2,737)
American Century Investments:
Large Company Value - Class I	25,387	12,030	13,357	6,659	18,639	(1,162)	24,136	37,493
Mid Cap Value — Class I	11,229	10,809	420	14,467	40,419	24,102	78,988	79,408
Ultra — Class I	0	2,661	(2,661)	(1,169)	0	16,037	14,868	12,207
Vista — Class I	0	7,663	(7,663)	(704)	0	59,348	58,644	50,981
Scudder VIT Funds:
EAFE Equity Index (**)	99,955	32,988	66,967	806,688	0	(873,218)	(66,530)	437
Equity 500 Index	22,829	20,286	2,543	(53,234)	0	92,560	39,326	41,869
Small Cap Index	35,496	78,565	(43,069)	236,519	152,236	(148,483)	240,272	197,203
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	2,376	187,019	(184,643)	(141,541)	0	710,922	569,381	384,738
Growth and Income Portfolio	93,778	99,252	(5,474)	(22,455)	0	148,224	125,769	120,295
Money Market Portfolio	183,009	106,405	76,604	0	0	0	0	76,604
Developing Leaders Portfolio	0	183,653	(183,653)	341,657	0	422,219	763,876	580,223
Technology Growth Portfolio	0	2,448	(2,448)	855	0	20,860	21,715	19,267
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	0	123,451	(123,451)	(914,899)	0	1,203,958	289,059	165,608
Stock Index Fund	968,849	846,946	121,903	(1,660,634)	0	3,439,578	1,778,944	1,900,847
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	0	250,955	(250,955)	857,342	0	1,241,625	2,098,967	1,848,012
Balanced Portfolio	1,385,346	867,080	518,266	(1,302,442)	0	4,574,538	3,272,096	3,790,362
Forty Portfolio	30,343	190,640	(160,297)	(414,497)	0	2,031,884	1,617,387	1,457,090
Growth Portfolio	74,218	311,780	(237,562)	(1,790,551)	0	2,614,336	823,785	586,223
Worldwide Growth Portfolio	288,555	298,845	(10,290)	969,665	0	(120,106)	849,559	839,269
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	162,767	178,062	(15,295)	296,897	0	3,601,400	3,898,297	3,883,002
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	0	34,317	(34,317)	83,243	0	172,770	256,013	221,696
Large Cap Growth Portfolio	0	114,494	(114,494)	(376,906)	0	612,314	235,408	120,914
Mid Cap Portfolio	0	160,223	(160,223)	468,553	881,192	(732,405)	617,340	457,117
Select Value Portfolio	62,220	45,126	17,094	(17,029)	0	95,744	78,715	95,809
Technology & Communications Portfolio	0	196,059	(196,059)	529,343	0	738,547	1,267,890	1,071,831
Strong Funds:
Mid Cap Growth Fund II (****)	0	31,650	(31,650)	1,710,404	0	(2,181,037)	(470,633)	(502,283)
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	5,233	18,534	(13,301)	114,798	0	265,628	380,426	367,125
Core Plus Fixed Income Portfolio	538,014	214,483	323,531	147,311	110,326	(165,500)	92,137	415,668
Mid Cap Value Portfolio	29,745	129,596	(99,851)	197,541	132,629	749,642	1,079,812	979,961
U.S. Real Estate Portfolio	192,482	221,932	(29,450)	818,084	425,149	1,110,879	2,354,112	2,324,662
Value Portfolio	164,328	169,441	(5,113)	219,467	681,332	(484,879)	415,920	410,807
Timothy Partners, Ltd.:
Small-Cap VS	0	69,381	(69,381)	159,115	373,708	(595,828)	(63,005)	(132,386)
Conservative Growth VS	16,271	92,668	(76,397)	131,987	15,240	184,968	332,195	255,798
Strategic Growth VS	0	104,338	(104,338)	244,992	126,857	48,704	420,553	316,215
Oppenheimer Variable Account Funds:
Balanced Fund	9,476	24,607	(15,131)	(3,074)	19,359	66,146	82,431	67,300
Capital Appreciation Fund	1,132	6,322	(5,190)	(24)	0	45,059	45,035	39,845
Main Street Fund	4,884	14,225	(9,341)	1,764	0	91,961	93,725	84,384
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	50,224	21,320	28,904	(9,295)	24,549	(46,628)	(31,374)	(2,470)
Total Return Portfolio — Administrative Class	42,126	13,786	28,340	(820)	28,322	(51,575)	(24,073)	4,267
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	0	83,114	(83,114)	103,766	0	1,092,119	1,195,885	1,112,771
Opportunity Fund II	0	219,780	(219,780)	882,898	0	264,577	1,147,475	927,695

Totals	$4,977,738	$6,161,771	$(1,184,033)	$2,426,557	$3,029,957	$21,123,149	$26,579,663	$25,395,630

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from January 1, 2005 to December 21, 2005 (fund close date).

(**) Period from January 1, 2005 to July 22, 2005 (fund close date).

(***) Period from April 8, 2005 (commencement of operations) to December 31, 2005.

(***) Period from January 1, 2005 to April 8, 2005 (fund close date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2005

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc.:
Capital Development Fund	$(1,591)	$6,074	$0	$9,679	$14,162	$34,640	$54,061	$189,208	$169,787	$183,949	$28,344	$212,293
Dynamics Fund	(9,173)	26,858	0	40,249	57,934	104,878	70,366	(47,385)	(12,873)	45,061	639,617	684,678
Core Stock Fund	(115,202)	(624,315)	0	876,075	136,558	827,116	1,529,683	(2,315,695)	(3,018,262)	(2,881,704)	13,276,541	10,394,837
Global Health Care Fund	(56,535)	141,417	0	177,381	262,263	762,524	544,462	136,957	355,019	617,282	3,941,568	4,558,850
High Yield Fund	287,389	114,715	0	(347,692)	54,412	536,478	847,806	(748,893)	(1,060,221)	(1,005,809)	4,914,577	3,908,768
Financial Services Fund	307	99,039	0	(434)	98,912	420,561	255,693	(184,399)	(19,531)	79,381	2,330,268	2,409,649
Small Cap Equity Fund	(1,382)	631	0	14,193	13,442	77,018	7,455	120,612	190,175	203,617	490	204,107
Small Company Growth Fund	(17,006)	22,371	0	47,455	52,820	221,446	209,338	136,287	148,395	201,215	1,168,055	1,369,270
Total Return Fund (*)	25,822	5,026	0	(33,585)	(2,737)	60,320	307,161	(1,658,383)	(1,905,224)	(1,907,961)	1,907,961	0
American Century Investments:
Large Company Value — Class I	13,357	6,659	18,639	(1,162)	37,493	272,054	29,456	457,477	700,075	737,568	374,965	1,112,533
Mid Cap Value — Class I	420	14,467	40,419	24,102	79,408	247,455	66,114	853,842	1,035,183	1,114,591	259,577	1,374,168
Ultra — Class I	(2,661)	(1,169)	0	16,037	12,207	141,488	5,669	202,871	338,690	350,897	6,212	357,109
Vista — Class I	(7,663)	(704)	0	59,348	50,981	235,156	74,911	635,246	795,491	846,472	51,579	898,051
Scudder VIT Funds:
EAFE Equity Index (**)	66,967	806,688	0	(873,218)	437	330,260	486,365	(4,011,682)	(4,167,787)	(4,167,350)	4,167,350	0
Equity 500 Index	2,543	(53,234)	0	92,560	41,869	104,912	228,391	(81,008)	(204,487)	(162,618)	1,567,408	1,404,790
Small Cap Index	(43,069)	236,519	152,236	(148,483)	197,203	812,363	696,250	899,474	1,015,587	1,212,790	5,069,627	6,282,417
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	(184,643)	(141,541)	0	710,922	384,738	1,409,019	1,538,853	(246,251)	(376,085)	8,653	13,433,867	13,442,520
Growth and Income Portfolio	(5,474)	(22,455)	0	148,224	120,295	726,381	904,950	(759,520)	(938,089)	(817,794)	7,547,489	6,729,695
Money Market Portfolio	76,604	0	0	0	76,604	842,782	3,016,856	3,738,824	1,564,750	1,641,354	6,281,031	7,922,385
Developing Leaders Portfolio	(183,653)	341,657	0	422,219	580,223	1,634,817	1,306,731	(437,528)	(109,442)	470,781	13,228,431	13,699,212
Technology Growth Portfolio	(2,448)	855	0	20,860	19,267	124,564	5,767	239,220	358,017	377,284	2,230	379,514
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	(123,451)	(914,899)	0	1,203,958	165,608	867,713	1,173,361	(875,855)	(1,181,503)	(1,015,895)	9,494,931	8,479,036
Stock Index Fund	121,903	(1,660,634)	0	3,439,578	1,900,847	6,050,378	7,741,950	(2,065,321)	(3,756,893)	(1,856,046)	62,266,768	60,410,722
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	(250,955)	857,342	0	1,241,625	1,848,012	1,592,122	2,298,776	6,470	(700,184)	1,147,828	18,120,796	19,268,624
Balanced Portfolio	518,266	(1,302,442)	0	4,574,538	3,790,362	4,682,862	7,817,734	(3,507,480)	(6,642,352)	(2,851,990)	64,382,934	61,530,944
Forty Portfolio	(160,297)	(414,497)	0	2,031,884	1,457,090	1,234,554	1,703,647	1,123,393	654,300	2,111,390	13,275,296	15,386,686
Growth Portfolio	(237,562)	(1,790,551)	0	2,614,336	586,223	2,127,348	2,818,728	(987,741)	(1,679,121)	(1,092,898)	23,442,639	22,349,741
Worldwide Growth Portfolio	(10,290)	969,665	0	(120,106)	839,269	1,826,467	2,759,703	(2,310,187)	(3,243,423)	(2,404,154)	23,251,294	20,847,140
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	(15,295)	296,897	0	3,601,400	3,883,002	1,214,231	1,426,340	4,915,157	4,703,048	8,586,050	10,220,044	18,806,094
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	(34,317)	83,243	0	172,770	221,696	194,853	346,551	(229,707)	(381,405)	(159,709)	2,639,082	2,479,373
Large Cap Growth Portfolio	(114,494)	(376,906)	0	612,314	120,914	698,853	997,262	(2,087,473)	(2,385,882)	(2,264,968)	9,811,501	7,546,533
Mid Cap Portfolio	(160,223)	468,553	881,192	(732,405)	457,117	1,300,357	1,047,981	(1,236,647)	(984,271)	(527,154)	11,920,649	11,393,495
Select Value Portfolio	17,094	(17,029)	0	95,744	95,809	384,913	473,305	(449,412)	(537,804)	(441,995)	3,472,060	3,030,065
Technology & Communications Portfolio	(196,059)	529,343	0	738,547	1,071,831	1,574,152	1,638,276	(1,580,743)	(1,644,867)	(573,036)	15,414,717	14,841,681
Strong Funds:
Mid Cap Growth Fund II (****)	(31,650)	1,710,404	0	(2,181,037)	(502,283)	247,413	391,704	(8,300,153)	(8,444,444)	(8,946,727)	8,946,727	0
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	(13,301)	114,798	0	265,628	367,125	49,035	196,915	(147,115)	(294,995)	72,130	1,345,928	1,418,058
Core Plus Fixed Income Portfolio	323,531	147,311	110,326	(165,500)	415,668	1,578,527	2,302,672	703,671	(20,474)	395,194	15,181,764	15,576,958
Mid Cap Value Portfolio	(99,851)	197,541	132,629	749,642	979,961	1,076,002	1,353,873	1,489,761	1,211,890	2,191,851	8,369,609	10,561,460
U.S. Real Estate Portfolio	(29,450)	818,084	425,149	1,110,879	2,324,662	1,929,921	1,797,721	530,685	662,885	2,987,547	14,673,515	17,661,062
Value Portfolio	(5,113)	219,467	681,332	(484,879)	410,807	1,203,876	1,609,362	1,180,343	774,857	1,185,664	11,405,065	12,590,729
Timothy Partners, Ltd.:
Small-Cap VS	(69,381)	159,115	373,708	(595,828)	(132,386)	169,672	609,932	(106,512)	(546,772)	(679,158)	5,565,025	4,885,867
Conservative Growth VS	(76,397)	131,987	15,240	184,968	255,798	635,746	708,034	(65,078)	(137,366)	118,432	6,398,513	6,516,945
Strategic Growth VS	(104,338)	244,992	126,857	48,704	316,215	774,173	336,169	(589,210)	(151,206)	165,009	7,410,431	7,575,440
Oppenheimer Variable Account Funds:
Balanced Fund	(15,131)	(3,074)	19,359	66,146	67,300	431,967	147,440	2,850,991	3,135,518	3,202,818	61,947	3,264,765
Capital Appreciation Fund	(5,190)	(24)	0	45,059	39,845	124,232	10,936	783,659	896,955	936,800	5,998	942,798
Main Street Fund	(9,341)	1,764	0	91,961	84,384	173,268	35,276	1,418,461	1,556,453	1,640,837	135,201	1,776,038
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	28,904	(9,295)	24,549	(46,628)	(2,470)	336,329	273,574	2,330,398	2,393,153	2,390,683	102,239	2,492,922
Total Return Portfolio — Administrative Class	28,340	(820)	28,322	(51,575)	4,267	136,302	59,304	1,966,502	2,043,500	2,047,767	6,315	2,054,082
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	(83,114)	103,766	0	1,092,119	1,112,771	501,604	690,135	7,380,247	7,191,716	8,304,487	0	8,304,487
Opportunity Fund II	(219,780)	882,898	0	264,577	927,695	1,503,463	1,817,741	(1,775,931)	(2,090,209)	(1,162,514)	16,764,948	15,602,434

Totals	$(1,184,033)	$2,426,557	$3,029,957	$21,123,149	$25,395,630	$44,546,565	$56,770,740	$(2,515,553)	$(14,739,728)	$10,655,902	$444,283,123	$454,939,025

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from January 1, 2005 to December 21, 2005 (fund close date).

(**) Period from January 1, 2005 to July 22, 2005 (fund close date).

(***) Period from April 8, 2005 (commencement of operations) to December 31, 2005.

(***) Period from January 1, 2005 to April 8, 2005 (fund close date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2004

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To (From)	Net Increase
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	of Period	of Period
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	$(15)	$0	$0	$483	$468	$0	$0	$27,876	$27,876	0	$28,344
Dynamics Fund	(8,251)	55,867	0	19,198	66,814	140,687	59,997	26,575	107,265	465,538	639,617
Core Equity Fund	(72,712)	(396,160)	0	811,632	342,760	1,279,394	1,685,259	(87,337)	(493,202)	13,426,983	13,276,541
Health Sciences Fund	(50,023)	20,043	0	234,908	204,928	956,418	508,831	244,064	691,651	3,044,989	3,941,568
High Yield Fund (**)	88,310	11,095	0	250,797	350,202	205,457	547,141	4,906,059	4,564,375	0	4,914,577
Financial Services	(12,152)	10,760	0	148,531	147,139	546,247	138,024	134,143	542,366	1,640,763	2,330,268
Small Cap Equity Fund (*)	0	0	0	2	2	213	0	275	488	0	490
Small Company Growth Fund	(17,696)	123,563	0	(32,421)	73,446	251,112	337,679	95,549	8,982	1,085,627	1,168,055
Total Return Fund	5,611	(17,203)	0	51,725	40,133	82,863	247,438	(19,750)	(184,325)	2,052,153	1,907,961
American Century Investments:
Large Company Value — Class I (*)	(104)	15	0	1,338	1,249	5,215	857	369,358	373,716	0	374,965
Mid Cap Value — Class I (*)	(72)	23	0	3,034	2,985	23	576	257,145	256,592	0	259,577
Ultra — Class I (*)	(5)	0	0	165	160	23	0	6,029	6,052	0	6,212
Vista — Class I (*)	(34)	1	0	1,201	1,168	151	14	50,274	50,411	0	51,579
Scudder VIT Funds:
EAFE Equity Index	33,429	143,411	0	412,504	589,344	258,638	741,348	997,980	515,270	3,062,736	4,167,350
Equity 500 Index	(4,458)	(79,548)	0	216,786	132,780	150,432	271,147	(24,065)	(144,780)	1,579,408	1,567,408
Small Cap Index	(46,788)	771,053	0	4,924	729,189	814,669	664,251	(1,285,993)	(1,135,575)	5,476,013	5,069,627
The Dreyfus Variable Investment Fund:
Appreciation Portfolio	45,781	(126,400)	0	532,905	452,286	1,507,464	976,669	690,390	1,221,185	11,760,396	13,433,867
Growth and Income Portfolio	(10,214)	(210,166)	0	620,984	400,604	829,169	847,319	749,775	731,625	6,415,260	7,547,489
Money Market Portfolio	(42,727)	0	0	0	(42,727)	2,236,998	8,558,490	(626,568)	(6,948,060)	13,271,818	6,281,031
Developing Leaders Portfolio	(146,068)	274,652	0	1,044,009	1,172,593	1,726,325	1,574,794	46,996	198,527	11,857,311	13,228,431
Technology Growth Portfolio (*)	(30)	(1,087)	0	(7)	(1,124)	8	40,835	44,181	3,354	0	2,230
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	(93,747)	(593,446)	0	1,108,572	421,379	1,064,398	858,315	(347,987)	(141,904)	9,215,456	9,494,931
Stock Index Fund	245,753	(1,294,546)	0	6,214,506	5,165,713	6,405,933	6,529,570	892,665	769,028	56,332,027	62,266,768
Invesco Variable Investment Funds, Inc.:
Invesco High Yield Fund	576,089	(63,910)	0	(375,470)	136,709	122,605	276,087	(8,728,502)	(8,881,984)	8,745,275	0
Janus Aspen Series:
Mid Cap Growth Portfolio	(230,928)	566,767	0	2,599,488	2,935,327	1,952,357	2,217,020	(439,363)	(704,026)	15,889,495	18,120,796
Balanced Portfolio	536,184	(808,685)	0	4,568,911	4,296,410	6,143,964	7,384,039	(1,107,825)	(2,347,900)	62,434,424	64,382,934
Capital Appreciation Portfolio	(143,814)	(918,571)	0	3,008,007	1,945,622	1,307,168	2,014,959	(423,110)	(1,130,901)	12,460,575	13,275,296
Growth Portfolio	(293,229)	(2,500,520)	0	3,440,680	646,931	2,813,383	2,690,770	(1,969,606)	(1,846,993)	24,642,701	23,442,639
Worldwide Growth Portfolio	(96,040)	1,011,487	0	(204,305)	711,142	2,654,949	3,431,992	(2,075,092)	(2,852,135)	25,392,287	23,251,294
Janus Aspen Select Series:
International Growth Portfolio	(43,538)	1,183,738	0	331,080	1,471,280	926,950	1,051,826	246,511	121,635	8,627,129	10,220,044
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	(35,993)	35,132	0	123,942	123,081	329,818	307,893	(131,938)	(110,013)	2,626,014	2,639,082
Large Cap Growth Portfolio	(131,828)	(776,345)	0	1,535,824	627,651	1,171,383	869,400	578,928	880,911	8,302,939	9,811,501
Mid Cap Portfolio	(138,944)	201,786	176,071	1,445,658	1,684,571	2,010,033	1,205,616	1,186,820	1,991,237	8,244,841	11,920,649
Select Value Portfolio	31,181	(172,681)	0	184,639	43,139	650,989	239,914	(335,007)	76,068	3,352,853	3,472,060
Technology & Communications Portfolio	(207,690)	22,808	0	851,608	666,726	2,358,198	1,769,338	(862,478)	(273,618)	15,021,609	15,414,717
Strong Funds:
Mid Cap Growth Fund II	(113,452)	273,088	0	1,221,087	1,380,723	1,247,336	1,013,191	(389,472)	(155,327)	7,721,331	8,946,727
Opportunity Fund II	(210,977)	528,885	0	1,987,313	2,305,221	1,894,691	1,722,172	1,555,496	1,728,015	12,731,712	16,764,948
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	(8,792)	(47,227)	0	301,895	245,876	80,508	190,798	(17,045)	(127,335)	1,227,387	1,345,928
Core Plus Fixed Income Portfolio	402,624	39,701	0	765	443,090	1,608,856	2,402,409	(204,647)	(998,200)	15,736,874	15,181,764
Mid Cap Value Portfolio	(98,822)	(17,987)	0	1,033,766	916,957	852,665	783,425	728,367	797,607	6,655,045	8,369,609
U.S. Real Estate Portfolio	70,665	338,805	166,341	2,923,499	3,499,310	1,720,751	929,379	655,938	1,447,310	9,726,895	14,673,515
Value Portfolio	33,764	(10,090)	236,502	1,204,658	1,464,834	1,032,996	1,158,800	2,450,472	2,324,668	7,615,563	11,405,065
Timothy Partners, Ltd.:
Small-Cap VS	(75,704)	114,103	0	465,222	503,621	235,583	345,067	(130,611)	(240,095)	5,301,499	5,565,025
Conservative Growth Fund VS	(67,683)	26,158	0	284,039	242,514	2,001,428	194,157	665,079	2,472,350	3,683,649	6,398,513
Strategic Growth Fund VS	(78,041)	156,895	0	343,875	422,729	3,076,496	181,400	(69,146)	2,825,950	4,161,752	7,410,431
Oppenheimer Variable Account Funds:
Balanced Fund (*)	(50)	0	0	1,241	1,191	140	0	60,616	60,756	0	61,947
Capital Appreciation Fund (*)	(1)	0	0	3	2	5,200	0	796	5,996	0	5,998
Main Street Fund (*)	(41)	2	0	261	222	0	286	135,265	134,979	0	135,201
PIMCO Variable Insurance Trust:											0
Real Return Portfolio — Administrative Class (*)	2,959	(7)	48	(2,373)	627	5,221	219	96,610	101,612	0	102,239
Total Return Portfolio — Administrative Class (*)	0	0	1	11	12	0	0	6,303	6,303	0	6,315

Totals	$(408,313)	$(2,124,741)	$578,963	$38,921,100	$36,967,009	$54,665,505	$56,968,711	$(1,369,007)	$(3,672,213)	410,988,327	$444,283,123

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2005
(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly-traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2005, the following investment options were available:
AIM Variable Investment Funds, Inc.:
•	Capital Development Fund

•	Dynamics Fund

•	Core Stock Fund

•	Global Health Care Fund

•	High Yield Fund

•	Financial Services Fund

•	Small Cap Equity Fund

•	Small Company Growth Fund
American Century Investments:
•	Large Company Value – Class I

•	Mid Cap Value – Class I

•	Ultra – Class I

•	Vista – Class I
Scudder VIT Funds:
•	Equity 500 Index

•	Small Cap Index
The Dreyfus Variable Investment Fund:
•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Developing Leaders Portfolio

•	Technology Growth Portfolio
Dreyfus Funds:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund
Janus Aspen Series – Institutional Shares:
•	Mid Cap Growth Portfolio

•	Balanced Portfolio

•	Forty Portfolio

•	Growth Portfolio

•	Worldwide Growth Portfolio

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(1)	ORGANIZATION — Continued
Janus Aspen Select Series – Service Shares:
•	International Growth Portfolio
Old Mutual Insurance Series Fund, Inc.:
•	Growth II Portfolio

•	Large Cap Growth Portfolio

•	Mid Cap Portfolio

•	Select Value Portfolio

•	Technology & Communications Portfolio
The Van Kampen Universal Institutional Funds, Inc.:
•	Emerging Markets Portfolio

•	Core Plus Fixed Income Portfolio

•	Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
Timothy Partners, Ltd.:
•	Small-Cap VS

•	Conservative Growth VS

•	Strategic Growth VS
Oppenheimer Variable Account Funds:
•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund
PIMCO Variable Insurance Trust:
•	Real Return Portfolio – Administrative Class

•	Total Return Portfolio – Administrative Class
Wells Fargo Advantage Variable Trust:
•	Discovery Fund II

•	Opportunity Fund II
The Wells Fargo Advantage Variable Trust Discovery Fund II subaccount was added to the Account effective April 8, 2005.

Strong Funds Mid Cap Growth Fund II subaccount was deleted from the Account effective April 8, 2005. Scudder VIT Funds EAFE Equity Index Fund subaccount was deleted from the Account effective July 22, 2005. AIM Variable Investment Funds, Inc. Total Return Fund subaccount was deleted from the Account effective December 21, 2005.

The Strong Funds Opportunity Fund II subaccount underwent a name change to Wells Fargo Advantage Variable Trust Opportunity Fund II as a result of the merger between Wells Fargo and Strong Funds. Janus Aspen Series – Institutional Shares Capital Appreciation Portfolio subaccount underwent a name change to Forty Portfolio. AIM Variable Investment Funds, Inc. Core Equity Fund subaccount underwent a name change to Core Stock Fund and Health Sciences Fund subaccount underwent a name change to Global Health Care Fund. PBHG Insurance Series Fund, Inc. underwent a name change to Old Mutual Insurance Series Fund, Inc.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Investments

Investments are stated at the net asset values of the respective portfolios, which present their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2005 Statement of Changes in Net Assets for applicable periods) December 31, 2005, are as follows:

	2005
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Investment Funds, Inc.:
Capital Development Fund	$264,832	$96,636
Dynamics Fund	80,800	102,845
Core Stock Fund	290,220	3,423,683
Global Health Care Fund	1,029,714	731,229
High Yield Fund	974,788	1,747,618
Financial Services Fund	468,987	488,213
Small Cap Equity Fund	195,923	7,131
Small Company Growth Fund	426,091	294,700
Total Return Fund	97,849	1,977,251
American Century Investments:
Large Company Value — Class I	1,162,734	430,666
Mid Cap Value — Class I	1,472,443	396,420
Ultra — Class I	425,051	89,022
Vista — Class I	978,407	190,580
Scudder VIT Funds:
EAFE Equity Index	667,686	4,768,505
Equity 500 Index	91,047	292,992
Small Cap Index	2,126,117	1,001,363
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,252,502	1,813,234
Growth and Income Portfolio	476,551	1,420,113
Money Market Portfolio	9,374,004	7,732,657
Developing Leaders Portfolio	1,149,593	1,442,685
Technology Growth Portfolio	591,979	236,409
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	315,224	1,620,177
Stock Index Fund	3,654,413	7,289,402
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,234,774	2,185,914
Balanced Portfolio	2,423,049	8,547,137
Forty Portfolio	1,988,872	1,494,869
Growth Portfolio	1,261,031	3,177,716
Worldwide Growth Portfolio	536,393	3,790,103
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	5,523,767	836,014
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	88,814	504,537
Large Cap Growth Portfolio	358,737	2,859,111
Mid Cap Portfolio	1,508,456	1,771,758
Select Value Portfolio	302,582	823,292
Technology & Communications Portfolio	320,797	2,161,724
Strong Funds:
Mid Cap Growth Fund II	93,871	8,569,964
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	33,471	341,766
Core Plus Fixed Income Portfolio	3,019,937	2,606,554
Mid Cap Value Portfolio	2,459,564	1,214,898
U.S. Real Estate Portfolio	3,201,379	2,142,796
Value Portfolio	3,180,577	1,729,499
Timothy Partners, Ltd.:
Small-Cap VS	533,393	775,839
Conservative Growth VS	607,876	806,397
Strategic Growth VS	842,791	971,477
Oppenheimer Variable Account Funds:
Balanced Fund	3,355,593	215,848
Capital Appreciation Fund	916,728	24,963
Main Street Fund	1,674,990	127,878
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	3,457,513	1,010,907
Total Return Portfolio — Administrative Class	2,195,836	95,673
Wells Fargo Advantage Variable Trust:
Discovery Fund II	8,747,049	1,638,446
Opportunity Fund II	562,081	2,872,072

	$77,996,876	$90,890,683

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2005:

1.65% Series Contracts	$411
1.50% Series Contracts	14,826
1.40% Series Contracts	6,078,357
1.25% Series Contracts	32,526
1.10% Series Contracts	26,193
0.95% Series Contracts	429
0.90% Series Contracts	0
0.75% Series Contracts	9,029

$6,161,771

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $629,743 for the year ended December 31, 2005.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
AIM Variable Investment Funds, Inc.:
Capital Development Fund - 1.40% series contract	2,721.825	23,155.900	9,417.838	16,459.887
Capital Development Fund - 1.25% series contract	0.000	1,389.067	0.000	1,389.067
Capital Development Fund - 1.10% series contract	0.000	1,034.844	26.661	1,008.183
Dynamics Fund - 1.50% series contract	100.281	31.180	0.487	130.974
Dynamics Fund - 1.40% series contract	77,529.977	12,893.013	14,526.879	75,896.111
Dynamics Fund - 0.95% series contract	23.763	36.517	0.000	60.280
Dynamics Fund - 0.75% series contract	63.240	48.305	0.000	111.545
Core Stock Fund - 1.50% series contract	3,544.581	63.261	3,607.842	0.000
Core Stock Fund - 1.40% series contract	1,041,727.524	86,916.227	326,587.946	802,055.805
Core Stock Fund - 1.25% series contract	1,093.056	119.221	0.000	1,212.277
Core Stock Fund - 1.10% series contract	4,449.809	411.988	923.795	3,938.002
Core Stock Fund - 0.75% series contract	236.876	119.618	49.261	307.233
Global Health Care Fund - 1.50% series contract	1,502.673	0.000	0.413	1,502.260
Global Health Care Fund - 1.40% series contract	382,011.757	133,159.608	109,769.270	405,402.095
Global Health Care Fund - 1.25% series contract	577.604	5,302.709	172.777	5,707.536
Global Health Care Fund - 1.10% series contract	727.654	220.396	0.000	948.050
Global Health Care Fund - 0.95% series contract	77.557	125.240	0.000	202.797
Global Health Care Fund - 0.75% series contract	3,984.789	4,222.265	366.132	7,840.922
High Yield Fund - 1.50% series contract	1,233.507	6.838	235.786	1,004.559
High Yield Fund - 1.40% series contract	449,939.142	120,888.993	219,942.587	350,885.548
High Yield Fund - 1.25% series contract	4,991.698	838.335	198.257	5,631.776
High Yield Fund - 1.10% series contract	214.851	15.545	0.000	230.396
High Yield Fund - 0.95% series contract	43.918	71.843	0.000	115.761
High Yield Fund - 0.75% series contract	774.713	363.838	0.000	1,138.551
Financial Services Fund - 1.50% series contract	1,368.437	42.855	520.209	891.083
Financial Services Fund - 1.40% series contract	208,252.570	50,159.515	59,748.932	198,663.153
Financial Services Fund - 1.25% series contract	645.378	4,503.222	158.520	4,990.080
Financial Services Fund - 1.10% series contract	256.950	1,288.507	162.381	1,383.076
Financial Services Fund - 0.95% series contract	28.405	47.246	0.000	75.651
Financial Services Fund - 0.75% series contract	296.508	2,619.541	259.405	2,656.644
Small Cap Equity Fund - 1.40% series contract	48.134	17,672.768	2,193.653	15,527.249
Small Cap Equity Fund - 1.25% series contract	0.000	2,705.709	0.000	2,705.709
Small Cap Equity Fund - 1.10% series contract	0.000	559.580	0.000	559.580
Small Company Growth Fund - 1.50% series contract	68.639	144.401	0.860	212.180
Small Company Growth Fund - 1.40% series contract	123,848.236	61,683.940	44,079.133	141,453.043
Small Company Growth Fund - 1.25% series contract	4,052.002	861.727	1,620.396	3,293.333
Small Company Growth Fund - 1.10% series contract	388.008	77.376	0.000	465.384
Small Company Growth Fund - 0.75% series contract	3,181.463	658.540	612.232	3,227.771
Total Return Fund - 1.40% series contract	176,343.180	7,364.330	183,707.510	0.000
Total Return Fund - 1.10% series contract	3,768.034	15.903	3,783.937	0.000
American Century Investments:
Large Company Value — Class I - 1.40% series contract	36,701.792	110,356.901	47,674.152	99,384.541
Large Company Value — Class I - 1.25% series contract	0.000	5,867.404	0.000	5,867.404
Large Company Value — Class I - 1.10% series contract	0.000	82.915	0.000	82.915
Mid Cap Value — Class I - 1.50% series contract	0.000	29.253	22.547	6.706
Mid Cap Value — Class I - 1.40% series contract	24,970.228	135,436.181	46,030.334	114,376.075
Mid Cap Value — Class I - 1.25% series contract	0.000	7,829.047	13.767	7,815.280
Mid Cap Value — Class I - 1.10% series contract	0.000	132.931	0.000	132.931
Mid Cap Value — Class I - 0.75% series contract	0.000	23.011	0.000	23.011
Ultra — Class I - 1.50% series contract	0.000	953.838	0.669	953.169
Ultra — Class I - 1.40% series contract	598.086	42,456.201	10,439.272	32,615.015
Ultra — Class I - 1.25% series contract	0.000	143.364	0.000	143.364
Ultra — Class I - 0.95% series contract	0.000	411.819	0.000	411.819
Ultra — Class I - 0.75% series contract	0.000	4.188	0.000	4.188
Vista — Class I - 1.40% series contract	4,938.285	103,323.964	28,481.955	79,780.294
Vista — Class I - 1.25% series contract	0.000	1,175.812	0.064	1,175.748
Vista — Class I - 0.95% series contract	21.514	0.000	0.000	21.514
Vista — Class I - 0.75% series contract	0.000	8.772	0.000	8.772
Scudder VIT Funds:
EAFE Equity Index Fund - 1.50% series contract	119.766	22.128	141.894	0.000
EAFE Equity Index Fund - 1.40% series contract	477,210.842	97,617.302	574,828.144	0.000
EAFE Equity Index Fund - 1.10% series contract	785.892	265.105	1,050.997	0.000
EAFE Equity Index Fund - 0.95% series contract	59.751	0.000	59.751	0.000
EAFE Equity Index Fund - 0.75% series contract	17.367	2,041.461	2,058.828	0.000
Equity 500 Index Fund - 1.40% series contract	175,018.192	12,023.542	35,441.679	151,600.055
Equity 500 Index Fund - 1.10% series contract	1,841.196	273.075	3.694	2,110.577
Equity 500 Index Fund - 0.95% series contract	169.804	0.000	169.804	0.000
Small Cap Index Fund - 1.50% series contract	126.904	293.671	16.868	403.707
Small Cap Index Fund - 1.40% series contract	347,239.433	194,120.789	123,376.717	417,983.505
Small Cap Index Fund - 1.25% series contract	634.700	100.634	15.225	720.109
Small Cap Index Fund - 1.10% series contract	44.787	107.105	0.000	151.892
Small Cap Index Fund - 0.95% series contract	36.274	21.254	0.000	57.528
Small Cap Index Fund - 0.75% series contract	481.304	435.720	84.100	832.924

15

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
The Dreyfus Variable Investment Funds:
Appreciation Portfolio - 1.50% series contract	2,683.933	8.738	1,991.721	700.950
Appreciation Portfolio - 1.40% series contract	1,036,367.953	218,655.019	249,220.194	1,005,802.778
Appreciation Portfolio - 1.25% series contract	13,273.463	3,936.291	21.417	17,188.337
Appreciation Portfolio - 1.10% series contract	6,831.224	154.636	2,241.143	4,744.717
Appreciation Portfolio - 0.95% series contract	150.958	0.000	150.958	0.000
Appreciation Portfolio - 0.75% series contract	524.528	2,684.206	7.845	3,200.889
Growth & Income Portfolio - 1.50% series contract	15.504	11.437	0.749	26.192
Growth & Income Portfolio - 1.40% series contract	660,745.227	78,027.057	165,433.681	573,338.603
Growth & Income Portfolio - 1.25% series contract	11,571.700	1,254.351	22.156	12,803.895
Growth & Income Portfolio - 1.10% series contract	5,058.158	370.236	1,332.259	4,096.135
Growth & Income Portfolio - 0.75% series contract	2,110.774	2,520.157	57.615	4,573.316
Money Market Portfolio - 1.50% series contract	2,378.735	1,220.510	512.603	3,086.642
Money Market Portfolio - 1.40% series contract	5,458,310.932	9,356,219.385	8,061,197.851	6,753,332.466
Money Market Portfolio - 1.25% series contract	241.762	4,419.223	4,337.335	323.650
Money Market Portfolio - 1.10% series contract	4,618.151	35,732.633	0.000	40,350.784
Money Market Portfolio - 0.75% series contract	41,121.286	43,215.575	9,520.080	74,816.781
Developing Leaders Portfolio - 1.50% series contract	1,884.890	197.968	220.765	1,862.093
Developing Leaders Portfolio - 1.40% series contract	919,021.905	173,846.116	184,229.509	908,638.512
Developing Leaders Portfolio - 1.25% series contract	6,692.266	3,555.648	133.561	10,114.353
Developing Leaders Portfolio - 1.10% series contract	6,838.658	790.661	1,160.801	6,468.518
Developing Leaders Portfolio - 0.95% series contract	548.248	106.481	195.173	459.556
Developing Leaders Portfolio - 0.75% series contract	3,532.709	781.536	69.039	4,245.206
Technology Growth Portfolio - 1.40% series contract	198.889	57,431.261	25,529.592	32,100.558
Technology Growth Portfolio - 1.25% series contract	0.000	4,582.935	179.925	4,403.010
Technology Growth Portfolio - 0.95% series contract	20.730	0.000	0.000	20.730
Technology Growth Portfolio - 0.75% series contract	0.000	2.095	0.000	2.095
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	573.667	0.000	1.247	572.420
Socially Responsible Growth Fund, Inc. - 1.40% series contract	913,267.538	96,094.085	213,882.025	795,479.598
Socially Responsible Growth Fund, Inc. - 1.25% series contract	0.000	743.278	0.000	743.278
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,286.547	807.471	303.202	5,790.816
Socially Responsible Growth Fund, Inc. - 0.75% series contract	949.377	1,004.947	106.401	1,847.923
Stock Index Fund - 1.65% series contract	244.418	64.674	0.835	308.257
Stock Index Fund - 1.50% series contract	10,754.602	551.356	553.148	10,752.810
Stock Index Fund - 1.40% series contract	4,792,865.682	717,941.458	1,017,346.947	4,493,460.193
Stock Index Fund - 1.25% series contract	3,723.761	11,897.119	3,145.442	12,475.438
Stock Index Fund - 1.10% series contract	7,554.962	601.504	1,621.445	6,535.021
Stock Index Fund - 0.95% series contract	680.516	0.000	143.110	537.406
Stock Index Fund - 0.75% series contract	8,796.650	4,314.492	393.654	12,717.488
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio - 1.50% series contract	2,234.591	66.224	118.118	2,182.697
Mid Cap Growth Portfolio - 1.40% series contract	1,246,239.904	187,336.222	240,883.547	1,192,692.579
Mid Cap Growth Portfolio - 1.25% series contract	0.000	4,489.655	1,460.195	3,029.460
Mid Cap Growth Portfolio - 1.10% series contract	18,555.090	893.617	1,293.807	18,154.900
Mid Cap Growth Portfolio - 0.95% series contract	251.906	30.687	108.402	174.191
Mid Cap Growth Portfolio - 0.75% series contract	836.499	1,765.708	325.331	2,276.876
Balanced Portfolio - 1.65% series contract	579.214	45.257	1.458	623.013
Balanced Portfolio - 1.50% series contract	9,505.263	401.326	2,542.073	7,364.516
Balanced Portfolio - 1.40% series contract	3,596,278.746	361,902.103	733,226.361	3,224,954.488
Balanced Portfolio - 1.25% series contract	28,575.277	5,308.185	3,143.993	30,739.469
Balanced Portfolio - 1.10% series contract	13,350.072	1,552.597	3,512.860	11,389.809
Balanced Portfolio - 0.95% series contract	171.888	0.000	132.164	39.724
Balanced Portfolio - 0.75% series contract	2,476.146	2,176.757	361.855	4,291.048
Forty Portfolio - 1.50% series contract	5,783.288	1,693.954	2,287.825	5,189.417
Forty Portfolio - 1.40% series contract	1,369,066.381	328,144.677	275,888.525	1,421,322.533
Forty Portfolio - 1.25% series contract	7,843.530	3,381.729	131.916	11,093.343
Forty Portfolio - 1.10% series contract	9,080.188	2.725	157.915	8,924.998
Forty Portfolio - 0.95% series contract	369.844	14.933	160.145	224.632
Forty Portfolio - 0.75% series contract	4,108.809	3,800.850	511.749	7,397.910
Growth Portfolio - 1.50% series contract	3,242.404	1,335.904	1,295.294	3,283.014
Growth Portfolio - 1.40% series contract	1,963,661.008	268,773.162	416,092.707	1,816,341.463
Growth Portfolio - 1.25% series contract	5,388.088	3,474.954	0.000	8,863.042
Growth Portfolio - 1.10% series contract	12,071.718	572.211	525.722	12,118.207
Growth Portfolio - 0.95% series contract	128.720	0.000	128.720	0.000
Growth Portfolio - 0.75% series contract	2,368.105	780.437	994.943	2,153.599

16

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
Janus Aspen Series Institutional Shares:
Worldwide Growth Portfolio - 1.50% series contract	2,503.457	70.478	233.105	2,340.830
Worldwide Growth Portfolio - 1.40% series contract	1,892,337.612	170,847.210	440,739.670	1,622,445.152
Worldwide Growth Portfolio - 1.25% series contract	18,261.241	2,050.699	2,445.980	17,865.960
Worldwide Growth Portfolio - 1.10% series contract	10,895.424	294.403	1,342.152	9,847.675
Worldwide Growth Portfolio - 0.95% series contract	292.617	25.033	136.772	180.878
Worldwide Growth Portfolio - 0.75% series contract	2,190.387	471.459	90.113	2,571.733
Janus Aspen Select Series — Service Shares:
International Growth Portfolio - 1.50% series contract	896.152	430.831	126.450	1,200.533
International Growth Portfolio - 1.40% series contract	681,071.772	442,201.455	156,698.093	966,575.134
International Growth Portfolio - 1.25% series contract	11,536.669	2,643.117	173.606	14,006.180
International Growth Portfolio - 1.10% series contract	11,182.362	337.736	887.288	10,632.810
International Growth Portfolio - 0.95% series contract	22.784	34.083	0.000	56.867
International Growth Portfolio - 0.75% series contract	7.075	1,479.264	0.000	1,486.339
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio - 1.50% series contract	1,204.913	197.158	60.030	1,342.041
Growth II Portfolio - 1.40% series contract	304,965.126	24,178.907	68,914.597	260,229.436
Growth II Portfolio - 1.10% series contract	2,089.029	39.671	0.000	2,128.700
Growth II Portfolio - 0.95% series contract	109.120	16.917	0.000	126.037
Growth II Portfolio - 0.75% series contract	57.413	36.854	37.453	56.814
Large Cap Growth Portfolio - 1.65% series contract	209.587	59.032	0.727	267.892
Large Cap Growth Portfolio - 1.50% series contract	733.837	168.112	377.384	524.565
Large Cap Growth Portfolio - 1.40% series contract	680,505.488	67,687.263	240,693.258	507,499.493
Large Cap Growth Portfolio - 1.25% series contract	2,581.256	232.573	1,349.678	1,464.151
Large Cap Growth Portfolio - 1.10% series contract	5,697.210	156.204	381.230	5,472.184
Large Cap Growth Portfolio - 0.95% series contract	345.406	0.000	298.567	46.839
Large Cap Growth Portfolio - 0.75% series contract	2,440.765	200.172	1,525.269	1,115.668
Mid — Cap Portfolio - 1.50% series contract	3,993.478	73.134	1.514	4,065.098
Mid — Cap Portfolio - 1.40% series contract	925,589.961	120,311.872	196,605.256	849,296.577
Mid — Cap Portfolio - 1.25% series contract	12,810.700	1,269.430	4,762.197	9,317.933
Mid — Cap Portfolio - 1.10% series contract	2,414.681	39.150	501.749	1,952.082
Mid — Cap Portfolio - 0.75% series contract	5,192.812	1,944.047	759.527	6,377.332
Select Value Portfolio - 1.50% series contract	1,380.301	336.389	78.036	1,638.654
Select Value Portfolio - 1.40% series contract	417,568.527	56,910.852	117,211.776	357,267.603
Select Value Portfolio - 1.25% series contract	9,646.260	860.619	3,307.178	7,199.701
Select Value Portfolio - 1.10% series contract	466.386	0.000	0.000	466.386
Select Value Portfolio - 0.95% series contract	38.597	62.756	0.000	101.353
Select Value Portfolio - 0.75% series contract	5,103.344	531.682	4,528.691	1,106.335
Technology & Communications Portfolio - 1.50% series contract	1,058.544	37.848	1.996	1,094.396
Technology & Communications Portfolio - 1.40% series contract	2,141,984.364	256,230.903	495,433.791	1,902,781.476
Technology & Communications Portfolio - 1.10% series contract	14,309.514	466.713	3,092.123	11,684.104
Technology & Communications Portfolio - 0.95% series contract	552.226	93.199	110.054	535.371
Technology & Communications Portfolio - 0.75% series contract	3,064.262	842.252	305.763	3,600.751
Strong Funds:
Mid Cap Growth Fund II - 1.50% series contract	29.045	0.000	29.045	0.000
Mid Cap Growth Fund II - 1.40% series contract	628,908.462	67,636.900	696,545.362	0.000
Mid Cap Growth Fund II - 1.25% series contract	106.267	21.374	127.641	0.000
Mid Cap Growth Fund II - 1.10% series contract	6,246.605	58.568	6,305.173	0.000
Mid Cap Growth Fund II - 0.95% series contract	25.023	0.000	25.023	0.000
Mid Cap Growth Fund II - 0.75% series contract	6,026.388	384.570	6,410.958	0.000
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Equity Portfolio - 1.40% series contract	130,531.503	4,941.790	31,726.294	103,746.999
Emerging Markets Equity Portfolio - 1.10% series contract	1,898.095	52.019	0.000	1,950.114
Core Plus Fixed Income Portfolio - 1.50% series contract	3,763.472	1,050.723	348.753	4,465.442
Core Plus Fixed Income Portfolio - 1.40% series contract	1,040,814.398	297,030.150	306,680.998	1,031,163.550
Core Plus Fixed Income Portfolio - 1.25% series contract	12,598.333	5,562.709	30.723	18,130.319
Core Plus Fixed Income Portfolio - 1.10% series contract	5,455.212	199.010	1,144.065	4,510.157
Core Plus Fixed Income Portfolio - 0.75% series contract	2,009.888	3,514.349	381.740	5,142.497
Mid-Cap Value Portfolio - 1.65% series contract	421.176	0.000	0.906	420.270
Mid-Cap Value Portfolio - 1.50% series contract	1,490.867	1,195.267	805.175	1,880.959
Mid-Cap Value Portfolio - 1.40% series contract	467,487.388	192,157.714	128,911.261	530,733.841
Mid-Cap Value Portfolio - 1.25% series contract	1,040.735	3,778.858	2,371.075	2,448.518
Mid-Cap Value Portfolio - 1.10% series contract	4,302.132	1,445.842	521.680	5,226.294
Mid-Cap Value Portfolio - 0.75% series contract	1,952.421	812.061	28.009	2,736.473
U.S. Real Estate Portfolio - 1.50% series contract	782.152	13.240	207.648	587.744
U.S. Real Estate Portfolio - 1.40% series contract	618,052.255	182,813.424	162,593.978	638,271.701
U.S. Real Estate Portfolio - 1.25% series contract	2,468.640	2,593.173	79.290	4,982.523
U.S. Real Estate Portfolio - 1.10% series contract	4,374.554	2,771.324	831.510	6,314.368
U.S. Real Estate Portfolio - 0.95% series contract	115.611	51.257	0.000	166.868
U.S. Real Estate Portfolio - 0.75% series contract	2,205.295	2,406.487	4.862	4,606.920

17

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
The Van Kampen Universal Institutional Funds, Inc.:
Value Portfolio - 1.50% series contract	1,221.823	1,765.663	2,094.124	893.362
Value Portfolio - 1.40% series contract	807,191.172	278,274.293	222,076.005	863,389.460
Value Portfolio - 1.25% series contract	33.943	1,679.250	1,231.190	482.003
Value Portfolio - 1.10% series contract	5,717.704	939.016	58.546	6,598.174
Value Portfolio - 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio - 0.75% series contract	1,612.617	482.088	0.000	2,094.705
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	782.093	0.000	0.250	781.843
Small-Cap VS - 1.40% series contract	310,246.389	17,020.252	49,485.827	277,780.814
Small-Cap VS - 1.10% series contract	2,782.088	120.345	444.514	2,457.919
Small-Cap VS - 0.75% series contract	565.694	173.815	0.000	739.509
Conservative Growth Fund VS - 1.50% series contract	4,590.387	39.269	222.635	4,407.021
Conservative Growth Fund VS - 1.40% series contract	586,564.485	72,272.060	86,227.182	572,609.363
Conservative Growth Fund VS - 1.25% series contract	619.421	237.516	0.000	856.937
Conservative Growth Fund VS - 1.10% series contract	175.420	0.000	162.002	13.418
Conservative Growth Fund VS - 0.75% series contract	133.936	2,529.119	0.000	2,663.055
Strategic Growth Fund VS - 1.50% series contract	590.905	68.350	518.775	140.480
Strategic Growth Fund VS - 1.40% series contract	687,211.128	88,952.492	102,944.836	673,218.784
Strategic Growth Fund VS - 0.75% series contract	70.404	65.200	2.852	132.752
Oppenheimer Variable Account Funds:
Balanced Fund - 1.50% series contract	3,000.955	2,905.377	19.432	5,886.900
Balanced Fund - 1.40% series contract	3,001.731	325,177.656	34,480.061	293,699.326
Balanced Fund - 1.25% series contract	0.000	6,792.972	0.019	6,792.953
Balanced Fund - 1.10% series contract	0.000	1,006.604	0.119	1,006.485
Balanced Fund - 0.95% series contract	21.039	0.000	0.000	21.039
Balanced Fund - 0.75% series contract	0.000	2,458.961	0.000	2,458.961
Capital Appreciation Fund - 1.40% series contract	581.341	88,952.717	3,813.889	85,720.169
Capital Appreciation Fund - 1.10% series contract	0.000	453.514	0.000	453.514
Capital Appreciation Fund - 0.75% series contract	0.000	1,989.469	0.000	1,989.469
Main Street Fund - 1.50% series contract	0.000	723.894	0.000	723.894
Main Street Fund - 1.40% series contract	13,062.128	165,965.576	17,642.907	161,384.797
Main Street Fund - 1.25% series contract	0.000	929.864	0.000	929.864
Main Street Fund - 1.10% series contract	0.000	1,160.095	23.836	1,136.259
Main Street Fund - 0.75% series contract	0.000	24.847	0.000	24.847
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class - 1.50% series contract	0.000	1,087.656	0.000	1,087.656
Real Return Portfolio — Administrative Class - 1.40% series contract	10,066.473	343,424.932	113,090.261	240,401.144
Real Return Portfolio — Administrative Class - 1.10% series contract	0.000	2,319.296	4.501	2,314.795
Total Return Portfolio — Administrative Class - 1.50% series contract	0.000	1,094.555	0.000	1,094.555
Total Return Portfolio — Administrative Class - 1.40% series contract	627.100	221,102.200	22,252.814	199,476.486
Total Return Portfolio — Administrative Class - 1.25% series contract	0.000	879.659	0.000	879.659
Total Return Portfolio — Administrative Class - 1.10% series contract	0.000	453.298	0.024	453.274
Total Return Portfolio — Administrative Class - 0.75% series contract	0.000	3.738	0.000	3.738
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.50% series contract	0.000	44.059	1.217	42.842
Discovery Fund II - 1.40% series contract	0.000	858,611.344	140,982.880	717,628.464
Discovery Fund II - 1.25% series contract	0.000	141.832	56.875	84.957
Discovery Fund II - 1.10% series contract	0.000	8,730.855	1,226.569	7,504.286
Discovery Fund II - 0.95% series contract	0.000	34.450	0.000	34.450
Discovery Fund II - 0.75% series contract	0.000	6,136.857	89.371	6,047.486
Opportunity Fund II - 1.50% series contract	5,165.373	348.650	622.659	4,891.364
Opportunity Fund II - 1.40% series contract	901,005.259	98,291.930	209,787.295	789,509.894
Opportunity Fund II - 1.25% series contract	7,719.494	467.761	5,116.737	3,070.518
Opportunity Fund II - 1.10% series contract	3,288.858	219.948	383.995	3,124.811
Opportunity Fund II - 0.95% series contract	18.010	0.000	0.000	18.010
Opportunity Fund II - 0.75% series contract	9,922.486	2,238.555	2,185.181	9,975.860

18

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2004	Purchased	Redeemed	12/31/2004
AIM Variable Insurance Funds:
Capital Development Fund - 1.40% series contract	0.000	2,721.825	0.000	2,721.825
Dynamics Fund - 1.50% series contract	64.658	36.156	0.533	100.281
Dynamics Fund - 1.40% series contract	63,086.332	46,906.549	32,462.904	77,529.977
Dynamics Fund - 1.10% series contract	0.000	154.371	154.371	0.000
Dynamics Fund - 0.95% series contract	0.000	25.332	1.569	23.763
Dynamics Fund - 0.90% series contract	7.139	138.520	145.659	0.000
Dynamics Fund - 0.75% series contract	57.208	75.080	69.048	63.240
Core Equity Fund - 1.50% series contract	2,957.600	598.203	11.222	3,544.581
Core Equity Fund - 1.40% series contract	1,079,564.320	197,437.641	235,274.437	1,041,727.524
Core Equity Fund - 1.25% series contract	1,023.185	69.871	0.000	1,093.056
Core Equity Fund - 1.10% series contract	7,710.659	1,414.656	4,675.506	4,449.809
Core Equity Fund - 0.90% series contract	1,249.958	164.899	1,414.857	0.000
Core Equity Fund - 0.75% series contract	138.231	98.645	0.000	236.876
Health Sciences Fund - 1.50% series contract	1,503.131	10.588	11.046	1,502.673
Health Sciences Fund - 1.40% series contract	311,542.224	176,944.657	106,475.124	382,011.757
Health Sciences Fund - 1.25% series contract	0.000	577.604	0.000	577.604
Health Sciences Fund - 1.10% series contract	552.891	1,610.276	1,435.513	727.654
Health Sciences Fund - 0.95% series contract	179.965	82.550	184.958	77.557
Health Sciences Fund - 0.90% series contract	1,325.870	274.532	1,600.402	0.000
Health Sciences Fund - 0.75% series contract	3,546.346	869.014	430.571	3,984.789
High Yield Fund - 1.50% series contract	0.000	1,234.290	0.783	1,233.507
High Yield Fund - 1.40% series contract	0.000	582,660.238	132,721.096	449,939.142
High Yield Fund - 1.25% series contract	0.000	5,198.887	207.189	4,991.698
High Yield Fund - 1.10% series contract	0.000	214.851	0.000	214.851
High Yield Fund - 0.95% series contract	0.000	43.918	0.000	43.918
High Yield Fund - 0.90% series contract	0.000	737.395	737.395	0.000
High Yield Fund - 0.75% series contract	0.000	774.713	0.000	774.713
Financial Services Fund - 1.50% series contract	876.436	501.493	9.492	1,368.437
Financial Services Fund - 1.40% series contract	157,061.561	80,348.272	29,157.263	208,252.570
Financial Services Fund - 1.25% series contract	600.821	44.557	0.000	645.378
Financial Services Fund - 1.10% series contract	38.751	251.944	33.745	256.950
Financial Services Fund - 0.95% series contract	0.000	30.316	1.911	28.405
Financial Services Fund - 0.75% series contract	506.763	209.619	419.874	296.508
Small Cap Equity Fund - 1.40% series contract	0.000	48.134	0.000	48.134
Small Company Growth Fund - 1.50% series contract	63.208	32.006	26.575	68.639
Small Company Growth Fund - 1.40% series contract	131,306.947	134,057.903	141,516.614	123,848.236
Small Company Growth Fund - 1.25% series contract	3,369.123	762.139	79.260	4,052.002
Small Company Growth Fund - 1.10% series contract	34.809	353.199	0.000	388.008
Small Company Growth Fund - 0.90% series contract	1.635	32.197	33.832	0.000
Small Company Growth Fund - 0.75% series contract	2,571.023	636.053	25.613	3,181.463
Total Return Fund - 1.40% series contract	189,787.694	12,099.247	25,543.761	176,343.180
Total Return Fund - 1.10% series contract	8,290.241	1,609.440	6,131.647	3,768.034
American Century Funds
Large Company Value I - 1.40% series contract	0.000	36,785.724	83.932	36,701.792
Mid Cap Value I - 1.40% series contract	0.000	25,025.661	55.433	24,970.228
Ultra I - 1.40% series contract	0.000	598.086	0.000	598.086
Vista I - 1.40% series contract	0.000	4,939.582	1.297	4,938.285
Vista I - 0.95% series contract	0.000	21.514	0.000	21.514
Scudder VIT Funds:
EAFE Equity Index - 1.50% series contract	63.986	2,946.091	2,890.311	119.766
EAFE Equity Index - 1.40% series contract	410,290.151	221,668.632	154,747.941	477,210.842
EAFE Equity Index - 1.10% series contract	1,041.280	269.384	524.772	785.892
EAFE Equity Index - 0.90% series contract	1,116.562	2,164.615	3,281.177	0.000
EAFE Equity Index - 0.95% series contract	59.751	0.000	0.000	59.751
EAFE Equity Index - 0.75% series contract	0.000	17.367	0.000	17.367
Equity 500 Index - 1.40% series contract	189,979.908	17,776.325	32,738.041	175,018.192
Equity 500 Index - 1.10% series contract	2,042.857	619.811	821.472	1,841.196
Equity 500 Index - 0.95% series contract	169.804	0.000	0.000	169.804
Equity 500 Index - 0.90% series contract	2,283.459	484.527	2,767.986	0.000
Small Cap Index - 1.50% series contract	127.064	0.000	0.160	126.904
Small Cap Index - 1.40% series contract	434,240.830	187,405.710	274,407.107	347,239.433
Small Cap Index - 1.25% series contract	613.862	104.192	83.354	634.700
Small Cap Index - 1.10% series contract	8.778	135.176	99.167	44.787
Small Cap Index - 0.90% series contract	1,637.748	581.591	2,219.339	0.000
Small Cap Index - 0.95% series contract	144.907	14.389	123.022	36.274
Small Cap Index - 0.75% series contract	370.115	117.176	5.987	481.304

19

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2004	Purchased	Redeemed	12/31/2004
The Dreyfus Variable Investment Fund:
Appreciation Portfolio - 1.50% series contract	2,743.369	57.438	116.874	2,683.933
Appreciation Portfolio - 1.40% series contract	936,025.635	225,860.735	125,518.417	1,036,367.953
Appreciation Portfolio - 1.25% series contract	10,260.940	3,131.641	119.118	13,273.463
Appreciation Portfolio - 1.10% series contract	8,455.513	2,020.540	3,644.829	6,831.224
Appreciation Portfolio - 0.95% series contract	150.958	0.000	0.000	150.958
Appreciation Portfolio - 0.90% series contract	2,923.121	1,165.287	4,088.408	0.000
Appreciation Portfolio - 0.75% series contract	637.550	348.402	461.424	524.528
Growth and Income Portfolio - 1.50% series contract	36.570	0.000	21.066	15.504
Growth and Income Portfolio - 1.40% series contract	594,854.140	241,494.228	175,603.141	660,745.227
Growth and Income Portfolio - 1.25% series contract	10,166.144	3,087.123	1,681.567	11,571.700
Growth and Income Portfolio - 1.10% series contract	4,344.521	2,239.049	1,525.412	5,058.158
Growth and Income Portfolio - 0.90% series contract	1,018.544	278.683	1,297.227	0.000
Growth and Income Portfolio - 0.75% series contract	1,683.104	488.686	61.016	2,110.774
Money Market Portfolio - 1.50% series contract	2,540.928	212.689	374.882	2,378.735
Money Market Portfolio - 1.40% series contract	11,398,828.937	11,805,454.690	17,745,972.695	5,458,310.932
Money Market Portfolio - 1.25% series contract	142.363	99.400	0.001	241.762
Money Market Portfolio - 1.10% series contract	9,040.873	4,218.677	8,641.399	4,618.151
Money Market Portfolio - 0.90% series contract	133,840.928	19,809.092	153,650.020	0.000
Money Market Portfolio - 0.75% series contract	30,543.174	11,216.774	638.662	41,121.286
Developing Leaders Portfolio - 1.50% series contract	1,500.700	1,336.106	951.916	1,884.890
Developing Leaders Portfolio - 1.40% series contract	898,484.551	209,328.629	188,791.275	919,021.905
Developing Leaders Portfolio - 1.25% series contract	5,322.133	1,751.260	381.127	6,692.266
Developing Leaders Portfolio - 1.10% series contract	9,249.068	2,746.784	5,157.194	6,838.658
Developing Leaders Portfolio - 0.95% series contract	491.205	57.935	0.892	548.248
Developing Leaders Portfolio - 0.90% series contract	5,775.857	1,007.816	6,783.673	0.000
Developing Leaders Portfolio - 0.75% series contract	2,861.914	768.446	97.651	3,532.709
Technology Growth Portfolio - 1.40% series contract	0.000	9,793.762	9,594.873	198.889
Technology Growth Portfolio - 0.95% series contract	0.000	20.730	0.000	20.730
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	574.951	0.000	1.284	573.667
Socially Responsible Growth Fund, Inc. - 1.40% series contract	925,266.631	150,184.926	162,184.019	913,267.538
Socially Responsible Growth Fund, Inc. - 1.10% series contract	4,815.599	1,150.617	679.669	5,286.547
Socially Responsible Growth Fund, Inc. - 0.90% series contract	4,333.000	624.093	4,957.093	0.000
Socially Responsible Growth Fund, Inc. - 0.75% series contract	968.674	525.704	545.001	949.377
Stock Index Fund - 1.65% series contract	175.894	69.420	0.896	244.418
Stock Index Fund - 1.50% series contract	10,627.818	641.647	514.863	10,754.602
Stock Index Fund - 1.40% series contract	4,670,251.024	831,087.470	708,472.812	4,792,865.682
Stock Index Fund - 1.25% series contract	2,960.789	774.494	11.522	3,723.761
Stock Index Fund - 1.10% series contract	9,003.839	3,418.423	4,867.300	7,554.962
Stock Index Fund - 0.95% series contract	680.516	0.000	0.000	680.516
Stock Index Fund - 0.90% series contract	73,399.535	6,556.947	79,956.482	0.000
Stock Index Fund - 0.75% series contract	7,635.158	1,783.478	621.986	8,796.650
Invesco Variable Investment Funds, Inc.
High Yield Fund - 1.50% series contract	1,210.056	0.000	1,210.056	0.000
High Yield Fund - 1.40% series contract	859,221.923	68,252.685	927,474.608	0.000
High Yield Fund - 1.25% series contract	4,988.977	84.401	5,073.378	0.000
High Yield Fund - 1.10% series contract	188.060	7.057	195.117	0.000
High Yield Fund - 0.95% series contract	0.001	2.843	2.844	0.000
High Yield Fund - 0.90% series contract	755.565	28.476	784.041	0.000
High Yield Fund - 0.75% series contract	587.034	99.508	686.542	0.000
Janus Aspen Series:
Mid Cap Growth Portfolio - 1.50% series contract	2,739.816	1,063.268	1,568.493	2,234.591
Mid Cap Growth Portfolio - 1.40% series contract	1,291,553.100	210,034.920	255,348.116	1,246,239.904
Mid Cap Growth Portfolio - 1.10% series contract	21,025.289	4,972.935	7,443.134	18,555.090
Mid Cap Growth Portfolio - 0.95% series contract	218.778	34.044	0.916	251.906
Mid Cap Growth Portfolio - 0.90% series contract	9,670.762	1,921.364	11,592.126	0.000
Mid Cap Growth Portfolio - 0.75% series contract	612.357	224.523	0.381	836.499
Balanced Portfolio - 1.65% series contract	948.104	48.454	417.344	579.214
Balanced Portfolio - 1.50% series contract	10,198.846	878.299	1,571.882	9,505.263
Balanced Portfolio - 1.40% series contract	3,685,075.400	491,242.415	580,039.069	3,596,278.746
Balanced Portfolio - 1.25% series contract	25,172.606	4,937.181	1,534.510	28,575.277
Balanced Portfolio - 1.10% series contract	19,069.761	4,717.427	10,437.116	13,350.072
Balanced Portfolio - 0.95% series contract	171.888	0.000	0.000	171.888
Balanced Portfolio - 0.90% series contract	55,839.756	2,921.507	58,761.263	0.000
Balanced Portfolio - 0.75% series contract	2,154.381	637.018	315.253	2,476.146

20

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2004	Purchased	Redeemed	12/31/2004
Janus Aspen Series:
Capital Appreciation Portfolio - 1.50% series contract	6,352.318	1,911.992	2,481.022	5,783.288
Capital Appreciation Portfolio - 1.40% series contract	1,483,721.928	203,486.062	318,141.609	1,369,066.381
Capital Appreciation Portfolio - 1.25% series contract	6,761.170	1,235.679	153.319	7,843.530
Capital Appreciation Portfolio - 1.10% series contract	11,535.264	3,317.443	5,772.519	9,080.188
Capital Appreciation Portfolio - 0.95% series contract	340.749	29.095	0.000	369.844
Capital Appreciation Portfolio - 0.90% series contract	15,170.725	3,115.646	18,286.371	0.000
Capital Appreciation Portfolio - 0.75% series contract	3,673.250	934.124	498.565	4,108.809
Growth Portfolio - 1.50% series contract	3,520.817	1,466.415	1,744.828	3,242.404
Growth Portfolio - 1.40% series contract	2,117,639.460	318,306.455	472,284.907	1,963,661.008
Growth Portfolio - 1.25% series contract	5,531.696	727.508	871.116	5,388.088
Growth Portfolio - 1.10% series contract	17,617.840	3,909.087	9,455.209	12,071.718
Growth Portfolio - 0.95% series contract	128.720	0.000	0.000	128.720
Growth Portfolio - 0.90% series contract	6,765.629	1,344.500	8,110.129	0.000
Growth Portfolio - 0.75% series contract	2,297.375	675.606	604.876	2,368.105
Worldwide Growth Portfolio - 1.50% series contract	2,809.923	1,326.869	1,633.335	2,503.457
Worldwide Growth Portfolio - 1.40% series contract	2,099,555.231	264,450.015	471,667.634	1,892,337.612
Worldwide Growth Portfolio - 1.25% series contract	17,208.944	2,247.258	1,194.961	18,261.241
Worldwide Growth Portfolio - 1.10% series contract	14,464.542	3,049.693	6,618.811	10,895.424
Worldwide Growth Portfolio - 0.95% series contract	277.111	16.545	1.039	292.617
Worldwide Growth Portfolio - 0.90% series contract	46,144.266	5,977.212	52,121.478	0.000
Worldwide Growth Portfolio - 0.75% series contract	2,169.871	512.618	492.102	2,190.387
Janus Aspen Select Series:
International Growth Portfolio - 1.50% series contract	1,184.660	197.056	485.564	896.152
International Growth Portfolio - 1.40% series contract	669,789.197	495,706.962	484,424.387	681,071.772
International Growth Portfolio - 1.25% series contract	9,400.966	2,402.511	266.808	11,536.669
International Growth Portfolio - 1.10% series contract	15,388.121	2,983.964	7,189.723	11,182.362
International Growth Portfolio - 0.95% series contract	0.000	140.746	117.962	22.784
International Growth Portfolio - 0.90% series contract	1,862.207	848.214	2,710.421	0.000
International Growth Portfolio - 0.75% series contract	0.000	7.073	-0.002	7.075
PBHG Insurance Series Fund, Inc:
Growth II Portfolio - 1.50% series contract	1,021.618	227.441	44.146	1,204.913
Growth II Portfolio - 1.40% series contract	317,820.223	50,376.104	63,231.201	304,965.126
Growth II Portfolio - 1.10% series contract	2,127.346	425.285	463.602	2,089.029
Growth II Portfolio - 0.95% series contract	109.550	30.463	30.893	109.120
Growth II Portfolio - 0.90% series contract	1,534.127	291.195	1,825.322	0.000
Growth II Portfolio - 0.75% series contract	24.975	32.439	0.001	57.413
Large Cap Growth Portfolio - 1.65% series contract	149.392	60.960	0.765	209.587
Large Cap Growth Portfolio - 1.50% series contract	659.261	189.768	115.192	733.837
Large Cap Growth Portfolio - 1.40% series contract	617,461.763	225,672.126	162,628.401	680,505.488
Large Cap Growth Portfolio - 1.25% series contract	2,296.222	285.037	0.003	2,581.256
Large Cap Growth Portfolio - 1.10% series contract	5,597.758	2,195.975	2,096.523	5,697.210
Large Cap Growth Portfolio - 0.95% series contract	345.406	0.000	0.000	345.406
Large Cap Growth Portfolio - 0.90% series contract	1,309.310	259.037	1,568.347	0.000
Large Cap Growth Portfolio - 0.75% series contract	1,932.550	597.038	88.823	2,440.765
Mid Cap Portfolio - 1.50% series contract	3,910.279	84.879	1.680	3,993.478
Mid Cap Portfolio - 1.40% series contract	741,933.320	409,820.881	226,164.240	925,589.961
Mid Cap Portfolio - 1.25% series contract	10,347.112	3,158.192	694.604	12,810.700
Mid Cap Portfolio - 1.10% series contract	3,052.005	1,530.204	2,167.528	2,414.681
Mid Cap Portfolio - 0.90% series contract	6,439.506	328.394	6,767.900	0.000
Mid Cap Portfolio - 0.75% series contract	4,311.391	973.630	92.209	5,192.812
Select Value Portfolio - 1.50% series contract	1,018.770	363.918	2.387	1,380.301
Select Value Portfolio - 1.40% series contract	402,147.263	170,245.095	154,823.831	417,568.527
Select Value Portfolio - 1.25% series contract	17,763.026	1,140.916	9,257.682	9,646.260
Select Value Portfolio - 1.10% series contract	431.539	175.215	140.368	466.386
Select Value Portfolio - 0.95% series contract	0.000	41.187	2.590	38.597
Select Value Portfolio - 0.90% series contract	34.692	0.000	34.692	0.000
Select Value Portfolio - 0.75% series contract	3,871.861	1,284.827	53.344	5,103.344
Technology & Communications Portfolio - 1.50% series contract	1,019.648	41.027	2.131	1,058.544
Technology & Communications Portfolio - 1.40% series contract	2,169,043.606	536,280.173	563,339.415	2,141,984.364
Technology & Communications Portfolio - 1.10% series contract	19,260.743	5,626.497	10,577.726	14,309.514
Technology & Communications Portfolio - 0.95% series contract	714.093	84.523	246.390	552.226
Technology & Communications Portfolio - 0.90% series contract	17,248.651	4,207.766	21,456.417	0.000
Technology & Communications Portfolio - 0.75% series contract	2,295.268	876.768	107.774	3,064.262

21

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(6)	CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2004	Purchased	Redeemed	12/31/2004
Strong Funds:
Mid Cap Growth Fund II - 1.50% series contract	38.648	0.000	9.603	29.045
Mid Cap Growth Fund II - 1.40% series contract	626,038.511	127,256.610	124,386.659	628,908.462
Mid Cap Growth Fund II - 1.25% series contract	20.835	85.437	0.005	106.267
Mid Cap Growth Fund II - 1.10% series contract	5,261.753	1,993.755	1,008.903	6,246.605
Mid Cap Growth Fund II - 0.95% series contract	25.023	0.000	0.000	25.023
Mid Cap Growth Fund II - 0.90% series contract	17,364.525	2,424.812	19,789.337	0.000
Mid Cap Growth Fund II - 0.75% series contract	4,900.443	1,284.414	158.469	6,026.388
Opportunity Fund II - 1.50% series contract	5,217.910	288.953	341.490	5,165.373
Opportunity Fund II - 1.40% series contract	786,599.201	300,551.263	186,145.205	901,005.259
Opportunity Fund II - 1.25% series contract	2,088.017	5,635.702	4.225	7,719.494
Opportunity Fund II - 1.10% series contract	3,558.540	1,063.697	1,333.379	3,288.858
Opportunity Fund II - 0.95% series contract	122.236	0.801	105.027	18.010
Opportunity Fund II - 0.90% series contract	16,382.234	954.508	17,336.742	0.000
Opportunity Fund II - 0.75% series contract	8,493.339	1,992.357	563.210	9,922.486
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio - 1.40% series contract	143,001.695	11,307.760	23,777.952	130,531.503
Emerging Markets Portfolio - 1.10% series contract	2,153.254	153.422	408.581	1,898.095
Emerging Markets Portfolio - 0.95% series contract	0.002	0.000	0.002	0.000
Emerging Markets Portfolio - 0.90% series contract	1,010.070	105.892	1,115.962	0.000
Core Plus Fixed Income Portfolio - 1.50% series contract	4,004.390	34.837	275.755	3,763.472
Core Plus Fixed Income Portfolio - 1.40% series contract	1,111,500.860	248,871.679	319,558.141	1,040,814.398
Core Plus Fixed Income Portfolio - 1.25% series contract	11,072.438	2,182.350	656.455	12,598.333
Core Plus Fixed Income Portfolio - 1.10% series contract	5,899.268	2,353.260	2,797.316	5,455.212
Core Plus Fixed Income Portfolio - 0.90% series contract	1,753.649	704.624	2,458.273	0.000
Core Plus Fixed Income Portfolio - 0.75% series contract	1,396.144	699.321	85.577	2,009.888
Mid Cap Value Portfolio - 1.65% series contract	0.000	421.176	0.000	421.176
Mid Cap Value Portfolio - 1.50% series contract	1,480.972	731.063	721.168	1,490.867
Mid Cap Value Portfolio - 1.40% series contract	417,352.873	137,483.351	87,348.836	467,487.388
Mid Cap Value Portfolio - 1.25% series contract	882.716	158.023	0.004	1,040.735
Mid Cap Value Portfolio - 1.10% series contract	3,927.983	1,581.996	1,207.847	4,302.132
Mid Cap Value Portfolio - 0.95% series contract	113.080	0.000	113.080	0.000
Mid Cap Value Portfolio - 0.90% series contract	3,535.862	654.475	4,190.337	0.000
Mid Cap Value Portfolio - 0.75% series contract	1,518.257	434.164	0.000	1,952.421
U.S. Real Estate Portfolio - 1.50% series contract	958.761	0.000	176.609	782.152
U.S. Real Estate Portfolio - 1.40% series contract	549,927.036	205,927.353	137,802.134	618,052.255
U.S. Real Estate Portfolio - 1.25% series contract	944.337	1,524.304	0.001	2,468.640
U.S. Real Estate Portfolio - 1.10% series contract	5,725.997	2,743.937	4,095.380	4,374.554
U.S. Real Estate Portfolio - 0.95% series contract	69.022	129.669	83.080	115.611
U.S. Real Estate Portfolio - 0.90% series contract	396.422	1,116.371	1,512.793	0.000
U.S. Real Estate Portfolio - 0.75% series contract	1,794.121	416.240	5.066	2,205.295
Value Portfolio - 1.50% series contract	1,175.072	950.194	903.443	1,221.823
Value Portfolio - 1.40% series contract	620,028.974	338,590.582	151,428.384	807,191.172
Value Portfolio - 1.25% series contract	0.000	33.943	0.000	33.943
Value Portfolio - 1.10% series contract	5,123.338	1,141.544	547.178	5,717.704
Value Portfolio - 0.95% series contract	33.363	0.000	0.000	33.363
Value Portfolio - 0.90% series contract	5,265.487	617.980	5,883.467	0.000
Value Portfolio - 0.75% series contract	1,475.807	296.193	159.383	1,612.617
Timothy Partners, Ltd.:
Small-Cap VS - 1.50% series contract	604.436	177.929	0.272	782.093
Small-Cap VS - 1.40% series contract	325,717.236	23,845.860	39,316.707	310,246.389
Small-Cap VS - 1.10% series contract	2,478.777	364.413	61.102	2,782.088
Small-Cap VS - 0.75% series contract	366.035	199.660	0.001	565.694
Conservative Growth Fund VS - 1.50% series contract	7,343.039	41.024	2,793.676	4,590.387
Conservative Growth Fund VS - 1.40% series contract	348,794.768	291,497.200	53,727.483	586,564.485
Conservative Growth Fund VS - 1.25% series contract	0.000	619.421	0.000	619.421
Conservative Growth Fund VS - 1.10% series contract	37.886	137.534	0.000	175.420
Conservative Growth Fund VS - 0.75% series contract	6.078	128.032	0.174	133.936
Strategic Growth Fund VS - 1.50% series contract	3,195.360	534.029	3,138.484	590.905
Strategic Growth Fund VS - 1.40% series contract	408,637.294	406,656.020	128,082.186	687,211.128
Strategic Growth Fund VS - 0.75% series contract	30.285	40.119	0.000	70.404
Oppenheimer Variable Account Funds:
Balanced Fund Initial Shares - 1.50% series contract	0.000	3,000.955	0.000	3,000.955
Balanced Fund Initial Shares - 1.40% series contract	0.000	3,001.731	0.000	3,001.731
Balanced Fund Initial Shares - 0.95% series contract	0.000	21.039	0.000	21.039
Capital Appreciation Initial Shares - 1.40% series contract	0.000	581.341	0.000	581.341
Main Street Fund Initial Shares - 1.40% series contract	0.000	13,089.746	27.618	13,062.128
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class - 1.40% series contract	0.000	10,087.993	21.520	10,066.473
Total Return Portfolio — Administrative Class - 1.40% series contract	0.000	627.100	0.000	627.100

22

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2005				Periods Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund	19	$11.254617	$11.291687	$212	0.00%	1.10%	1.40%	8.08%	8.40%
Dynamics Fund	76	8.943219	9.261113	685	0.00%	0.75%	1.50%	9.06%	9.89%
Core Stock Fund	808	12.874443	11.400606	10,395	0.38%	0.75%	1.40%	1.91%	2.58%
Global Health Care Fund	422	10.755506	11.137654	4,559	0.00%	0.75%	1.50%	6.53%	7.34%
High Yield Fund	359	10.868424	11.007248	3,909	7.96%	0.75%	1.50%	1.18%	1.95%
Financial Services Fund	209	11.487311	11.895426	2,410	1.34%	0.75%	1.50%	4.32%	5.11%
Small Cap Equity Fund	19	10.857407	10.893167	204	0.00%	1.10%	1.40%	6.60%	6.93%
Small Company Growth Fund	149	9.160636	9.486239	1,369	0.00%	0.75%	1.50%	3.62%	4.40%
American Century Investments:
Large Company Value — Class I	105	10.560864	10.595660	1,113	3.41%	1.10%	1.40%	3.37%	3.68%
Mid Cap Value — Class I	122	11.217536	11.309936	1,374	1.37%	0.75%	1.50%	7.92%	8.74%
Ultra — Class I	34	10.452014	10.538120	357	0.00%	0.75%	1.50%	0.64%	1.40%
Vista — Class I	81	11.088360	11.167429	898	0.00%	0.75%	1.40%	6.63%	7.33%
Scudder VIT Funds:
Equity 500 Index	154	9.136666	9.320196	1,405	1.54%	1.10%	1.40%	3.21%	3.53%
Small Cap Index	420	14.851525	15.609142	6,282	0.63%	0.75%	1.50%	2.70%	3.48%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,032	12.966250	11.039795	13,443	0.02%	0.75%	1.50%	2.82%	3.60%
Growth and Income Portfolio	595	11.239975	10.814168	6,730	1.31%	0.75%	1.50%	1.81%	2.58%
Money Market Portfolio	6,872	1.146196	1.165821	7,922	2.58%	0.75%	1.50%	0.98%	1.62%
Developing Leaders Portfolio	932	14.585834	14.482701	13,699	0.00%	0.75%	1.50%	4.22%	5.01%
Technology Growth Portfolio	37	10.388053	10.462156	380	0.00%	0.75%	1.40%	2.34%	3.01%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	804	10.455586	8.955771	8,479	0.00%	0.75%	1.50%	2.07%	2.84%
Stock Index Fund	4,537	13.051861	11.141253	60,411	1.58%	0.75%	1.65%	2.97%	3.91%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,219	15.688702	12.989749	19,269	0.00%	0.75%	1.50%	10.63%	11.47%
Balanced Portfolio	3,279	18.412437	15.420964	61,531	2.20%	0.75%	1.65%	6.17%	7.14%
Forty Portfolio	1,454	10.506419	11.042426	15,387	0.21%	0.75%	1.50%	11.16%	12.00%
Growth Portfolio	1,843	12.038658	10.165143	22,350	0.32%	0.75%	1.50%	2.73%	3.51%
Worldwide Growth Portfolio	1,655	12.521328	10.158682	20,847	1.31%	0.75%	1.50%	4.28%	5.07%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	994	18.810903	15.992759	18,806	1.12%	0.75%	1.50%	30.32%	31.30%
Old Mutual Insurance Series Fund, Inc.:
Growth II Portfolio	264	9.315791	9.523166	2,479	0.00%	0.75%	1.50%	9.69%	10.52%
Large Cap Growth Portfolio	516	14.320384	12.126097	7,547	0.00%	0.75%	1.65%	2.84%	3.77%
Mid Cap Portfolio	871	13.016051	13.478512	11,393	0.00%	0.75%	1.50%	4.13%	4.92%
Select Value Portfolio	368	8.198639	8.489987	3,030	1.91%	0.75%	1.50%	2.94%	3.73%
Technology & Communications Portfolio	1,920	7.665243	7.980838	14,842	0.00%	0.75%	1.50%	8.27%	9.09%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	106	13.409924	13.752477	1,418	0.38%	1.10%	1.40%	31.99%	32.39%
Core Plus Fixed Income Portfolio	1,063	14.540695	14.329012	15,577	3.50%	0.75%	1.50%	2.65%	3.43%
Mid Cap Value Portfolio	543	19.055685	16.688897	10,561	0.31%	0.75%	1.65%	10.46%	11.47%
U.S. Real Estate Portfolio	655	26.744644	26.776196	17,661	1.19%	0.75%	1.50%	15.30%	16.18%
Value Portfolio	873	14.291407	14.292090	12,591	1.37%	0.75%	1.50%	3.00%	3.78%
Timothy Partners, Ltd.:
Small-Cap VS	282	17.204132	18.123238	4,886	0.00%	0.75%	1.50%	-2.15%	-1.40%
Conservative Growth VS	581	11.183411	11.495051	6,517	0.25%	0.75%	1.50%	3.76%	4.55%
Strategic Growth VS	673	11.206981	11.518110	7,575	0.00%	0.75%	1.50%	4.30%	5.10%
Oppenheimer Variable Account Funds:
Balanced Fund	310	10.523629	10.610348	3,265	0.57%	0.75%	1.50%	2.33%	3.11%
Capital Appreciation Fund	88	10.691883	10.768137	943	0.24%	0.75%	1.40%	3.63%	4.31%
Main Street Fund	164	10.804162	10.893157	1,776	0.51%	0.75%	1.50%	4.39%	5.18%
PIMCO Variable Insurance Trust:
Real Return Portfolio - Administrative Class	244	10.213640	10.258560	2,493	3.87%	1.10%	1.50%	0.57%	0.98%
Total Return Portfolio - Administrative Class	202	10.162115	10.252148	2,054	4.09%	0.75%	1.50%	0.92%	1.69%
Wells Fargo Advantage Variable Trust:
Discovery Fund II (*)	731	11.345996	11.409057	8,304	0.00%	0.75%	1.50%	13.46%	14.09%
Opportunity Fund II	811	19.130526	16.674972	15,602	0.00%	0.75%	1.50%	6.27%	7.08%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 8, 2005 (commencement of operations) to December 31, 2005.

23

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Periods Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	3	$10.413665	$10.413665	$28	0.00%	1.40%	1.40%	4.14%	4.14%
Dynamics Fund	78	8.199982	8.427490	640	0.00%	0.75%	1.50%	11.64%	12.49%
Core Equity Fund	1,051	12.540145	11.113823	13,277	0.85%	0.75%	1.50%	2.68%	3.46%
Health Sciences Fund	389	10.096155	10.376110	3,942	0.00%	0.75%	1.50%	5.96%	6.76%
High Yield Fund (**)	457	10.741765	10.797012	4,915	5.79%	0.75%	1.50%	7.42%	7.97%
Financial Services Fund	211	11.011283	11.316604	2,330	0.82%	0.75%	1.50%	7.05%	7.86%
Small Cap Equity Fund (*)	0	10.184771	10.184771	0	0.00%	1.40%	1.40%	1.85%	1.85%
Small Company Growth Fund	132	8.840784	9.086065	1,168	0.00%	0.75%	1.50%	12.19%	13.04%
Total Return Fund	180	10.588271	10.825781	1,908	1.67%	1.10%	1.40%	2.28%	2.59%
American Century Investments:
Large Company Value — Class I (*)	37	10.216542	10.216542	375	0.01%	1.40%	1.40%	2.17%	2.17%
Mid Cap Value — Class I (*)	25	10.395465	10.395465	260	0.01%	1.40%	1.40%	3.95%	3.95%
Ultra — Class I (*)	1	10.386756	10.386756	6	0.00%	1.40%	1.40%	3.87%	3.87%
Vista — Class I (*)	5	10.399373	10.403392	52	0.00%	0.95%	1.40%	3.99%	4.03%
Scudder VIT Funds:
EAFE Equity Index	478	8.665044	9.038644	4,167	2.29%	0.75%	1.50%	17.28%	18.17%
Equity 500 Index	177	8.852168	9.078997	1,567	1.12%	0.95%	1.40%	9.05%	9.54%
Small Cap Index	349	14.461037	15.084265	5,070	0.42%	0.75%	1.50%	16.00%	16.87%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,060	12.611044	10.656479	13,434	1.76%	0.75%	1.50%	3.47%	4.26%
Growth and Income Portfolio	680	11.040630	10.542352	7,547	1.26%	0.75%	1.50%	5.86%	6.66%
Money Market Portfolio	5,507	1.135018	1.147250	6,281	0.72%	0.75%	1.50%	-0.62%	0.04%
Developing Leaders Portfolio	939	13.995525	13.791916	13,228	0.20%	0.75%	1.50%	9.67%	10.51%
Technology Growth Portfolio (*)	0	10.151024	10.154947	2	0.00%	0.95%	1.40%	1.51%	1.55%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	920	10.243995	8.708439	9,495	0.39%	0.75%	1.50%	4.62%	5.41%
Stock Index Fund	4,825	12.675499	10.722192	62,267	1.80%	0.75%	1.65%	8.82%	9.81%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,268	14.181621	11.653511	18,121	0.00%	0.75%	1.50%	18.94%	19.84%
Balanced Portfolio	3,651	17.341815	14.393020	64,383	2.23%	0.75%	1.65%	6.74%	7.71%
Capital Appreciation Portfolio	1,396	9.451611	9.858999	13,275	0.24%	0.75%	1.50%	16.46%	17.34%
Growth Portfolio	1,987	11.719098	9.820772	23,443	0.14%	0.75%	1.50%	2.95%	3.73%
Worldwide Growth Portfolio	1,926	12.007224	9.668184	23,251	0.98%	0.75%	1.50%	3.21%	3.99%
Janus Aspen Select Series:
International Growth Portfolio	705	14.434891	12.179969	10,220	0.89%	0.75%	1.50%	17.17%	18.06%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	308	8.492828	8.616491	2,639	0.00%	0.75%	1.50%	5.02%	5.81%
Large Cap Growth Portfolio	693	13.925454	11.685108	9,812	0.00%	0.75%	1.65%	7.15%	8.13%
Mid Cap Portfolio	950	12.499711	12.846324	11,921	0.00%	0.75%	1.50%	17.08%	17.96%
Select Value Portfolio	434	7.964104	8.184990	3,472	2.34%	0.75%	1.50%	1.31%	2.08%
Technology & Communications Portfolio	2,161	7.079714	7.315679	15,415	0.00%	0.75%	1.50%	4.83%	5.62%
Strong Funds:
Mid Cap Growth Fund II	641	13.869868	11.303306	8,947	0.00%	0.75%	1.50%	17.37%	18.26%
Opportunity Fund II	927	18.001632	15.572815	16,765	0.00%	0.75%	1.50%	16.45%	17.33%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	132	10.160076	10.388107	1,346	0.64%	1.10%	1.40%	21.39%	21.76%
Core Plus Fixed Income Portfolio	1,065	14.164679	13.853286	15,182	3.99%	0.75%	1.50%	2.81%	3.58%
Mid Cap Value Portfolio	477	17.251006	14.971848	8,370	0.02%	0.75%	1.65%	12.71%	13.73%
U.S. Real Estate Portfolio	628	23.195474	23.047942	14,674	1.87%	0.75%	1.50%	34.35%	35.37%
Value Portfolio	816	13.875252	13.771392	11,405	1.74%	0.75%	1.50%	16.07%	16.95%
Timothy Partners, Ltd.:
Small-Cap VS	314	17.581568	18.381300	5,565	0.00%	0.75%	1.50%	9.79%	10.62%
Conservative Growth VS	592	10.778271	10.995154	6,399	0.00%	0.75%	1.50%	4.39%	5.18%
Strategic Growth VS	688	10.744596	10.959701	7,410	0.00%	0.75%	1.50%	6.50%	7.31%
Oppenheimer Variable Account Funds:
Balanced Fund (*)	6	10.283548	10.288407	62	0.00%	0.95%	1.50%	2.84%	2.88%
Capital Appreciation Fund (*)	1	10.317159	10.317159	6	0.00%	1.40%	1.40%	3.17%	3.17%
Main Street Fund (*)	13	10.350617	10.350617	135	0.00%	1.40%	1.40%	3.51%	3.51%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	10	10.156423	10.156423	102	5.92%	1.40%	1.40%	1.56%	1.56%
Total Return Portfolio — Administrative Class (*)	1	10.070332	10.070332	6	0.03%	1.40%	1.40%	0.70%	0.70%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2003				Periods Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
Scudder VIT Funds:
EAFE Equity Index	413	$7.388091	$7.595666	$3,063	3.97%	0.90%	1.50%	31.39%	32.17%
Equity 500 Index	194	8.117797	8.306805	1,579	1.13%	0.90%	1.40%	26.39%	27.01%
Small Cap Index	437	12.466875	12.906395	5,476	0.37%	0.75%	1.50%	44.26%	45.34%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	961	12.187676	10.221281	11,760	1.47%	0.75%	1.50%	19.38%	20.27%
Growth and Income Portfolio	612	10.429505	9.883935	6,415	0.81%	0.75%	1.50%	24.70%	25.63%
Money Market Portfolio	11,575	1.142058	1.146810	13,272	0.61%	0.75%	1.50%	-0.70%	-0.04%
Developing Leaders Portfolio	924	12.760941	12.480727	11,857	0.03%	0.75%	1.50%	29.75%	30.71%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc.	936	9.791601	8.261258	9,215	0.11%	0.75%	1.50%	24.14%	25.07%
Stock Index Fund	4,775	11.648244	9.764386	56,332	1.45%	0.75%	1.65%	26.28%	27.41%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	63	7.344844	7.491858	466	0.00%	0.75%	1.50%	35.79%	36.80%
Core Equity Fund	1,093	12.212738	10.742258	13,427	1.16%	0.75%	1.50%	20.79%	21.68%
Health Sciences Fund	319	9.528348	9.718905	3,045	0.00%	0.75%	1.50%	25.89%	26.83%
High Yield Fund	867	10.031841	9.202367	8,745	7.87%	0.75%	1.50%	23.19%	24.11%
Financial Services Fund	159	10.286102	10.491819	1,641	0.58%	0.75%	1.50%	27.67%	28.62%
Small Company Growth Fund	137	7.880151	8.037880	1,086	0.00%	0.75%	1.50%	31.46%	32.44%
Total Return Fund	198	10.351951	10.552207	2,052	2.38%	1.10%	1.40%	15.37%	15.71%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,326	11.923077	9.723925	15,889	0.00%	0.75%	1.50%	33.11%	34.10%
Balanced Portfolio	3,799	16.246497	13.362331	62,434	2.21%	0.75%	1.65%	12.20%	13.20%
Capital Appreciation Portfolio	1,528	8.115731	8.401910	12,461	0.46%	0.75%	1.50%	18.75%	19.64%
Growth Portfolio	2,154	11.382949	9.467320	24,643	0.09%	0.75%	1.50%	29.79%	30.75%
Worldwide Growth Portfolio	2,183	11.633594	9.296883	25,392	1.01%	0.75%	1.50%	22.16%	23.07%
International Growth Portfolio	698	12.319658	10.233679	8,627	1.17%	0.90%	1.50%	32.92%	33.71%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	323	8.087106	8.143144	2,626	0.00%	0.75%	1.50%	23.85%	24.77%
Large Cap Growth Portfolio	630	12.995728	10.806602	8,303	0.00%	0.75%	1.65%	29.06%	30.21%
Mid Cap Portfolio	770	10.676536	10.890084	8,245	0.00%	0.75%	1.50%	32.33%	33.31%
Select Value Portfolio	425	7.860838	8.018085	3,353	2.48%	0.75%	1.50%	16.55%	17.41%
Technology & Communications Portfolio	2,210	6.753583	6.926193	15,022	0.00%	0.75%	1.50%	43.19%	44.25%
Strong Funds:
Mid Cap Growth Fund II	654	11.816959	9.557876	7,721	0.00%	0.75%	1.50%	32.23%	33.22%
Opportunity Fund II	822	15.458386	13.272178	12,732	0.08%	0.75%	1.50%	34.98%	35.99%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	8.369484	12.045125	1,227	0.00%	0.90%	1.40%	47.61%	48.34%
Core Plus Fixed Income Portfolio	1,136	13.778094	13.373842	15,737	0.91%	0.75%	1.50%	3.09%	3.86%
Mid Cap Value Portfolio	429	15.453181	13.164187	6,655	0.00%	0.75%	1.50%	39.42%	40.46%
U.S. Real Estate Portfolio	560	17.264400	17.025662	9,727	0.00%	0.75%	1.50%	35.48%	36.49%
Value Portfolio	633	11.953963	11.775296	7,616	0.00%	0.75%	1.50%	32.10%	33.08%
Timothy Partners, Ltd.:
Small-Cap VS	329	16.013800	16.616330	5,301	0.00%	0.75%	1.50%	39.04%	40.07%
Conservative Growth VS	356	10.325409	10.453956	3,684	0.00%	0.75%	1.50%	15.88%	16.74%
Strategic Growth VS	412	10.088364	10.212939	4,162	0.00%	0.75%	1.50%	23.18%	24.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2002				Periods Ended December 31, 2002
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Lowest to Highest		(000s)	Income Ratio (1)	Lowest to Highest (2)		Lowest to Highest (3)
Scudder VIT Funds:
EAFE Equity Index	191	$5.623237	$5.747094	$1,077	1.90%	0.90%	1.50%	-22.76%	-22.30%
Equity 500 Index	225	6.422838	6.540032	1,448	0.98%	0.90%	1.40%	-23.39%	-23.01%
Small Cap Index	167	8.641731	8.880430	1,453	0.71%	0.75%	1.50%	-21.76%	-21.18%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	834	8.313661	10.517029	8,552	1.19%	0.75%	1.50%	-17.74%	-17.50%
Growth and Income Portfolio	647	7.696282	8.546428	5,438	0.60%	0.75%	1.50%	-26.25%	-26.14%
Money Market Portfolio	26,764	1.125015	1.169798	30,874	1.56%	0.75%	1.50%	0.18%	0.30%
Small Cap Portfolio	909	9.340276	10.131883	8,981	0.05%	0.75%	1.50%	-20.12%	-19.88%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	969	6.561870	8.059684	7,676	0.21%	0.75%	1.50%	-29.58%	-29.72%
Stock Index Fund	4,548	7.496983	9.579380	42,392	1.40%	0.75%	1.65%	-23.32%	-23.09%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund	78	5.409027	5.476583	424	0.00%	0.75%	1.50%	-32.91%	-32.41%
Core Equity Fund	1,110	8.635717	10.331759	11,282	1.46%	0.75%	1.50%	-20.11%	-19.99%
Health Sciences Fund	216	7.568511	7.662880	1,637	0.00%	0.75%	1.50%	-25.57%	-25.01%
High Yield Fund	490	7.252971	8.320679	4,013	9.96%	0.75%	1.50%	-2.51%	-2.37%
Financial Services Fund	120	8.056892	8.157371	969	0.76%	0.75%	1.50%	-16.16%	-15.53%
Small Company Growth Fund	157	5.994252	6.069108	944	0.00%	0.75%	1.50%	-32.13%	-31.63%
Total Return Fund	239	8.972997	9.119526	2,144	2.10%	1.10%	1.40%	-11.46%	-11.20%
Janus Aspen Series:
Aggressive Growth Portfolio	1,317	7.203589	9.227625	11,845	0.00%	0.75%	1.50%	-28.58%	-28.61%
Balanced Portfolio	3,791	11.547104	15.037669	55,454	2.52%	0.75%	1.65%	-7.60%	-7.33%
Capital Appreciation Portfolio	1,580	6.834023	7.022777	10,840	0.58%	0.75%	1.50%	-16.92%	-16.30%
Growth Portfolio	2,361	7.082990	9.035150	20,810	0.00%	0.75%	1.50%	-27.42%	-27.20%
Worldwide Growth Portfolio	2,506	7.389719	9.810429	23,887	0.90%	0.75%	1.50%	-26.42%	-26.20%
International Growth Portfolio	693	7.536654	9.470891	6,455	1.24%	0.90%	1.50%	-26.50%	-26.39%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	321	6.483531	6.726823	2,108	0.00%	0.75%	1.50%	-31.05%	-31.08%
Large Cap Growth Portfolio	538	8.118359	10.457164	5,483	0.00%	0.75%	1.65%	-30.19%	-29.98%
Mid Cap Portfolio	711	8.068197	8.168835	5,747	0.00%	0.75%	1.50%	-19.86%	-19.26%
Select Value Portfolio	383	6.744883	6.829025	2,591	1.19%	0.75%	1.50%	-26.18%	-25.63%
Technology & Communications Portfolio	1,924	4.716523	4.858762	9,123	0.00%	0.75%	1.50%	-54.67%	-54.42%
Strong Funds:
Mid Cap Growth Fund II	591	7.127359	9.206023	5,280	0.00%	0.75%	1.50%	-38.10%	-38.14%
Opportunity Fund II	696	9.547304	11.797331	7,971	0.39%	0.75%	1.50%	-27.72%	-27.51%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	146	5.670122	8.120134	832	0.00%	0.90%	1.40%	-10.16%	-9.71%
Core Plus Fixed Income Portfolio	1,076	12.596637	13.656469	14,460	4.31%	0.75%	1.50%	6.00%	6.16%
Mid Cap Value Portfolio	392	9.168344	11.418226	4,365	0.00%	0.75%	1.50%	-28.91%	-28.70%
U.S. Real Estate Portfolio	476	12.202516	13.127169	6,103	3.97%	0.75%	1.50%	-2.01%	-1.72%
Value Portfolio	538	8.789584	9.322154	4,891	1.11%	0.75%	1.50%	-22.85%	-22.89%
Timothy Partners, Ltd.:
Small-Cap VS	418	11.517409	11.862623	4,841	0.00%	0.75%	1.50%	-18.61%	-18.00%
Conservative Growth VS (*)	169	8.910599	8.934171	1,505	0.69%	1.10%	1.50%	-10.89%	-10.66%
Strategic Growth VS (*)	164	8.189622	8.194917	1,340	0.00%	1.40%	1.50%	-18.10%	-18.05%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note:	Year ended unless otherwise noted.

(*) Period for May 1, 2002 (commencement of operations) to December 31, 2002.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
December 31, 2005
(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2001				Periods Ended December 31, 2001
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Lowest to Highest		(000s)	Income Ratio (1)	Lowest to Highest (2)		Lowest to Highest (3)
Scudder VIT Funds:
EAFE Equity Index	101	$7.299765	$7.396296	$735	0.00%	0.90%	1.40%	-25.73%	-25.36%
Equity 500 Index	240	8.383718	8.494513	2,009	0.78%	0.90%	1.40%	-13.40%	-12.97%
Small Cap Index	154	11.074827	11.221359	1,706	0.75%	0.90%	1.40%	0.65%	1.15%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	725	10.228319	12.747715	9,061	0.85%	0.90%	1.50%	-10.66%	-10.12%
Growth and Income Portfolio	649	10.560897	11.648352	7,409	0.49%	0.90%	1.50%	-7.25%	-6.69%
Money Market Portfolio	17,922	1.134928	1.174767	20,664	2.57%	0.90%	1.50%	2.13%	2.71%
Small Cap Portfolio	708	11.833795	12.646674	8,772	0.46%	0.90%	1.50%	-7.51%	-6.96%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	1,071	9.318292	11.544188	12,115	0.07%	0.90%	1.50%	-23.73%	-23.27%
Stock Index Fund	4,214	9.894503	12.455945	51,325	1.10%	0.90%	1.65%	-13.62%	-12.97%
Invesco Variable Investment Funds, Inc.:
Dynamics Fund (*)	93	8.067308	8.067308	752	0.00%	1.40%	1.40%	-19.33%	-19.33%
Core Equity Fund	1,205	10.939435	12.999453	15,360	1.13%	0.90%	1.50%	-10.32%	-9.79%
Health Sciences Fund (*)	61	10.168588	10.205610	622	0.65%	0.95%	1.50%	1.69%	2.06%
High Yield Fund	549	7.529874	8.579354	4,617	11.41%	0.90%	1.50%	-16.19%	-15.69%
Financial Services Fund (*)	73	9.609846	9.616190	699	0.66%	1.40%	1.50%	-3.90%	-3.84%
Small Company Growth Fund (*)	28	8.832577	8.838420	245	0.00%	1.40%	1.50%	-11.67%	-11.62%
Total Return Fund	367	10.134755	10.338078	3,721	2.36%	0.95%	1.40%	-2.84%	-2.41%
Janus Aspen Series:
Aggressive Growth Portfolio	1,233	10.086016	12.926320	15,606	0.00%	0.90%	1.50%	-40.35%	-40.00%
Balanced Portfolio	3,643	12.646851	16.226337	57,792	2.68%	0.90%	1.65%	-6.22%	-5.52%
Capital Appreciation Portfolio	1,677	8.225736	8.357094	13,838	1.25%	0.90%	1.50%	-22.84%	-22.38%
Growth Portfolio	2,226	9.875724	12.411252	27,076	0.27%	0.90%	1.50%	-25.85%	-25.41%
Worldwide Growth Portfolio	2,408	10.164080	13.294015	31,292	0.49%	0.90%	1.50%	-23.59%	-23.13%
International Growth Portfolio	685	10.377532	12.952582	8,694	1.10%	0.90%	1.50%	-24.38%	-23.92%
PBHG Insurance Series Fund, Inc.:
Growth II Portfolio	352	9.403165	9.760837	3,366	0.00%	0.90%	1.50%	-41.35%	-41.00%
Large Cap Growth Portfolio	547	11.769124	14.935453	8,002	0.00%	0.90%	1.65%	-29.45%	-28.93%
Mid Cap Portfolio (*)	226	10.067711	10.104428	2,276	0.80%	0.95%	1.50%	0.68%	1.04%
Select Value Portfolio (*)	287	9.136677	9.169998	2,624	1.16%	0.95%	1.50%	-8.63%	-8.30%
Technology & Communications Portfolio	1,608	10.405028	10.660475	16,805	31.47%	0.90%	1.50%	-53.03%	-52.75%
Strong Funds:
Mid Cap Growth Fund II	588	11.515176	14.880887	8,537	0.00%	0.90%	1.50%	-31.80%	-31.39%
Opportunity Fund II	656	13.368024	16.273988	10,426	0.48%	0.90%	1.50%	-5.14%	-4.57%
The Van Kampen Universal Institutional Funds, Inc.:
Emerging Markets Portfolio	158	6.311285	8.993705	1,001	0.00%	0.90%	1.40%	-7.79%	-7.33%
Core Plus Fixed Income Portfolio	717	12.639254	12.949664	9,099	5.37%	0.95%	1.50%	7.70%	8.29%
Mid Cap Value Portfolio	341	13.052029	16.014471	5,348	0.00%	0.90%	1.50%	-4.59%	-4.02%
U.S. Real Estate Portfolio	272	13.036863	13.357067	3,557	4.79%	0.95%	1.50%	8.21%	8.80%
Value Portfolio	408	11.392961	12.089242	4,835	1.43%	0.90%	1.50%	0.75%	1.35%
Timothy Partners, Ltd.:
Small-Cap VS	360	14.150023	14.356543	5,116	0.00%	1.10%	1.50%	10.18%	10.62%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note:	Year ended unless otherwise noted.

(*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

27

PART C
Other Information

Note:	This Part C contains information related to The Commodore Independence Variable Contract, (File No. 333-51955) and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)		Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2)		Not Applicable.

(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/
(i)	Amended Schedule 1 to Distribution Agreement. 3/
(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 5/
(4)	Individual and Group Contract Forms and Endorsements.
(a)	Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 3/

(b)	Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract. 3/

(c)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(d)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(e)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(f)	Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(g)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

1

(h)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement Qualified Individual Contract. 3/

(i)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(j)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(k)	Form of Long-Term Care Waiver Raider to Individual Contract. 2 /

(l)	Form of Loan Endorsement to Individual Contract. 3/

(m)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 10/

(n)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 10/

(o)	Form of Loan Endorsement to Group Contract. 2/

(p)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(q)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 7/

(r)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 7/

(t)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Group Contract. 7/

(v)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 7/

(w)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(x)	Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(z)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

2

(aa)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 7/

(bb)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 7/

(cc)	Form of Successor Owner Endorsement to Group Contract. 10/

(dd)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 10/

(ee)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 10/

(ff)	Revised Form of Employer Plan Endorsement to Group Contract. 3/

(gg)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(hh)	Form of Individual Retirement Annuity Endorsement to Group Contract. 6/

(ii)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

(jj)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/

(kk)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

(ll)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 6/

(mm)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract. 6/

(nn)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
(5)	(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/
(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 8/

(c)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(d)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 8/

3

(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company. ® 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996. 2/

(iii)	Approval by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company ® . 5/
(7)	Not Applicable.
(8)	(a) Participation Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 2/
(b)	Participant Agreement between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and Dreyfus Stock Index Fund. 2/
(c)	Participation Agreement between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(d)	Participation Agreement between Annuity Investors Life Insurance Company ® and Janus Aspen Series. 2/
(i)	Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company ® and Janus Aspen Series. 3/

(ii)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 16 /

(e)	Letter of Agreement between Annuity Investors Life Insurance Company® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds Management, LLC on behalf of the Wells Fargo Fund Family. 15/

(f)	Participation Agreement between Annuity Investors Life Insurance Company ® and INVESCO Variable Investment Funds, Inc. 2/

4

(i)	Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company ® and INVESCO Variable Investment Funds, Inc. 2/

(ii)	Amendment dated October 31, 2001 by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Groups, Inc. and INVESCO Variable Investment Funds, Inc. 14/

(iii)	Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Groups, Inc. and INVESCO Variable Investment Funds, Inc. 14/
(g)	Participation Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 3/
(i)	Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Universal Institutional Funds, Inc. ( n/k/a Van Kampen Universal Institutional Funds Inc .) 3/
(h)	Participation Agreement between Annuity Investors Life Insurance Company ® and PBHG Insurance Series Fund, Inc. 2/
(i)	Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company ® . 14/
(i)	Service Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc. (n/k/a Great American Financial Resources ® , Inc.). 2/

(j)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors ® , Inc.) and AAG Insurance Agency, Inc. 2/

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company ® and American Annuity Group, Inc. (n/k/a Great American Financial Resources ® , Inc.). 2/

(m)	Service Agreement between Annuity Investors Life Insurance Company ® and Pilgrim Baxter & Associates, Ltd. 2/

(n)	Participation Agreement between Annuity Investors Life Insurance Company ® and Morgan Stanley Universal Institutional Funds, Inc. Annuity Investors Life Insurance Company. ® 2/

5

(o)	Service Agreement between Annuity Investors Life Insurance Company ® and Janus Capital Corporation. 2/

(p)	Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company ® . 4/

(q)	Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company ® . 4/

(r)	Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company ® . 4/

(s)	Participation Agreement between Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investments) and Annuity Investors Life Insurance Company ® . 9/

(t)	Service Agreement between Deutsche Asset Management and Annuity Investors Life Insurance Company ® . 9/

(u)	Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. ® 13/

(i)	Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 16/

(v)	Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. ® 13/

(w)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 15/

(x)	Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC, and Annuity Investors Life Insurance Company dated December 21, 2005. 16/

(y)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 16/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 17/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 17/

6

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, on June 3, 1997.

3/	Filed with and incorporated by reference to Form N-4 on May 6, 1998.

4/	Filed with and incorporated by reference to Pre-Effective Amendment No. 1 on July 6, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on November 17, 1998.

6/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

7/	Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 27, 1998.

8/	Incorporated by reference to Post-Effective Amendment No. 2, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.

9/	Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 26, 1999.

10/	Filed with and incorporated by reference to Post Effective Amendment No. 1 on February 26, 1999.

11/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

12/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

13/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2002.

14/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2004.

15/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 29, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 33-19725, 1940 Act File No. 811-08017, on May 1, 2006.

17/	Filed herewith.

7

Item 25. Directors and Officers of Annuity Investors Life Insurance Company ®

Name	Principal Business Address	Positions and Offices With the Company
Stephen Craig Lindner	(1)	Director

Christopher P. Miliano	(1)	Director

Mark Francis Muething	(1)	Director and Executive Vice President,
		General Counsel & Secretary

Michael J. Prager	(1)	Director

Charles R. Scheper	(1)	Director and President & Chief
		Executive Officer

Richard L. Magoteaux	(1)	Executive Vice President, Chief
		Financial Officer-Operations &
		Treasurer

Mathew Dutkiewicz	(1)	Senior Vice President

Adrienne Kessling	(1)	Senior Vice President-Operations

Catherine A. Crume	(1)	Vice President

John P. Gruber	(1)	Vice President and Chief Compliance Officer

James L. Henderson	(1)	Vice President

John O’Shaughnessy	(1)	Vice President & Actuary

Dale Herr	(1)	Assistant Vice President & Actuary

D. Quentin Reynolds	(1)	Assistant Vice President

Rebecca J. Schriml	(1)	Assistant Vice President

Richard Sutton	(1)	Assistant Vice President & Chief Actuary

Robert D. Davis	(1)	Assistant Vice President

William C. Ellis	(1)	Assistant Treasurer

Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

8

Item 26. Persons Controlled By or Under Common Control with the Depositor and Registrant
The Depositor, Annuity Investors Life Insurance Company ® is a wholly-owned subsidiary of Great American ® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources ® , Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®
The following chart indicates the persons controlled by or under common control with the Company:

9

		Date of	Percentage
Company	State name	Incorporation	of Stock	Description
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
American Security Transfer Company Limited Partnership	Ohio	01/01/1991	93.34 (2)	Limited Partnership
APU Holding Company	Ohio	10/15/2003	100	Holding Company
American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
Scarsdale Depot Associates, L.P.	Delaware	05/05/1989	80	Real Estate Developer
PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
ESC, Inc.	California	11/02/1962	100	Inactive
Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company

1

		Date of	Percentage
Company	State name	Incorporation	of Stock	Description
Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
United Railroad Corp.	Delaware	11/25/1981	100	Inactive
Detroit Manufacturers Railroad Company	Michigan	01/30/1902	82	Inactive
Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
GAI (Bermuda) Ltd.	Bermuda	04/06/1998	100	Holding Company
GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance
Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
The New York and Harlem Railroad Company	New York	04/25/1831	97	Inactive
PLLS,	Washington	05/14/1990	100	Insurance Agency
Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
Republic Indemnity Medical Management, Inc.	California	03/25/1996	100	Inactive
Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
Flextech Holding Co.	Ohio	08/31/2000	100	Packing Manufacturer
FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance

2

		Date of	Percentage
Company	State name	Incorporation	of Stock	Description
Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
Foreign Credit Insurance Association.	New York	01/01/1961	beneficial interest	Unincorporated Association
GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
The Gains Group, Inc.	Ohio	01/26/1982	100	Marketing of Advertising
Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
Great American Custom Insurance Services Illinois, Inc.	Illinois	07/08/1992	100	Underwriting Office
Great American Custom Insurance Services, Inc.	Ohio	07/27/1983	100	Holding Company for E&S Agency/Brokerage
Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
Great American Custom Insurance Services California, Inc.	California	05/18/1992	100	Insurance Services
Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker

3

		Date of	Percentage
Company	State name	Incorporation	of Stock	Description
Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines
Professional Risk Brokers of Ohio, Inc.	Ohio	12/17/1986	100	Insurance Agency
Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
Great American Financial Resources, Inc.	Delaware	11/23/1992	81.88 (2)	Insurance Holding Company
AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity
Great American Life Insurance Company	Ohio	12/15/1959	100	Life Insurance Company
Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
Charleston Harbor Marina, Inc.	South Carolina	04/26/2002	100 (2)	Marina Facility
CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
Great American Life Insurance Company of New York	New York	12/31/1963	100	Life Insurance Company
Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
Skipjack Marina Corp.	Maryland	06/24/1999	100	Marina Operator
United Teacher Associates, Ltd.	Texas	12/17/1998	100 (2)	Holding Company — Limited Partnership
United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company

4

		Date of	Percentage
Company	State name	Incorporation	of Stock	Description
United Agency Brokerage, LP	Texas	05/19/2003	100	Insurance Agency
AAG Insurance Agency of Alabama	Alabama	09/22/1995	100	Insurance Agency
AAG Insurance Agency of Texas, Inc.	Texas	06/02/1995	100	Insurance Agency
AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
AAG Insurance Agency of Massachusetts, Inc.	Massachusetts	05/25/1995	100	Insurance Agency
American DataSolutions International, Inc.	Ohio	08/24/2001	100	Data Processing and Holding Company
American Data Source India Private Limited	India	09/03/1997	99	Software Development
Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
Lifestyle Financial Investments Agency of Ohio, Inc.	Ohio	03/07/1994	beneficial interest	Insurance Agency
SPELCO (UK) Ltd.	United Kingdom		99	Inactive
SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
SWTC, Inc.	Delaware		100	Inactive
Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd’s Plan Insurer
Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance

5

		Date of	Percentage
Company	State name	Incorporation	of Stock	Description
Hudson Management Group	Virgin Islands	07/29/2004	100	Insurance Administrative Services
National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
Kinross Transportation RPG	Texas	02/09/2000	beneficial interest	Purchasing Group
National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
National Interstate Insurance Company of Hawaii, Inc.	Hawaii	09/20/1999	100	Property/Casualty Insurance
Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
Penn Central U.K. Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
Pioneer Carpet Mills	Ohio	04/29/1976	100	Inactive
Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
Three East Fourth, Inc.	Ohio	08/10/1996	100	Real Estate Holding Company

6

Item 27. Number of Certificate Owners
As of March 31, 2006, there were 919 Individual Contract Owners of which 358 were qualified and 561 were non-qualified.
As of March 31, 2006, there were 302 Participants (Certificate Owners) in 8 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company ® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2005. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29. Principal Underwriter

(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors® Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer, Senior Vice President and Director
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Thomas E. Mischell (1)	Assistant Treasurer
Shawn Mihal (1)	Chief Compliance Officer

(1) 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard L. Magoteaux, Treasurer of the Company, at the Administrative Office.
Item 31. Management Services
Not Applicable
Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

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(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 28th of April, 2006

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Charles R. Scheper

Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Charles R. Scheper

Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	Chief Executive Officer and Director	April 28, 2006

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 28, 2006

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 28, 2006

/s/ Christopher Miliano Christopher Miliano*	Director	April 28, 2006

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 28, 2006

/s/ Michael J. Prager Michael J. Prager*	Director	April 28, 2006

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 28 2006

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EXHIBIT INDEX

Exhibit No.	Description of Exhibit
10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney.

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